United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Paul J. Smith One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg Stradley Ronon Stevens & Young 191 North Wacker Dr., Suite 1601 Chicago, Illinois 60606

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2018

Date of reporting period: 03/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (96.85%)
Consumer Discretionary (9.65%)
Amazon.com Inc. (a)	500	$723,670
Comcast Corp. Class A	28,500	973,845
Domino’s Pizza Inc.	2,100	490,476
GAP Inc., The	6,700	209,040
Home Depot Inc., The	4,700	837,728
Lear Corp.	2,800	521,052
McDonald’s Corp.	2,700	422,226
Netflix Inc. (a)	3,200	945,120
NVR Inc. (a)	100	280,000
Target Corp.	4,800	333,264
Tesla Inc. (a)	1,300	345,969
Thor Industries Inc.	2,700	310,959
Toll Brothers Inc.	9,200	397,900
Ulta Beauty Inc. (a)	1,700	347,259
Walt Disney Co., The	7,825	785,943

		7,924,451

Consumer Staples (7.16%)
Coca-Cola Co., The	9,500	412,585
Colgate-Palmolive Co.	11,300	809,984
Constellation Brands Inc. Class A	2,000	455,840
CVS Health Corp.	12,400	771,404
Estee Lauder Companies Inc. Class A, The	2,600	389,272
General Mills Inc.	25,800	1,162,548
Hormel Foods Corp.	22,400	768,768
Kellogg Co.	6,300	409,563
PepsiCo Inc.	6,400	698,560

		5,878,524

Energy (3.01%)
Chevron Corp.	6,540	745,822
EOG Resources Inc.	7,500	789,525
Halliburton Co.	11,665	547,555
RSP Permian Inc. (a)	8,305	389,338

		2,472,240

Financials (13.54%)
Arthur J. Gallagher & Co.	11,265	774,244
Bank of America Corp.	43,470	1,303,665
BB&T Corp.	14,530	756,141
Capital One Financial Corp.	4,600	440,772
Chubb Ltd.	5,200	711,204
Intercontinental Exchange Inc.	11,500	833,980
JPMorgan Chase & Co.	12,140	1,335,036
Leucadia National Corp.	15,500	352,315
Lincoln National Corp.	6,000	438,360
Morgan Stanley	14,375	775,675
Progressive Corp., The	7,500	456,975
Reinsurance Group of America Inc.	2,100	323,400
S&P Global Inc.	2,300	439,438
U.S. Bancorp	14,100	712,050
Wells Fargo & Co.	13,275	695,743
Western Alliance Bancorp (a)	13,300	772,863

		11,121,861

	Shares	Value
Common Stocks (Cont.)
Health Care (11.88%)
Abbott Laboratories	15,950	$955,724
AbbVie Inc.	6,500	615,225
ABIOMED Inc. (a)	2,100	611,079
Align Technology Inc. (a)	3,800	954,294
Becton, Dickinson and Co.	3,600	780,120
Cigna Corp.	1,900	318,706
Gilead Sciences Inc.	5,800	437,262
HCA Healthcare Inc.	5,100	494,700
IDEXX Laboratories Inc. (a)	3,400	650,726
Johnson & Johnson	10,300	1,319,945
Medtronic PLC	12,490	1,001,948
Mettler-Toledo International Inc. (a)	900	517,527
UnitedHealth Group Inc.	2,800	599,200
Vertex Pharmaceuticals Inc. (a)	3,100	505,238

		9,761,694

Industrials (14.35%)
American Airlines Group Inc.	9,000	467,640
Boeing Co., The	5,695	1,867,277
Caterpillar Inc.	2,900	427,402
Cintas Corp.	3,000	511,740
Deere & Co.	3,100	481,492
FedEx Corp.	5,400	1,296,594
General Dynamics Corp.	3,950	872,555
Honeywell International Inc.	8,600	1,242,786
Huntington Ingalls Industries Inc.	2,600	670,176
Rollins Inc.	9,200	469,476
Toro Co., The	5,900	368,455
TransUnion (a)	8,000	454,240
Union Pacific Corp.	6,600	887,238
United Continental Holdings Inc. (a)	6,100	423,767
United Rentals Inc. (a)	5,300	915,469
Waste Management Inc.	5,100	429,012

		11,785,319

Information Technology (26.32%)
Accenture PLC Class A	7,910	1,214,185
Alphabet Inc. Class A (a)	714	740,518
Amdocs Ltd.	11,300	753,936
Amphenol Corp. Class A	5,000	430,650
Apple Inc.	4,900	822,121
Applied Materials Inc.	17,500	973,175
Arista Networks Inc. (a)	1,700	434,010
Booz Allen Hamilton Holding Corp.	18,661	722,554
Broadcom Ltd.	1,470	346,406
Cadence Design Systems Inc. (a)	13,000	478,010
Cognex Corp.	5,800	301,542
Electronic Arts Inc. (a)	2,600	315,224
First Data Corp. Class A (a)	24,600	393,600
GoDaddy Inc. Class A (a)	5,200	319,384
Intel Corp.	9,100	473,928
Intuit Inc.	4,100	710,735
IPG Photonics Corp. (a)	1,500	350,070
KLA-Tencor Corp.	3,900	425,139
Lam Research Corp.	6,700	1,361,172

See accompanying notes to schedules of investments.	1

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Mastercard Inc. Class A	2,900	$507,964
Microchip Technology Inc.	4,500	411,120
Micron Technology Inc. (a)	15,300	797,742
Microsoft Corp.	10,625	969,744
Motorola Solutions Inc.	8,050	847,665
NVIDIA Corp.	3,500	810,565
ON Semiconductor Corp. (a)	23,000	562,580
Oracle Corp.	16,000	732,000
PayPal Holdings Inc. (a)	7,000	531,090
Red Hat Inc. (a)	2,400	358,824
ServiceNow Inc. (a)	5,900	976,155
SS&C Technologies Holdings Inc.	4,200	225,288
Take-Two Interactive Software Inc. (a)	3,900	381,342
Teradyne Inc.	9,200	420,532
Texas Instruments Inc.	6,200	644,118
Total System Services Inc.	5,000	431,300
Western Digital Corp.	4,800	442,896

		21,617,284

Materials (3.65%)
Avery Dennison Corp.	3,700	393,125
Ecolab Inc.	3,000	411,210
LyondellBasell Industries NV Class A	4,000	422,720
Packaging Corporation of America	3,600	405,720
Sherwin-Williams Co., The	1,745	684,249
Southern Copper Corp.	12,500	677,250

		2,994,274

Real Estate (2.56%)
CBRE Group Inc. Class A (a)	12,000	566,640
Public Storage	4,000	801,560
Simon Property Group Inc.	4,775	737,021

		2,105,221

Telecommunication Services (2.23%)
AT&T Inc.	37,950	1,352,918
T-Mobile US Inc. (a)	7,800	476,112

		1,829,030

Utilities (2.50%)
ALLETE Inc.	5,645	407,851
NextEra Energy Inc.	5,600	914,648
WEC Energy Group Inc.	11,700	733,590

		2,056,089

Total Common Stocks
(cost $63,333,958)		79,545,987

	Shares	Value
Short-term Investments (3.01%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.56% (b)	2,472,470	$2,472,470

Total Short-term Investments
(cost $ 2,472,470)		2,472,470

TOTAL INVESTMENTS (99.86%)
(cost $ 65,806,428)		82,018,457
OTHER ASSETS, NET OF LIABILITIES (0.14%)		116,544

NET ASSETS (100.00%)		$82,135,001

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of March 31, 2018.

2	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (47.65%)
Consumer Discretionary (7.44%)
American Axle & Manufacturing Holdings Inc. (a)	21,200	$322,664
Big 5 Sporting Goods Corp.	21,600	156,600
Caleres Inc.	6,700	225,120
Conn’s Inc. (a)	11,800	401,200
Crocs Inc. (a)	22,300	362,375
Dana Inc.	17,100	440,496
Del Taco Restaurants Inc. (a)	20,500	212,380
Fossil Group Inc. (a)	40,100	509,270
KB Home	15,500	440,975
LGI Homes Inc. (a)	7,200	508,104
Modine Manufacturing Co. (a)	8,000	169,200
Office Depot Inc.	113,300	243,595
Tailored Brands Inc.	19,400	486,164
Tower International Inc.	13,500	374,625
Weight Watchers International Inc. (a)	8,800	560,736

		5,413,504

Consumer Staples (1.32%)
Dean Foods Co.	28,000	241,360
Sanderson Farms Inc.	4,600	547,492
SUPERVALU Inc. (a)	11,342	172,739

		961,591

Energy (3.18%)
Arch Coal Inc. Class A	4,500	413,460
California Resources Corp. (a)	31,900	547,085
Cloud Peak Energy Inc. (a)	75,200	218,832
Denbury Resources Inc. (a)	64,600	177,004
Rowan Companies PLC Class A (a)	34,800	401,592
Ship Finance International Ltd.	21,400	306,020
W&T Offshore Inc. (a)	56,700	251,181

		2,315,174

Financials (12.49%)
American Equity Investment Life Holding Co.	23,200	681,152
Argo Group International Holdings Ltd.	8,740	501,676
Banco Latinoamericano de Comercio Exterior SA	12,300	350,550
Banner Corp.	6,300	349,587
Capitol Federal Financial Inc.	25,400	313,690
CNO Financial Group Inc.	11,500	249,205
Enova International Inc. (a)	8,000	176,400
Enstar Group Ltd. (a)	1,800	378,450
FBL Financial Group Inc. Class A	2,900	201,115
First BanCorp (a)	76,300	459,326
Flagstar Bancorp Inc. (a)	9,800	346,920
Investors Bancorp Inc.	36,100	492,404
Kearny Financial Corp.	30,700	399,100
National Western Life Group Inc. Class A	1,500	457,320
Nationstar Mortgage Holdings Inc. (a)	29,400	528,024
Ocwen Financial Corp. (a)	72,500	298,700
PHH Corp. (a)	20,400	213,384

	Shares	Value
Common Stocks (Cont.)
Financials (cont.)
Selective Insurance Group Inc.	14,000	$849,800
Stifel Financial Corp.	7,800	461,994
Tristate Capital Holdings Inc. (a)	19,500	453,375
Walker & Dunlop Inc.	12,600	748,692
Washington Trust Bancorp Inc.	3,300	177,375

		9,088,239

Health Care (3.21%)
Community Health Systems Inc. (a)	25,700	101,772
Enanta Pharmaceuticals Inc. (a)	3,400	275,094
Kindred Healthcare Inc.	48,300	441,945
LHC Group Inc. (a)	7,200	443,232
Magellan Health Inc. (a)	5,500	589,050
Triple-S Management Corp. Class B (a)	18,600	486,204

		2,337,297

Industrials (7.89%)
Acco Brands Corp.	34,200	429,210
Aircastle Ltd.	15,000	297,900
Albany International Corp. Class A	4,300	269,610
Casella Waste Systems Inc. Class A (a)	10,800	252,504
EMCOR Group Inc.	5,400	420,822
Federal Signal Corp.	18,400	405,168
GATX Corp.	9,600	657,504
Greenbrier Companies Inc., The	9,600	482,400
Meritor Inc. (a)	23,000	472,880
Moog Inc. Class A (a)	2,200	181,302
SkyWest Inc.	19,900	1,082,560
Spartan Motors Inc.	24,700	424,840
Sterling Construction Company Inc. (a)	31,600	362,136

		5,738,836

Information Technology (4.83%)
AVX Corp.	22,200	367,410
Benchmark Electronics Inc.	6,100	182,085
ePlus inc. (a)	5,600	435,120
Rosetta Stone Inc. (a)	15,000	197,250
Sanmina Corp. (a)	20,400	533,460
Systemax Inc.	12,400	354,020
Tech Data Corp. (a)	3,800	323,494
TTM Technologies Inc. (a)	20,200	308,858
Unisys Corp. (a)	30,600	328,950
Vishay Intertechnology Inc.	26,100	485,460

		3,516,107

Materials (1.54%)
Materion Corp.	7,500	382,875
Ryerson Holding Corp. (a)	35,300	287,695
SunCoke Energy Inc. (a)	41,800	449,768

		1,120,338

Real Estate (3.84%)
CBL & Associates Properties Inc.	47,000	195,990
Cousins Properties Inc.	50,800	440,944

See accompanying notes to schedules of investments.	3

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Real Estate (cont.)
Education Realty Trust Inc.	10,000	$327,500
Global Net Lease Inc.	22,200	374,736
Healthcare Realty Trust Inc.	12,700	351,917
Select Income REIT	21,900	426,612
Sunstone Hotel Investors Inc.	22,600	343,972
Washington Prime Group Inc.	50,100	334,167

		2,795,838

Telecommunication Services (0.42%)
Intelsat SA (a)	61,900	232,744
Windstream Holdings Inc.	49,800	70,218

		302,962

Utilities (1.49%)
ALLETE Inc.	4,700	339,575
NorthWestern Corp.	6,400	344,320
ONE Gas Inc.	6,000	396,120

		1,080,015

Total Common Stocks
(cost $31,199,614)		34,669,901

Exchange-Traded Funds (50.20%)
iShares Core S&P Mid-Cap ETF	194,704	36,520,629

Total Exchange-Traded Funds
(cost $33,670,922)		36,520,629

Short-term Investments (2.24%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.56% (b)	1,631,949	1,631,949

Total Short-term Investments
(cost $1,631,949)		1,631,949

TOTAL INVESTMENTS (100.09%)
(cost $66,502,485)		72,822,479
LIABILITIES, NET OF OTHER ASSETS (-0.09%)		(62,532)

NET ASSETS (100.00%)		$72,759,947

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of March 31, 2018.

4	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (a) (95.82%)
Australia (1.16%)
Domino’s Pizza Enterprises Ltd.	20,288	$653,726

Austria (0.85%)
Bawag Group AG (b)(c)	8,702	478,166

Belgium (2.31%)
Anheuser-Busch InBev SA/NV	11,875	1,305,617

Brazil (0.42%)
Ambev SA	4,900	35,725
Ambev SA ADR	4,880	35,478
PagSeguro Digital Ltd. Class A (c)	4,317	165,427

		236,630

Canada (2.05%)
Barrick Gold Corp.	5,434	67,653
Constellation Software Inc.	783	531,268
Dollarama Inc.	4,604	559,549

		1,158,470

Chile (0.02%)
Liberty Latin America Ltd. Class A (c)	324	6,302
Liberty Latin America Ltd. Class C (c)	383	7,311

		13,613

China (4.85%)
Alibaba Group Holding Ltd. Sponsored ADR (c)	10,288	1,888,260
Ctrip.com International Ltd. ADR (c)	11,537	537,855
iQIYI Inc. ADR (c)	5,639	87,686
Sinopharm Group Co. Ltd. H Shares	44,800	224,530

		2,738,331

Colombia (1.36%)
Bancolombia SA Sponsored ADR	6,623	278,298
Cementos Argos SA	50,144	173,903
Grupo Argos SA	11,678	78,659
Grupo Aval Acciones y Valores SA ADR	7,724	64,186
Grupo de Inversiones Suramericana	12,810	170,919

		765,965

Denmark (1.21%)
Genmab A/S (c)	1,043	224,709
Novo Nordisk A/S Class B	9,313	458,068

		682,777

France (11.28%)
AXA SA	15,958	424,212
Compagnie Generale des Etablissements Michelin	4,049	599,425
Dassault Systemes SA	4,094	556,757
Essilor International SA	4,495	606,378
Eurofins Scientific SE	1,089	573,874
JC Decaux SA	3,282	114,133
L’Oreal SA	2,216	500,503

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Orange SA	21,556	$366,406
Pernod Ricard SA	4,123	686,513
Schneider Electric SE (Paris)	6,041	531,979
UbiSoft Entertainment SA (c)	6,696	566,696
Unibail-Rodamco SE (Amsterdam)	689	157,384
Unibail-Rodamco SE (Paris)	87	19,874
Vivendi	25,665	665,616

		6,369,750

Germany (12.00%)
Allianz SE Reg.	1,384	312,863
Aroundtown SA	84,095	651,452
Bayer AG Reg.	12,299	1,386,512
Deutsche Boerse AG	8,135	1,112,081
Fresenius SE & Co. KGaA	4,141	316,641
Linde AG Tender Shares (c)	2,560	540,951
SAP SE	9,084	953,654
Scout24 AG (b)	15,953	743,839
Wirecard AG	6,395	758,073

		6,776,066

Hong Kong (2.78%)
MGM China Holdings Ltd.	221,600	576,356
Tencent Holdings Ltd.	18,500	993,072

		1,569,428

India (1.76%)
HDFC Bank Ltd. ADR	6,006	593,213
Makemytrip Ltd. (c)	11,532	400,160

		993,373

Ireland (1.46%)
Ryanair Holdings PLC SP ADR (c)	6,722	825,798

Israel (0.66%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	21,867	373,707

Italy (1.59%)
Telecom Italia SpA (c)	340,393	323,201
Telecom Italia SpA RSP	102,325	85,193
UniCredit SpA (c)	23,390	488,877

		897,271

Japan (10.87%)
Dentsu Inc.	4,300	190,029
Fanuc Corp.	6,900	1,775,736
Hoya Corp.	5,600	282,871
Japan Tobacco Inc.	8,100	231,393
LIFULL Co. Ltd.	31,500	279,425
MISUMI Group Inc.	24,900	689,621
Nintendo Co. Ltd.	800	355,418
Olympus Corp.	10,300	393,862
Sapporo Holdings Ltd.	1,700	49,751
SMC Corp.	700	284,759

See accompanying notes to schedules of investments.	5

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
SoftBank Group Corp.	3,600	$268,528
Sony Corp.	2,700	132,841
START TODAY Co. Ltd.	9,600	249,864
Sumitomo Mitsui Financial Group Inc.	9,000	381,819
Tokio Marine Holdings Inc.	12,600	571,320

		6,137,237

Malaysia (0.01%)
Genting BHD Warrants (c)	21,382	5,445

Mexico (0.90%)
Bolsa Mexicana de Valores SAB de CV	131,500	251,499
Fibra Uno Administracion SA de CV	77,700	117,105
Fibra Uno Administracion SA de CV (b)	27,600	41,598
Grupo Televisa SAB Sponsored ADR	6,196	98,888

		509,090

Netherlands (9.03%)
ASML Holding NV	8,524	1,690,253
Heineken NV	4,922	529,380
ING Groep NV	17,751	299,552
InterXion Holding NV (c)	20,913	1,298,906
Koninklijke Philips NV	22,626	866,394
QIAGEN NV (c)	12,797	413,471

		5,097,956

Norway (0.29%)
Statoil ASA	6,903	163,380

Spain (1.41%)
Banco Bilbao Vizcaya Argentaria SA	54,722	433,374
Cellnex Telecom SA (b)	13,494	360,747

		794,121

Sweden (1.71%)
Atlas Copco AB Class A	16,625	722,053
Investor AB B Shares	5,543	246,240

		968,293

Switzerland (5.21%)
Compagnie Financiere Richemont SA Reg.	5,275	474,021
Julius Baer Group Ltd.	16,800	1,033,896
LafargeHolcim Ltd. Reg.	4,843	265,371
Nestle SA Reg.	4,937	390,228
Novartis AG Reg.	5,202	420,742
UBS Group AG	20,488	360,976

		2,945,234

United Kingdom (13.14%)
ASOS PLC (c)	3,164	309,522
B&M European Value Retail SA	88,895	487,970
BP PLC	40,804	275,227
British American Tobacco PLC	7,887	455,923
ConvaTec Group PLC (b)	43,504	121,374

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Dechra Pharmaceuticals PLC	15,883	$585,314
Diageo PLC	15,565	526,402
Domino’s Pizza Group PLC	125,751	583,655
Hargreaves Lansdown PLC	25,952	595,692
Just Eat PLC (c)	40,125	392,921
Liberty Global PLC Class A (c)	3,434	107,519
Liberty Global PLC Series C (c)	3,076	93,603
Reckitt Benckiser Group PLC	15,673	1,322,924
Rolls-Royce Holdings PLC	48,776	596,341
Shire PLC	10,514	523,280
Standard Chartered PLC	28,606	286,700
Weir Group PLC, The	5,518	154,679

		7,419,046

United States (7.49%)
Las Vegas Sands Corp.	19,583	1,408,018
Schlumberger Ltd.	17,505	1,133,974
Worldpay Inc. Class A (c)	9,976	820,426
Wynn Resorts Ltd.	4,749	866,028

		4,228,446

Total Common Stocks
(cost $43,071,154)		54,106,936

Preferred Stocks (a) (0.12%)
Colombia (0.12%)
Grupo Argos SA, 0.00%	7,187	42,185
Grupo de Inversiones Suramericana, 0.00%	2,235	28,477

		70,662

Total Preferred Stocks
(cost $70,988)		70,662

6	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Short-term Investments (4.04%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.58% (d)	2,278,783	$2,278,783

Total Short-term Investments
(cost $2,278,783)		2,278,783

TOTAL INVESTMENTS (99.98%)
(cost $45,420,925)		56,456,381
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.02%)		13,717

NET ASSETS (100.00%)		$56,470,098

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of these securities amounted to $1,745,124 or 3.09% of net assets.

(c)	Non-income producing security.

(d)	Rate shown is the 7-day yield as of March 31, 2018.

ADR - American Depositary Receipt

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$20,006,570	35.44
United States Dollar	13,850,950	24.53
British Pound	7,217,924	12.78
Japanese Yen	6,137,237	10.87
Swiss Franc	2,945,234	5.22
Hong Kong Dollar	1,793,958	3.18
Canadian Dollar	1,090,817	1.93
Swedish Krona	968,293	1.71
Danish Krone	682,777	1.21
Australian Dollar	653,726	1.16
Colombian Peso	494,143	0.88
Mexican Peso	410,202	0.73
Norwegian Krone	163,380	0.29
Brazilian Real	35,725	0.06
Malaysian Ringgit	5,445	0.01

Total Investments	$56,456,381	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Information Technology	$11,802,656	20.90
Consumer Discretionary	9,407,261	16.66
Financials	8,412,360	14.90
Health Care	7,771,727	13.76
Consumer Staples	6,069,837	10.75
Industrials	5,580,966	9.88
Energy	1,572,581	2.78
Telecommunication Services	1,404,075	2.49
Materials	1,168,722	2.07
Real Estate	987,413	1.75

Total Stocks	54,177,598	95.94
Short-term Investments	2,278,783	4.04
Cash and Other Assets, Net of Liabilities	13,717	0.02

Net Assets	$56,470,098	100.00%

See accompanying notes to schedules of investments.	7

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (97.93%)
Consumer Discretionary (12.41%)
Advance Auto Parts Inc.	2,202	$261,046
Amazon.com Inc. (a)	12,149	17,583,734
Aptiv PLC	8,020	681,459
AutoZone Inc. (a)	830	538,413
Best Buy Co. Inc.	7,656	535,843
Booking Holdings Inc. (a)	1,471	3,060,254
BorgWarner Inc.	5,841	293,393
CarMax Inc. (a)	5,498	340,546
Carnival Corp.	12,278	805,191
CBS Corp. Class B	10,459	537,488
Charter Communications Inc. Class A (a)	5,629	1,751,857
Chipotle Mexican Grill Inc. (a)	771	249,118
Comcast Corp. Class A	140,089	4,786,841
Darden Restaurants Inc.	3,728	317,812
Discovery Communications Inc. Class A (a)	4,753	101,857
Discovery Communications Inc. Class C (a)	9,352	182,551
DISH Network Corp. Class A (a)	6,837	259,054
Dollar General Corp.	7,871	736,332
Dollar Tree Inc. (a)	7,168	680,243
DR Horton Inc.	10,353	453,876
Expedia Group Inc.	3,748	413,817
Foot Locker Inc.	3,827	174,282
Ford Motor Co.	117,854	1,305,822
GAP Inc., The	6,491	202,519
Garmin Ltd.	3,426	201,894
General Motors Co.	37,988	1,380,484
Genuine Parts Co.	4,393	394,667
Goodyear Tire & Rubber Co., The	7,603	202,088
H&R Block Inc.	6,576	167,096
Hanesbrands Inc.	11,106	204,573
Harley-Davidson Inc.	5,034	215,858
Hasbro Inc.	3,402	286,789
Hilton Worldwide Holdings Inc.	6,091	479,727
Home Depot Inc., The	35,235	6,280,286
Interpublic Group of Companies Inc., The	11,464	264,016
Kohl’s Corp.	5,011	328,271
L Brands Inc.	7,344	280,614
Leggett & Platt Inc.	3,887	172,427
Lennar Corp. Class A	8,193	482,895
LKQ Corp. (a)	9,160	347,622
Lowe’s Companies Inc.	25,132	2,205,333
Macy’s Inc.	9,083	270,128
Marriott International Inc. Class A	9,089	1,235,922
Mattel Inc.	10,599	139,377
McDonald’s Corp.	24,025	3,757,030
MGM Resorts International	15,329	536,822
Michael Kors Holdings Ltd. (a)	4,582	284,451
Mohawk Industries Inc. (a)	1,889	438,664
Netflix Inc. (a)	13,124	3,876,173
Newell Brands Inc.	14,936	380,569
News Corp. Class A	11,824	186,819
News Corp. Class B	3,619	58,266
NIKE Inc. Class B	39,179	2,603,053

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Nordstrom Inc.	3,499	$169,387
Norwegian Cruise Line Holdings Ltd. (a)	6,220	329,473
Omnicom Group Inc.	6,963	506,001
O’Reilly Automotive Inc. (a)	2,568	635,272
PulteGroup Inc.	8,067	237,896
PVH Corp.	2,379	360,252
Ralph Lauren Corp.	1,631	182,346
Ross Stores Inc.	11,649	908,389
Royal Caribbean Cruises Ltd.	5,161	607,656
Starbucks Corp.	42,472	2,458,704
Tapestry Inc.	8,690	457,181
Target Corp.	16,401	1,138,721
Tiffany & Co.	3,138	306,457
Time Warner Inc.	23,479	2,220,644
TJX Companies Inc., The	19,218	1,567,420
Tractor Supply Co.	3,696	232,922
TripAdvisor Inc. (a)	3,160	129,212
Twenty-First Century Fox Inc. Class A	32,347	1,186,811
Twenty-First Century Fox Inc. Class B	12,717	462,517
Ulta Beauty Inc. (a)	1,740	355,430
Under Armour Inc. Class A (a)	5,882	96,171
Under Armour Inc. Class C (a)	5,923	84,995
VF Corp.	9,861	730,897
Viacom Inc. Class B	10,439	324,235
Walt Disney Co., The	45,547	4,574,741
Whirlpool Corp.	2,161	330,871
Wyndham Worldwide Corp.	3,055	349,584
Wynn Resorts Ltd.	2,420	441,311
Yum! Brands Inc.	10,152	864,240

		86,164,998

Consumer Staples (7.49%)
Altria Group Inc.	57,554	3,586,765
Archer-Daniels-Midland Co.	16,878	731,999
Brown-Forman Corp. Class B	8,055	438,192
Campbell Soup Co.	5,850	253,364
Church & Dwight Co. Inc.	7,617	383,592
Clorox Co., The	3,848	512,207
Coca-Cola Co., The	115,716	5,025,546
Colgate-Palmolive Co.	26,508	1,900,093
Conagra Brands Inc.	12,320	454,362
Constellation Brands Inc. Class A	5,202	1,185,640
Costco Wholesale Corp.	13,295	2,505,177
Coty Inc. Class A	14,027	256,694
CVS Health Corp.	30,553	1,900,702
Dr Pepper Snapple Group Inc.	5,446	644,697
Estee Lauder Companies Inc. Class A, The	6,760	1,012,107
General Mills Inc.	17,177	773,996
Hershey Co., The	4,260	421,570
Hormel Foods Corp.	7,941	272,535
JM Smucker Co., The	3,379	419,030
Kellogg Co.	7,533	489,720
Kimberly-Clark Corp.	10,620	1,169,581
Kraft Heinz Co., The	18,054	1,124,584

8	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Kroger Co., The	26,849	$642,765
McCormick & Company Inc.	3,566	379,387
Molson Coors Brewing Co. Class B	5,487	413,336
Mondelez International Inc. Class A	45,105	1,882,232
Monster Beverage Corp. (a)	12,446	712,036
PepsiCo Inc.	42,898	4,682,317
Philip Morris International Inc.	46,850	4,656,890
Procter & Gamble Co., The	76,408	6,057,626
Sysco Corp.	14,476	867,981
Tyson Foods Inc. Class A	8,984	657,539
Walgreens Boots Alliance Inc.	25,768	1,687,031
Walmart Inc.	43,860	3,902,224

		52,003,517

Energy (5.62%)
Anadarko Petroleum Corp.	16,508	997,248
Andeavor	4,299	432,307
Apache Corp.	11,658	448,600
Baker Hughes, a GE Co.	12,736	353,679
Cabot Oil & Gas Corp.	14,178	339,988
Chevron Corp.	57,726	6,583,073
Cimarex Energy Co.	2,865	267,878
Concho Resources Inc. (a)	4,487	674,531
ConocoPhillips	35,556	2,108,115
Devon Energy Corp.	15,843	503,649
EOG Resources Inc.	17,436	1,835,488
EQT Corp.	7,270	345,398
Exxon Mobil Corp.	127,857	9,539,411
Halliburton Co.	26,384	1,238,465
Helmerich & Payne Inc.	3,352	223,109
Hess Corp.	8,013	405,618
Kinder Morgan Inc.	58,211	876,658
Marathon Oil Corp.	25,688	414,347
Marathon Petroleum Corp.	14,347	1,048,909
National-Oilwell Varco Inc.	11,442	421,180
Newfield Exploration Co. (a)	6,148	150,134
Noble Energy Inc.	15,203	460,651
Occidental Petroleum Corp.	23,151	1,503,889
ONEOK Inc.	12,426	707,288
Phillips 66	12,674	1,215,690
Pioneer Natural Resources Co.	5,134	881,919
Range Resources Corp.	6,965	101,271
Schlumberger Ltd.	41,816	2,708,840
TechnipFMC PLC	13,041	384,057
Valero Energy Corp.	13,208	1,225,306
Williams Companies Inc., The	25,107	624,160

		39,020,856

Financials (14.43%)
Affiliated Managers Group Inc.	1,673	317,167
Aflac Inc.	23,690	1,036,674
Allstate Corp., The	10,816	1,025,357
American Express Co.	21,720	2,026,042
American International Group Inc.	27,105	1,475,054
Ameriprise Financial Inc.	4,463	660,256
Aon PLC	7,393	1,037,460

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Arthur J. Gallagher & Co.	5,494	$377,601
Assurant Inc.	1,675	153,112
Bank of America Corp.	289,018	8,667,650
Bank of New York Mellon Corp.	30,487	1,570,995
BB&T Corp.	23,393	1,217,372
Berkshire Hathaway Inc. Class B (a)	58,183	11,606,345
BlackRock Inc.	3,722	2,016,282
Brighthouse Financial Inc. (a)	2,945	151,373
Capital One Financial Corp.	14,608	1,399,739
Cboe Global Markets Inc.	3,466	395,471
Charles Schwab Corp., The	36,372	1,899,346
Chubb Ltd.	14,000	1,914,780
Cincinnati Financial Corp.	4,464	331,497
Citigroup Inc.	77,604	5,238,270
Citizens Financial Group Inc.	14,846	623,235
CME Group Inc.	10,259	1,659,291
Comerica Inc.	5,247	503,345
Discover Financial Services	10,682	768,356
E*TRADE Financial Corp. (a)	8,081	447,768
Everest Re Group Ltd.	1,231	316,145
Fifth Third Bancorp	21,324	677,037
Franklin Resources Inc.	9,736	337,644
Goldman Sachs Group Inc., The	10,676	2,688,857
Hartford Financial Services Group Inc., The	10,751	553,892
Huntington Bancshares Inc.	33,312	503,011
Intercontinental Exchange Inc.	17,652	1,280,123
Invesco Ltd.	12,248	392,058
JPMorgan Chase & Co.	103,638	11,397,071
KeyCorp	32,562	636,587
Leucadia National Corp.	9,678	219,981
Lincoln National Corp.	6,606	482,634
Loews Corp.	8,183	406,941
M&T Bank Corp.	4,535	836,073
Marsh & McLennan Companies Inc.	15,398	1,271,721
MetLife Inc.	31,231	1,433,191
Moody’s Corp.	5,021	809,887
Morgan Stanley	41,975	2,264,971
Nasdaq Inc.	3,520	303,494
Navient Corp.	8,424	110,523
Northern Trust Corp.	6,479	668,179
People’s United Financial Inc.	10,789	201,323
PNC Financial Services Group Inc.	14,189	2,145,944
Principal Financial Group Inc.	8,078	492,031
Progressive Corp., The	17,552	1,069,443
Prudential Financial Inc.	12,770	1,322,334
Raymond James Financial Inc.	3,890	347,805
Regions Financial Corp.	33,975	631,256
S&P Global Inc.	7,689	1,469,060
State Street Corp.	11,180	1,114,981
Suntrust Banks Inc.	14,049	955,894
SVB Financial Group (a)	1,601	384,256
Synchrony Financial	21,611	724,617
T. Rowe Price Group Inc.	7,305	788,721
Torchmark Corp.	3,298	277,593
Travelers Companies Inc., The	8,249	1,145,456

See accompanying notes to schedules of investments.	9

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
U.S. Bancorp	47,481	$2,397,791
Unum Group	6,758	321,748
Wells Fargo & Co.	132,608	6,949,985
Willis Towers Watson PLC	3,989	607,086
XL Group Ltd.	7,605	420,252
Zions Bancorporation	6,024	317,646

		100,195,080

Health Care (13.42%)
Abbott Laboratories	52,521	3,147,061
AbbVie Inc.	48,265	4,568,282
Aetna Inc.	9,836	1,662,284
Agilent Technologies Inc.	9,673	647,124
Alexion Pharmaceuticals Inc. (a)	6,742	751,463
Align Technology Inc. (a)	2,157	541,687
Allergan PLC	10,036	1,688,958
AmerisourceBergen Corp.	4,838	417,084
Amgen Inc.	20,254	3,452,902
Anthem Inc.	7,743	1,701,137
Baxter International Inc.	15,122	983,535
Becton, Dickinson and Co.	8,000	1,733,600
Biogen Inc. (a)	6,379	1,746,698
Boston Scientific Corp. (a)	41,471	1,132,988
Bristol-Myers Squibb Co.	49,369	3,122,589
Cardinal Health Inc.	9,493	595,021
Celgene Corp. (a)	22,757	2,030,152
Centene Corp. (a)	5,192	554,869
Cerner Corp. (a)	9,531	552,798
Cigna Corp.	7,441	1,248,153
Cooper Companies Inc., The	1,475	337,495
Danaher Corp.	18,463	1,807,712
DaVita Inc. (a)	4,265	281,234
Dentsply Sirona Inc.	6,996	351,969
Edwards Lifesciences Corp. (a)	6,385	890,835
Eli Lilly and Co.	29,230	2,261,525
Envision Healthcare Corp.(a)	3,735	143,536
Express Scripts Holding Co. (a)	17,080	1,179,886
Gilead Sciences Inc.	39,730	2,995,245
HCA Healthcare Inc.	8,572	831,484
Henry Schein Inc. (a)	4,730	317,903
Hologic Inc. (a)	8,166	305,082
Humana Inc.	4,174	1,122,096
IDEXX Laboratories Inc. (a)	2,634	504,121
Illumina Inc. (a)	4,406	1,041,667
Incyte Corp. (a)	5,250	437,483
Intuitive Surgical Inc. (a)	3,381	1,395,778
IQVIA Holdings Inc. (a)	4,357	427,465
Johnson & Johnson	81,019	10,382,585
Laboratory Corp. of America Holdings (a)	3,077	497,705
McKesson Corp.	6,288	885,791
Medtronic PLC	40,832	3,275,543
Merck & Co. Inc.	81,644	4,447,149
Mettler-Toledo International Inc. (a)	771	443,348
Mylan NV (a)	15,617	642,952
Nektar Therapeutics (a)	4,877	518,230

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
PerkinElmer Inc.	3,329	$252,072
Perrigo Co. PLC	3,919	326,609
Pfizer Inc.	179,829	6,382,131
Quest Diagnostics Inc.	4,103	411,531
Regeneron Pharmaceuticals Inc. (a)	2,325	800,637
ResMed Inc.	4,311	424,504
Stryker Corp.	9,714	1,563,177
Thermo Fisher Scientific Inc.	12,101	2,498,372
UnitedHealth Group Inc.	29,226	6,254,364
Universal Health Services Inc. Class B	2,600	307,866
Varian Medical Systems Inc. (a)	2,709	332,259
Vertex Pharmaceuticals Inc.(a)	7,630	1,243,537
Waters Corp. (a)	2,408	478,349
Zimmer Biomet Holdings Inc.	6,086	663,617
Zoetis Inc.	14,715	1,228,850

		93,172,079

Industrials (10.00%)
3M Co.	17,994	3,950,042
A.O. Smith Corp.	4,500	286,155
Acuity Brands Inc.	1,294	180,112
Alaska Air Group Inc.	3,670	227,393
Allegion PLC	2,797	238,556
American Airlines Group Inc.	12,870	668,725
AMETEK Inc.	6,938	527,080
Arconic Inc.	12,534	288,783
Boeing Co., The	16,737	5,487,728
Caterpillar Inc.	18,083	2,665,073
CH Robinson Worldwide Inc.	4,270	400,142
Cintas Corp.	2,622	447,261
CSX Corp.	26,958	1,501,830
Cummins Inc.	4,699	761,661
Deere & Co.	9,799	1,521,981
Delta Air Lines Inc.	19,809	1,085,731
Dover Corp.	4,703	461,929
Eaton Corp. PLC	13,301	1,062,883
Emerson Electric Co.	19,378	1,323,517
Equifax Inc.	3,592	423,174
Expeditors International of Washington Inc.	5,265	333,275
Fastenal Co.	8,595	469,201
FedEx Corp.	7,439	1,786,178
Flowserve Corp.	4,015	173,970
Fluor Corp.	4,304	246,275
Fortive Corp.	9,243	716,517
Fortune Brands Home & Security Inc.	4,553	268,126
General Dynamics Corp.	8,378	1,850,700
General Electric Co.	263,097	3,546,548
Harris Corp.	3,592	579,318
Honeywell International Inc.	22,800	3,294,828
Huntington Ingalls Industries Inc.	1,342	345,914
IHS Markit Ltd. (a)	10,860	523,886
Illinois Tool Works Inc.	9,302	1,457,251
Ingersoll-Rand PLC	7,537	644,489
J.B. Hunt Transport Services Inc.	2,608	305,527
Jacobs Engineering Group Inc.	3,724	220,275

10	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Johnson Controls International PLC	27,938	$984,535
Kansas City Southern	3,105	341,084
L3 Technologies Inc.	2,333	485,264
Lockheed Martin Corp.	7,530	2,544,613
Masco Corp.	9,465	382,765
Nielsen Holdings PLC	10,072	320,189
Norfolk Southern Corp.	8,631	1,171,917
Northrop Grumman Corp.	5,257	1,835,324
PACCAR Inc.	10,607	701,865
Parker Hannifin Corp.	4,023	688,054
Pentair PLC	4,876	332,202
Quanta Services Inc. (a)	4,775	164,021
Raytheon Co.	8,732	1,884,540
Republic Services Inc.	6,823	451,887
Robert Half International Inc.	3,727	215,756
Rockwell Automation Inc.	3,889	677,464
Rockwell Collins Inc.	4,912	662,383
Roper Technologies Inc.	3,097	869,297
Snap-on Inc.	1,699	250,670
Southwest Airlines Co.	16,478	943,860
Stanley Black & Decker Inc.	4,625	708,550
Stericycle Inc. (a)	2,620	153,349
Textron Inc.	8,003	471,937
TransDigm Group Inc.	1,445	443,528
Union Pacific Corp.	23,735	3,190,696
United Continental Holdings Inc. (a)	7,177	498,586
United Parcel Service Inc. Class B	20,720	2,168,555
United Rentals Inc. (a)	2,515	434,416
United Technologies Corp.	22,408	2,819,375
Verisk Analytics Inc.(a)	4,691	487,864
W.W. Grainger Inc.	1,565	441,753
Waste Management Inc.	12,060	1,014,487
Xylem Inc.	5,349	411,445

		69,424,265

Information Technology (24.37%)
Accenture PLC Class A	18,623	2,858,631
Activision Blizzard Inc.	22,811	1,538,830
Adobe Systems Inc. (a)	14,869	3,212,894
Advanced Micro Devices Inc. (a)	25,295	254,215
Akamai Technologies Inc. (a)	5,019	356,249
Alliance Data Systems Corp.	1,428	303,964
Alphabet Inc. Class A (a)	9,019	9,353,966
Alphabet Inc. Class C (a)	9,208	9,500,722
Amphenol Corp. Class A	9,196	792,051
Analog Devices Inc.	11,120	1,013,366
ANSYS Inc. (a)	2,522	395,172
Apple Inc.	153,442	25,744,499
Applied Materials Inc.	31,802	1,768,509
Autodesk Inc. (a)	6,609	829,958
Automatic Data Processing Inc.	13,376	1,517,908
Broadcom Ltd.	12,458	2,935,728
CA Inc.	9,454	320,491
Cadence Design Systems Inc. (a)	8,611	316,626
Cisco Systems Inc.	145,869	6,256,321

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Citrix Systems Inc. (a)	4,032	$374,170
Cognizant Technology Solutions Corp. Class A	17,788	1,431,934
Corning Inc.	26,218	730,955
CSRA Inc.	5,056	208,459
DXC Technology Co.	8,610	865,563
eBay Inc. (a)	28,467	1,145,512
Electronic Arts Inc. (a)	9,288	1,126,077
F5 Networks Inc. (a)	1,850	267,529
Facebook Inc. Class A (a)	72,449	11,576,626
Fidelity National Information Services Inc.	10,075	970,223
Fiserv Inc. (a)	12,594	898,078
FLIR Systems Inc.	4,277	213,893
Gartner Inc. (a)	2,727	320,750
Global Payments Inc.	4,777	532,731
Hewlett Packard Enterprise Co.	46,988	824,170
HP Inc.	49,474	1,084,470
Intel Corp.	141,574	7,373,174
International Business Machines Corp.	25,962	3,983,350
Intuit Inc.	7,325	1,269,789
IPG Photonics Corp. (a)	1,132	264,186
Juniper Networks Inc.	10,340	251,572
KLA-Tencor Corp.	4,724	514,963
Lam Research Corp.	4,883	992,030
Mastercard Inc. Class A	28,008	4,905,881
Microchip Technology Inc.	7,052	644,271
Micron Technology Inc. (a)	34,778	1,813,325
Microsoft Corp.	232,642	21,233,235
Motorola Solutions Inc.	4,897	515,654
NetApp Inc.	8,116	500,676
NVIDIA Corp.	18,275	4,232,307
Oracle Corp.	91,449	4,183,792
Paychex Inc.	9,650	594,344
PayPal Holdings Inc. (a)	34,084	2,585,953
Qorvo Inc. (a)	3,818	268,978
QUALCOMM Inc.	44,827	2,483,864
Red Hat Inc. (a)	5,344	798,981
salesforce.com inc. (a)	20,714	2,409,038
Seagate Technology PLC	8,488	496,718
Skyworks Solutions Inc.	5,538	555,240
Symantec Corp.	18,616	481,224
Synopsys Inc. (a)	4,589	381,988
Take-Two Interactive Software Inc. (a)	3,477	339,981
TE Connectivity Ltd.	10,587	1,057,641
Texas Instruments Inc.	29,702	3,085,741
Total System Services Inc.	5,043	435,009
VeriSign Inc. (a)	2,617	310,272
Visa Inc. Class A	54,688	6,541,779
Western Digital Corp.	8,921	823,141
Western Union Co.	14,182	272,720
Xerox Corp.	6,504	187,185
Xilinx Inc.	7,561	546,207

		169,175,449

See accompanying notes to schedules of investments.	11

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (2.79%)
Air Products & Chemicals Inc.	6,578	$1,046,099
Albemarle Corp.	3,275	303,724
Avery Dennison Corp.	2,630	279,438
Ball Corp.	10,579	420,093
CF Industries Holdings Inc.	6,942	261,922
DowDuPont Inc.	70,581	4,496,715
Eastman Chemical Co.	4,323	456,422
Ecolab Inc.	7,846	1,075,451
FMC Corp.	4,123	315,698
Freeport-McMoRan Inc. (a)	40,635	713,957
International Flavors & Fragrances Inc.	2,384	326,393
International Paper Co.	12,451	665,257
LyondellBasell Industries NV Class A	9,754	1,030,803
Martin Marietta Materials Inc.	1,874	388,480
Monsanto Co.	13,246	1,545,676
Mosaic Co., The	10,482	254,503
Newmont Mining Corp.	16,086	628,480
Nucor Corp.	9,583	585,425
Packaging Corporation of America	2,860	322,322
PPG Industries Inc.	7,678	856,865
Praxair Inc.	8,640	1,246,752
Sealed Air Corp.	5,090	217,801
Sherwin-Williams Co., The	2,485	974,418
Vulcan Materials Co.	3,972	453,483
WestRock Co.	7,752	497,446

		19,363,623

Real Estate (2.72%)
Alexandria Real Estate Equities Inc.	2,955	369,050
American Tower Corp.	13,413	1,949,445
Apartment Investment and Management Co.	4,750	193,563
AvalonBay Communities Inc.	4,165	684,976
Boston Properties Inc.	4,634	571,001
CBRE Group Inc. Class A (a)	9,065	428,049
Crown Castle International Corp.	12,681	1,389,964
Digital Realty Trust Inc.	6,154	648,509
Duke Realty Corp.	10,932	289,479
Equinix Inc.	2,417	1,010,644
Equity Residential	11,100	683,982
Essex Property Trust Inc.	2,010	483,767
Extra Space Storage Inc.	3,883	339,219
Federal Realty Investment Trust	2,250	261,248
GGP Inc.	18,644	381,456
HCP Inc.	14,435	335,325
Host Hotels & Resorts Inc.	22,738	423,836
Iron Mountain Inc.	8,241	270,799
Kimco Realty Corp.	13,246	190,742
Macerich Co., The	3,346	187,443
Mid-America Apartment Communities Inc.	3,365	307,023
Prologis Inc.	16,064	1,011,871
Public Storage	4,512	904,160
Realty Income Corp.	8,420	435,567
Regency Centers Corp.	4,361	257,212

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
SBA Communications Corp. (a)	3,543	$605,570
Simon Property Group Inc.	9,375	1,447,031
SL Green Realty Corp.	2,808	271,899
UDR Inc.	8,298	295,575
Ventas Inc.	10,725	531,209
Vornado Realty Trust	5,100	343,230
Welltower Inc.	11,086	603,411
Weyerhaeuser Co.	22,787	797,545

		18,903,800

Telecommunication Services (1.88%)
AT&T Inc.	185,231	6,603,485
CenturyLink Inc.	28,951	475,665
Verizon Communications Inc.	124,950	5,975,109

		13,054,259

Utilities (2.80%)
AES Corp., The	20,195	229,617
Alliant Energy Corp.	7,053	288,186
Ameren Corp.	7,349	416,173
American Electric Power Company Inc.	14,832	1,017,327
American Water Works Co. Inc.	5,330	437,753
CenterPoint Energy Inc.	13,112	359,269
CMS Energy Corp.	8,563	387,818
Consolidated Edison Inc.	9,331	727,258
Dominion Energy Inc.	20,179	1,360,670
DTE Energy Co.	5,403	564,073
Duke Energy Corp.	21,070	1,632,293
Edison International	9,828	625,650
Entergy Corp.	5,420	426,988
Eversource Energy	9,549	562,627
Exelon Corp.	28,995	1,131,095
FirstEnergy Corp.	13,262	451,041
NextEra Energy Inc.	14,183	2,316,509
NiSource Inc.	10,342	247,277
NRG Energy Inc.	9,239	282,067
PG&E Corp.	15,462	679,246
Pinnacle West Capital Corp.	3,297	263,101
PPL Corp.	20,644	584,019
Public Service Enterprise Group Inc.	15,289	768,119
SCANA Corp.	4,133	155,194
Sempra Energy	7,939	882,976
Southern Co.	30,270	1,351,858
WEC Energy Group Inc.	9,526	597,280
Xcel Energy Inc.	15,392	700,028

		19,445,512

Total Common Stocks
(cost $403,433,616)		679,923,438

12	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Short-term Investments (1.86%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.58% (b)	12,918,941	$12,918,941

Total Short-term Investments
(cost $12,918,941)		12,918,941

TOTAL INVESTMENTS (99.79%)
(cost $416,352,557)		692,842,379
CASH (c) AND OTHER ASSETS, NET OF LIABILITIES (0.21%)		1,426,848

NET ASSETS (100.00%)		$694,269,227

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of March 31, 2018.

(c)	At March 31, 2018, cash in the amount of $633,600 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

	Contracts		Notional	Market	Unrealized
Description	Purchased	Expiration	Value	Value	Gain (Loss)
S&P 500 Mini Index	108	June 2018	$14,951,721	$14,272,200	$(679,521)

See accompanying notes to schedules of investments.	13

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (98.59%)
Consumer Discretionary (11.95%)
1-800-FLOWERS.COM Inc. (a)	4,167	$49,171
Aaron’s Inc.	10,014	466,634
Abercrombie & Fitch Co. Class A	10,666	258,224
Acushnet Holdings Corp.	4,941	114,088
Adtalem Global Education Inc. (a)	9,625	457,669
AMC Entertainment Holdings Inc. Class A	8,379	117,725
American Axle & Manufacturing Holdings Inc. (a)	15,473	235,499
American Eagle Outfitters Inc.	25,769	513,576
American Outdoor Brands Corp. (a)	8,298	85,635
American Public Education Inc. (a)	2,504	107,672
America’s Car-Mart Inc. (a)	1,013	51,106
Asbury Automotive Group Inc. (a)	2,933	197,978
Ascena Retail Group Inc. (a)	28,544	57,373
Ascent Capital Group LLC Class A (a)	1,722	6,337
At Home Group Inc. (a)	1,689	54,116
AV Homes Inc. (a)	1,911	35,449
Barnes & Noble Education Inc. (a)	6,556	45,171
Barnes & Noble Inc.	8,873	43,921
Bassett Furniture Industries Inc.	1,671	50,715
Beasley Broadcast Group Inc. Class A	779	8,803
Beazer Homes USA Inc. (a)	5,112	81,536
Belmond Ltd. Class A (a)	14,072	156,903
Big 5 Sporting Goods Corp.	3,207	23,251
Big Lots Inc.	6,634	288,778
Biglari Holdings Inc. (a)	158	64,529
BJ’s Restaurants Inc.	3,160	141,884
Bloomin’ Brands Inc.	14,276	346,621
Bluegreen Vacations Corp.	1,041	22,038
Bojangles’ Inc. (a)	2,807	38,877
Boot Barn Holdings Inc (a)	3,094	54,857
Boyd Gaming Corp.	13,240	421,826
Bridgepoint Education Inc. (a)	3,946	26,596
Brinker International Inc.	7,417	267,754
Buckle Inc., The	4,664	103,308
Build-A-Bear Workshop Inc. (a)	2,409	22,042
Caesars Entertainment Corp. (a)	21,961	247,061
Caleres Inc.	6,588	221,357
Callaway Golf Co.	14,790	241,964
Cambium Learning Group Inc. (a)	2,353	26,354
Camping World Holdings Inc. Class A	5,106	164,669
Capella Education Co.	1,801	157,317
Career Education Corp. (a)	10,719	140,848
Carriage Services Inc.	2,465	68,182
Carrols Restaurant Group Inc. (a)	5,330	59,696
Carvana Co. (a)	2,110	48,382
Cato Corp. Class A	3,818	56,277
Cavco Industries Inc. (a)	1,353	235,084
Central European Media Enterprises Ltd. Class A (a)	13,319	55,940
Century Casinos Inc. (a)	4,180	31,183
Century Communities Inc. (a)	3,105	92,995
Cheesecake Factory Inc., The	6,719	323,990
Chegg Inc. (a)	15,159	313,185
Chico’s FAS Inc.	20,007	180,863

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Children’s Place Inc., The	2,716	$367,339
Churchill Downs Inc.	2,153	525,440
Chuy’s Holdings Inc. (a)	2,710	71,002
Citi Trends Inc.	1,989	61,480
Clarus Corp. (a)	3,234	21,830
Clear Channel Outdoor Holdings Inc. Class A	5,930	29,057
Cogint Inc. (a)	2,417	6,043
Collectors Universe Inc.	1,230	19,323
Columbia Sportswear Co.	4,632	354,024
Conn’s Inc. (a)	3,055	103,870
Container Store Group Inc., The (a)	2,620	14,253
Cooper Tire & Rubber Co.	8,184	239,791
Cooper-Standard Holdings Inc. (a)	2,672	328,148
Core-Mark Holding Company Inc.	7,142	151,839
Cracker Barrel Old Country Store Inc.	3,026	481,739
Crocs Inc. (a)	11,173	181,561
CSS Industries Inc.	1,460	25,550
Culp Inc.	1,827	55,815
Daily Journal Corp. (a)	186	42,499
Dana Inc.	23,139	596,061
Dave & Buster’s Entertainment Inc.(a)	6,425	268,180
Deckers Outdoor Corp. (a)	4,992	449,430
Del Frisco’s Restaurant Group Inc. (a)	3,301	50,340
Del Taco Restaurants Inc. (a)	5,349	55,416
Delta Apparel Inc. (a)	1,143	20,597
Denny’s Corp. (a)	10,183	157,124
Dillard’s Inc. Class A	2,153	172,972
Dine Brands Global Inc.	2,766	181,394
Dorman Products Inc. (a)	4,264	282,319
Drive Shack Inc. (a)	10,114	48,345
DSW Inc. Class A	10,222	229,586
Duluth Holdings Inc. (a)	1,560	29,219
E.W. Scripps Co. Class A, The	9,432	113,090
El Pollo Loco Holdings Inc. (a)	3,297	31,322
Eldorado Resorts Inc. (a)	7,383	243,639
Emerald Expositions Events Inc.	2,622	51,077
Empire Resorts Inc. (a)	502	8,660
Entercom Communications Corp. Class A	20,435	197,198
Entravision Communications Corp. Class A	10,053	47,249
Eros International PLC (a)	4,791	52,222
Escalade Inc.	1,657	22,701
Ethan Allen Interiors Inc.	3,849	88,335
Express Inc. (a)	12,291	88,004
Fiesta Restaurant Group Inc. (a)	4,020	74,370
Finish Line Inc. Class A, The	6,478	87,712
Five Below Inc. (a)	8,589	629,917
Flexsteel Industries Inc.	1,226	48,525
Fogo De Chao Inc. (a)	1,510	23,783
Fossil Group Inc. (a)	7,146	90,754
Fox Factory Holding Corp. (a)	5,503	192,055
Francesca’s Holdings Corp. (a)	6,303	30,254
Fred’s Inc. Class A	5,752	17,198
FTD Companies Inc. (a)	2,962	10,782

14	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Funko Inc. Class A (a)	1,362	$11,182
Gaia Inc. (a)	1,361	21,096
Gannett Co. Inc.	17,720	176,846
Genesco Inc. (a)	3,121	126,713
Gentherm Inc. (a)	5,787	196,469
G-III Apparel Group Ltd. (a)	6,806	256,450
Global Eagle Entertainment Inc. (a)	7,610	11,187
GNC Holdings Inc. Class A (a)	10,477	40,441
Golden Entertainment Inc. (a)	2,836	65,880
GoPro Inc. Class A (a)	16,810	80,520
Grand Canyon Education Inc. (a)	7,429	779,451
Gray Television Inc. (a)	12,578	159,741
Green Brick Partners Inc. (a)	3,967	43,240
Group 1 Automotive Inc.	3,075	200,920
Groupon Inc. (a)	53,690	233,015
Guess? Inc.	9,437	195,723
Habit Restaurants Inc., The Class A (a)	3,285	28,908
Hamilton Beach Brands Holding Co. Class A	475	10,080
Haverty Furniture Companies Inc.	2,860	57,629
Helen of Troy Ltd. (a)	4,323	376,101
Hemisphere Media Group Inc. (a)	2,547	28,654
Hibbett Sports Inc. (a)	3,009	72,066
Hooker Furniture Corp.	1,860	68,262
Horizon Global Corp. (a)	4,157	34,254
Houghton Mifflin Harcourt Co. (a)	16,819	116,892
Hovnanian Enterprises Inc. Class A (a)	19,950	36,509
Hudson Ltd. Class A (a)	6,196	98,578
Iconix Brand Group Inc. (a)	8,240	9,146
ILG Inc.	16,916	526,257
IMAX Corp. (a)	8,841	169,747
Inspired Entertainment Inc. (a)	1,852	10,186
Installed Building Products Inc. (a)	3,510	210,776
International Speedway Corp. Class A	3,796	167,404
iRobot Corp. (a)	4,303	276,210
J. Alexander’s Holdings Inc. (a)	2,203	25,224
J.C. Penney Company Inc. (a)	48,430	146,259
J.Jill Inc. (a)	1,902	8,407
Jack in the Box Inc.	4,663	397,894
Johnson Outdoors Inc. Class A	858	53,196
K12 Inc. (a)	6,203	87,959
KB Home	13,465	383,079
Kirkland’s Inc. (a)	2,458	23,818
La Quinta Holdings Inc. (a)	12,950	244,885
Lands’ End Inc. (a)	1,960	45,766
Laureate Education Inc. Class A (a)	8,565	117,769
La-Z-Boy Inc.	7,428	222,469
LCI Industries	3,816	397,436
LGI Homes Inc. (a)	2,720	191,950
Libbey Inc.	3,544	17,330
Liberty Media Corp. - Liberty Braves Class A (a)	1,490	33,868
Liberty Media Corp. - Liberty Braves Class C (a)	5,595	127,678
Liberty Tax Inc.	961	9,706
Liberty TripAdvisor Holdings Inc. Class A (a)	11,320	121,690

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Lifetime Brands Inc.	1,738	$21,551
Lindblad Expeditions Holdings Inc. (a)	3,244	33,316
Lithia Motors Inc. Class A	3,714	373,331
Loral Space & Communications Inc. (a)	2,095	87,257
Lumber Liquidators Holdings Inc. (a)	4,345	103,932
M.D.C. Holdings Inc.	7,027	196,194
M/I Homes Inc. (a)	4,030	128,356
Malibu Boats Inc. Class A (a)	3,300	109,593
Marcus Corp., The	3,045	92,416
Marine Products Corp.	913	12,791
MarineMax Inc. (a)	3,206	62,357
Marriott Vacations Worldwide Corp.	3,425	456,210
MCBC Holdings Inc. (a)	2,995	75,474
MDC Partners Inc. Class A (a)	9,470	68,184
Meredith Corp.	6,280	337,864
Meritage Homes Corp. (a)	6,112	276,568
Modine Manufacturing Co. (a)	7,757	164,061
Monarch Casino & Resort Inc. (a)	1,657	70,075
Monro Inc.	4,988	267,357
Motorcar Parts of America Inc. (a)	3,070	65,790
Movado Group Inc.	2,394	91,930
MSG Networks Inc. Class A (a)	9,448	213,525
Nathan’s Famous Inc.	487	35,989
National CineMedia Inc.	10,323	53,576
National Vision Holdings Inc. (a)	4,818	155,670
Nautilus Inc. (a)	5,036	67,734
New Home Company Inc., The (a)	2,045	22,659
New Media Investment Group Inc.	7,984	136,846
New York Times Co. Class A, The	19,916	479,976
Nexstar Media Group Inc.	6,919	460,114
Noodles & Company (a)	1,864	14,073
NutriSystem Inc.	4,664	125,695
Office Depot Inc.	80,592	173,273
Ollie’s Bargain Outlet Holdings Inc. (a)	7,482	451,165
Overstock.com Inc. (a)	2,710	98,238
Oxford Industries Inc.	2,593	193,334
Papa John’s International Inc.	4,151	237,852
Party City Holdco Inc. (a)	5,396	84,178
Penn National Gaming Inc. (a)	12,395	325,493
Perry Ellis International Inc. (a)	2,020	52,116
PetMed Express Inc.	3,201	133,642
PICO Holdings Inc.	3,845	44,025
Pier 1 Imports Inc.	13,599	43,789
Pinnacle Entertainment Inc. (a)	8,425	254,014
Planet Fitness Inc. Class A (a)	13,755	519,526
PlayAGS Inc. (a)	1,599	37,193
Potbelly Corp. (a)	3,870	46,634
RCI Hospitality Holdings Inc.	1,454	41,279
Reading International Inc. Class A (a)	2,699	44,938
Red Lion Hotels Corp. (a)	2,134	20,807
Red Robin Gourmet Burgers Inc. (a)	2,028	117,624
Red Rock Resorts Inc. Class A	10,924	319,855
Regis Corp. (a)	5,290	80,038
Rent-A-Center Inc.	7,035	60,712
RH (a)	3,198	304,705
Ruth’s Hospitality Group Inc.	4,550	111,248

See accompanying notes to schedules of investments.	15

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Saga Communications Inc. Class A	599	$22,313
Salem Media Group Inc.	1,745	6,282
Scholastic Corp.	4,486	174,236
Scientific Games Corp. Class A (a)	8,423	350,397
Sears Holdings Corp. (a)	1,808	4,827
SeaWorld Entertainment Inc. (a)	10,638	157,762
Sequential Brands Group Inc. (a)	6,563	13,684
Shake Shack Inc. Class A (a)	3,592	149,535
Shiloh Industries Inc. (a)	2,418	21,037
Shoe Carnival Inc.	1,812	43,126
Shutterfly Inc. (a)	5,146	418,113
Sinclair Broadcast Group Inc. Class A	11,358	355,505
Sleep Number Corp. (a)	6,214	218,422
Sonic Automotive Inc.	3,683	69,793
Sonic Corp.	5,990	151,128
Sotheby’s (a)	6,026	309,194
Speedway Motorsports Inc.	1,878	33,466
Sportsman’s Warehouse Holdings Inc. (a)	5,915	24,133
Standard Motor Products Inc.	3,391	161,310
Steven Madden Ltd.	9,263	406,646
Stoneridge Inc. (a)	4,215	116,334
Strayer Education Inc.	1,651	166,834
Sturm, Ruger & Company Inc.	2,600	136,500
Superior Industries International Inc.	4,130	54,929
Superior Uniform Group Inc.	1,315	34,545
Tailored Brands Inc.	7,749	194,190
Taylor Morrison Home Corp. Class A (a)	17,472	406,748
Tenneco Inc.	8,011	439,564
Texas Roadhouse Inc. Class A	10,603	612,641
Tile Shop Holdings Inc., The	6,070	36,420
Tilly’s Inc. Class A	1,793	20,261
TopBuild Corp. (a)	5,631	430,884
Tower International Inc.	2,901	80,503
Townsquare Media Inc.	1,286	10,198
TRI Pointe Group Inc. (a)	23,691	389,243
tronc Inc. (a)	3,237	53,152
Unifi Inc. (a)	2,450	88,813
Universal Electronics Inc. (a)	2,223	115,707
Vera Bradley Inc. (a)	2,802	29,729
Vista Outdoor Inc. (a)	8,876	144,856
Vitamin Shoppe Inc. (a)	4,009	17,439
VOXX International Corp. (a)	3,191	15,795
Weight Watchers International Inc. (a)	4,388	279,603
Weyco Group Inc.	1,071	35,986
WideOpenWest Inc. (a)	4,103	29,336
William Lyon Homes Class A (a)	5,006	137,615
Wingstop Inc.	4,580	216,313
Winmark Corp.	371	48,527
Winnebago Industries Inc.	4,969	186,834
Wolverine World Wide Inc.	14,750	426,275
World Wrestling Entertainment Inc.	6,635	238,926
Zagg Inc. (a)	4,105	50,081
Zoe’s Kitchen Inc. (a)	3,209	46,338
Zumiez Inc. (a)	2,961	70,768

		40,115,296

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (2.31%)
Alico Inc.	625	$17,001
Andersons Inc., The	4,245	140,510
B&G Foods Inc. Class A	10,377	245,935
Boston Beer Co. Inc. (a)	1,317	248,979
Calavo Growers Inc.	2,550	235,110
Cal-Maine Foods Inc. (a)	4,522	197,611
Castle Brands Inc. (a)	14,031	17,398
Central Garden & Pet Co. (a)	1,546	66,478
Central Garden & Pet Co. Class A (a)	5,648	223,717
Chefs’ Warehouse Inc., The (a)	3,105	71,415
Coca-Cola Bottling Co. Consolidated	733	126,567
Craft Brew Alliance Inc. (a)	1,925	35,805
Darling Ingredients Inc. (a)	26,097	451,478
Dean Foods Co.	14,826	127,800
e.l.f. Beauty Inc. (a)	3,365	65,180
Farmer Brothers Co. (a)	1,256	37,931
Fresh Del Monte Produce Inc.	5,025	227,331
Freshpet Inc. (a)	3,797	62,461
Hostess Brands Inc. (a)	12,543	185,511
HRG Group Inc. (a)	18,784	309,748
Ingles Markets Inc. Class A	2,296	77,720
Inter Parfums Inc.	2,731	128,767
J&J Snack Foods Corp.	2,365	322,964
John B. Sanfilippo & Son Inc.	1,451	83,969
Lancaster Colony Corp.	2,977	366,588
Landec Corp. (a)	4,484	58,516
Lifeway Foods Inc. (a)	853	5,109
Limoneira Co.	1,908	45,277
Medifast Inc.	1,660	155,127
MGP Ingredients Inc.	2,070	185,451
National Beverage Corp.	1,859	165,488
Natural Grocers by Vitamin Cottage Inc. (a)	1,513	10,833
Natural Health Trends Corp.	1,276	24,257
Nature’s Sunshine Products Inc.	1,753	19,283
Oil-Dri Corporation of America	848	34,081
Orchids Paper Products Co. (a)	1,513	12,331
Performance Food Group Co. (a)	15,988	477,242
PriceSmart Inc.	3,468	289,751
Primo Water Corp. (a)	4,111	48,140
Revlon Inc. Class A (a)	1,977	40,726
Sanderson Farms Inc.	3,221	383,363
Seneca Foods Corp. Class A (a)	1,104	30,581
Smart & Final Stores Inc. (a)	3,872	21,490
SpartanNash Co.	5,715	98,355
SUPERVALU Inc. (a)	5,876	89,491
Tootsie Roll Industries Inc.	2,836	83,508
Turning Point Brands Inc.	983	19,110
United Natural Foods Inc. (a)	8,022	344,465
Universal Corp.	4,024	195,164

16	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
USANA Health Sciences Inc. (a)	1,796	$154,276
Vector Group Ltd.	15,582	317,717
Village Super Market Inc. Class A	1,134	29,904
WD-40 Co.	2,184	287,633
Weis Markets Inc.	1,594	65,322

		7,765,965

Energy (3.59%)
Abraxas Petroleum Corp. (a)	24,841	55,147
Adams Resources & Energy Inc.	325	14,138
Approach Resources Inc. (a)	6,960	18,166
Arch Coal Inc. Class A	3,040	279,315
Archrock Inc.	10,941	95,736
Ardmore Shipping Corp. (a)	4,945	37,582
Basic Energy Services Inc. (a)	2,825	40,793
Bonanza Creek Energy Inc. (a)	3,299	91,415
Bristow Group Inc.	4,856	63,128
C&J Energy Services Inc. (a)	7,865	203,074
Cactus Inc. Class A (a)	3,583	96,490
California Resources Corp. (a)	6,516	111,749
Callon Petroleum Co. (a)	31,548	417,696
CARBO Ceramics Inc. (a)	3,906	28,319
Carrizo Oil & Gas Inc. (a)	12,256	196,096
Clean Energy Fuels Corp. (a)	22,134	36,521
Cloud Peak Energy Inc. (a)	12,068	35,118
Contango Oil & Gas Co. (a)	3,797	13,479
CVR Energy Inc.	2,607	78,784
Delek US Holdings Inc.	12,602	512,901
Denbury Resources Inc. (a)	61,968	169,792
DHT Holdings Inc.	12,762	43,391
Diamond Offshore Drilling Inc. (a)	10,068	147,597
Dorian LPG Ltd. (a)	3,224	24,148
Dril-Quip Inc. (a)	5,939	266,067
Earthstone Energy Inc. Class A (a)	2,843	28,771
Eclipse Resources Corp. (a)	14,180	20,419
Energy XXI Gulf Coast Inc. (a)	4,858	18,655
Ensco PLC Class A	66,786	293,191
EP Energy Corp. Class A (a)	6,343	8,500
Era Group Inc. (a)	3,256	30,444
Evolution Petroleum Corp.	4,232	34,068
Exterran Corp. (a)	5,164	137,879
Fairmount Santrol Holdings Inc. (a)	25,277	107,427
Forum Energy Technologies Inc. (a)	12,755	140,305
Frank’s International NV	8,057	43,750
Frontline Ltd.	12,493	55,344
FTS International Inc. (a)	3,457	63,574
GasLog Ltd.	6,356	104,556
Gastar Exploration Inc. (a)	28,639	19,552
Gener8 Maritime Inc. (a)	7,672	43,347
Geospace Technologies Corp. (a)	2,059	20,322
Golar LNG Ltd.	15,158	414,723
Green Plains Inc.	6,213	104,378
Gulf Island Fabrication Inc.	2,158	15,322
Halcon Resources Corp. (a)	21,667	105,518
Hallador Energy Co.	2,493	17,127

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Helix Energy Solutions Group Inc. (a)	22,240	$128,770
HighPoint Resources Corp. (a)	15,403	78,247
Independence Contract Drilling Inc. (a)	4,876	18,431
International Seaways Inc. (a)	4,758	83,741
Isramco Inc. (a)	144	14,947
Jagged Peak Energy Inc. (a)	9,055	127,947
Jones Energy Inc. Class A (a)	7,763	6,210
Keane Group Inc. (a)	8,331	123,299
Key Energy Services Inc. (a)	1,659	19,443
Liberty Oilfield Services Inc. Class A (a)	2,238	37,800
Lilis Energy Inc. (a)	6,885	27,333
Mammoth Energy Services Inc. (a)	1,137	36,452
Matador Resources Co. (a)	15,282	457,085
Matrix Service Co. (a)	4,331	59,335
McDermott International Inc. (a)	44,780	272,710
Midstates Petroleum Company Inc. (a)	1,904	25,380
NACCO Industries Inc. Class A	677	22,239
Natural Gas Services Group (a)	2,128	50,753
Navios Maritime Acquisition Corp.	13,865	11,647
NCS Multistage Holdings Inc. (a)	1,799	26,985
Newpark Resources Inc. (a)	13,750	111,375
Nine Energy Service Inc. (a)	1,187	28,903
Noble Corp. PLC (a)	38,057	141,191
Nordic American Tankers Ltd.	21,375	41,468
Oasis Petroleum Inc. (a)	41,920	339,552
Oil States International Inc. (a)	8,061	211,198
Overseas Shipholding Group Inc. Class A (a)	6,832	19,403
Pacific Ethanol Inc. (a)	6,693	20,079
Panhandle Oil & Gas Inc.	2,721	52,515
Par Pacific Holdings Inc. (a)	5,212	89,490
Parker Drilling Co. (a)	20,082	12,752
PDC Energy Inc. (a)	10,438	511,775
Peabody Energy Corp.	10,599	386,864
Penn Virginia Corp. (a)	2,345	82,169
PHI Inc. (a)	2,033	20,818
Pioneer Energy Services Corp. (a)	12,059	32,559
ProPetro Holding Corp. (a)	8,772	139,387
Ranger Energy Services Inc. (a)	812	6,610
Renewable Energy Group Inc. (a)	6,218	79,590
Resolute Energy Corp. (a)	3,348	116,008
REX American Resources Corp. (a)	905	65,884
RigNet Inc. (a)	2,020	27,472
Ring Energy Inc. (a)	8,178	117,354
Rowan Companies PLC Class A (a)	18,406	212,405
Sanchez Energy Corp. (a)	8,564	26,805
SandRidge Energy Inc. (a)	5,726	83,084
Scorpio Tankers Inc.	41,719	81,769
SEACOR Holdings Inc. (a)	2,641	134,955
SEACOR Marine Holdings Inc. (a)	2,655	50,498
Select Energy Services Inc. Class A (a)	4,022	50,758
SemGroup Corp. Class A	10,549	225,749
Ship Finance International Ltd.	9,362	133,877
SilverBow Resources Inc. (a)	1,168	33,989
Smart Sand Inc. (a)	3,545	20,632

See accompanying notes to schedules of investments.	17

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Solaris Oilfield Infrastructure Inc. Class A (a)	2,449	$40,555
SRC Energy Inc. (a)	38,036	358,679
Stone Energy Corp. (a)	3,179	117,941
Superior Energy Services Inc. (a)	23,926	201,696
Teekay Corp.	9,756	78,927
Teekay Tankers Ltd. Class A	32,427	38,588
Tellurian Inc. (a)	8,994	64,847
TETRA Technologies Inc. (a)	17,541	65,779
Ultra Petroleum Corp. (a)	30,373	126,655
Unit Corp. (a)	8,340	164,798
Uranium Energy Corp.(a)	22,000	28,820
US Silica Holdings Inc.	12,919	329,693
W&T Offshore Inc. (a)	15,408	68,257
Westmoreland Coal Co. (a)	2,805	1,150
WildHorse Resource Development Corp. (a)	7,413	141,514

		12,069,404

Financials (17.72%)
1st Source Corp.	2,635	133,364
Access National Corp.	2,404	68,586
ACNB Corp.	927	27,115
AG Mortgage Investment Trust Inc.	4,639	80,579
Allegiance Bancshares Inc. (a)	1,778	69,609
Ambac Financial Group Inc. (a)	7,316	114,715
American Equity Investment Life Holding Co.	13,457	395,098
American National Bankshares Inc.	1,286	48,354
Ameris Bancorp	5,774	305,445
Amerisafe Inc.	2,934	162,104
Ames National Corp.	1,401	38,528
AmTrust Financial Services Inc.	13,335	164,154
Anworth Mortgage Asset Corp.	15,974	76,675
Apollo Commercial Real Estate Finance Inc.	16,577	298,054
Ares Commercial Real Estate Corp.	4,511	55,711
Argo Group International Holdings Ltd.	5,246	301,118
Arlington Asset Investment Corp. Class A	3,748	41,378
ARMOUR Residential REIT Inc.	6,169	143,614
Arrow Financial Corp.	2,015	68,409
Artisan Partners Asset Management Inc. Class A	7,276	242,291
Associated Capital Group Inc. Class A	579	21,684
Atlantic Capital Bankshares Inc. (a)	3,397	61,486
Atlas Financial Holdings Inc. (a)	1,822	18,858
B. Riley Financial Inc.	3,230	62,985
Baldwin & Lyons Inc.	1,564	34,408
Banc of California Inc.	6,804	131,317
BancFirst Corp.	2,718	144,326
Banco Latinoamericano de Comercio Exterior SA	5,060	144,210
Bancorp Inc., The (a)	7,728	83,462
BancorpSouth Bank	13,282	422,368

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Bank of Commerce Holdings	2,460	$28,659
Bank of Marin Bancorp	1,041	71,777
Bank of N.T. Butterfield & Son Ltd., The	8,574	384,801
BankFinancial Corp.	2,208	37,492
Bankwell Financial Group Inc.	917	29,601
Banner Corp.	5,164	286,550
Bar Harbor Bankshares	2,445	67,775
BCB Bancorp Inc.	1,943	30,408
Bear State Financial Inc.	2,868	29,397
Beneficial Bancorp Inc.	10,837	168,515
Berkshire Hills Bancorp Inc.	6,154	233,544
Blue Capital Reinsurance Holdings Ltd.	940	11,468
Blue Hills Bancorp Inc.	3,827	79,793
BofI Holding Inc. (a)	9,362	379,442
Boston Private Financial Holdings Inc.	13,143	197,802
Bridge Bancorp Inc.	3,065	102,831
BrightSphere Investment Group PLC	11,668	183,888
Brookline Bancorp Inc.	11,792	191,030
Bryn Mawr Bank Corp.	2,808	123,412
BSB Bancorp Inc. (a)	1,277	39,076
Byline Bancorp Inc. (a)	2,483	56,935
C&F Financial Corp.	505	26,563
Cadence BanCorporation	4,495	122,399
Camden National Corp.	2,491	110,850
Cannae Holdings Inc. (a)	9,679	182,546
Capital City Bank Group Inc.	1,774	43,907
Capitol Federal Financial Inc.	19,533	241,233
Capstar Financial Holdings Inc. (a)	1,391	26,193
Capstead Mortgage Corp.	15,058	130,252
Carolina Financial Corp.	2,931	115,130
Cathay General Bancorp	12,090	483,358
CBTX Inc.	383	11,276
CenterState Bank Corp.	9,566	253,786
Central Pacific Financial Corp.	4,510	128,355
Central Valley Community Bancorp	1,353	26,465
Century Bancorp Inc. Class A	507	40,256
Charter Financial Corp.	2,031	41,412
Chemical Financial Corp.	11,204	612,635
Chemung Financial Corp.	478	22,213
Cherry Hill Mortgage Investment Corp.	2,191	38,430
Citizens & Northern Corp.	2,103	48,558
Citizens Inc. (a)	7,146	52,309
City Holding Co.	2,466	169,069
Civista Bancshares Inc.	1,586	36,256
Clifton Bancorp Inc.	3,277	51,285
CNB Financial Corp.	2,471	71,881
CNO Financial Group Inc.	26,451	573,193
CoBiz Financial Inc.	6,086	119,286
Codorus Valley Bancorp Inc.	1,320	37,118
Cohen & Steers Inc.	3,439	139,830
Columbia Banking System Inc.	11,443	480,034
Community Bank System Inc.	7,799	417,714
Community Bankers Trust Corp. (a)	3,424	30,816
Community Financial Corp., The	631	23,486
Community Trust Bancorp Inc.	2,596	117,339

18	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
ConnectOne Bancorp Inc.	4,721	$135,965
County Bancorp Inc.	714	20,856
Cowen Inc. (a)	4,175	55,110
Crawford & Co. Class B	2,133	17,533
Curo Group Holdings Corp. (a)	1,112	19,126
Customers Bancorp Inc. (a)	4,606	134,265
CVB Financial Corp.	16,447	372,360
CYS Investments Inc.	25,199	169,337
Diamond Hill Investment Group	504	104,106
Dime Community Bancshares	5,098	93,803
DNB Financial Corp.	490	17,469
Donegal Group Inc.	1,325	20,935
Donnelley Financial Solutions Inc. (a)	5,199	89,267
Dynex Capital Inc.	7,751	51,389
Eagle Bancorp Inc. (a)	4,938	295,539
eHealth Inc. (a)	2,385	34,129
Elevate Credit Inc. (a)	2,342	16,581
Ellington Residential Mortgage REIT	1,525	16,714
EMC Insurance Group Inc.	1,570	42,516
Employers Holdings Inc.	5,005	202,452
Encore Capital Group Inc. (a)	3,788	171,218
Enova International Inc. (a)	5,365	118,298
Enstar Group Ltd. (a)	1,763	370,671
Entegra Financial Corp. (a)	1,049	30,421
Enterprise Bancorp Inc.	1,586	55,970
Enterprise Financial Services Corp.	3,514	164,807
Equity Bancshares Inc. Class A (a)	1,733	67,864
ESSA Bancorp Inc.	1,222	17,927
Essent Group Ltd. (a)	12,816	545,449
Evans Bancorp Inc.	739	33,440
Evercore Inc. Class A	6,138	535,234
EZCORP Inc. Class A (a)	7,743	102,208
Farmers & Merchants Bancorp Inc.	1,388	56,034
Farmers Capital Bank Corp.	1,218	48,659
Farmers National Banc Corp.	3,799	52,616
FB Financial Corp. (a)	2,058	83,534
FBL Financial Group Inc. Class A	1,546	107,215
FCB Financial Holdings Inc. Class A (a)	5,736	293,110
Federal Agricultural Mortgage Corp. Class C	1,454	126,527
Federated National Holding Co.	2,068	32,612
Fidelity Southern Corp.	3,307	76,292
Financial Engines Inc.	9,257	323,995
Financial Institutions Inc.	2,360	69,856
First BanCorp (a)	30,655	184,543
First Bancorp (North Carolina)	4,438	158,215
First Bancorp Inc.	1,619	45,300
First Bancshares Inc., The	1,360	43,860
First Busey Corp.	6,324	187,949
First Business Financial Services Inc.	1,316	33,111
First Citizens BancShares Inc. Class A	1,180	487,623
First Commonwealth Financial Corp.	15,726	222,208
First Community Bancshares Inc.	2,542	75,879
First Connecticut Bancorp Inc.	2,391	61,210
First Defiance Financial Corp.	1,606	92,056
First Financial Bancorp	9,794	287,454

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
First Financial Bankshares Inc.	10,048	$465,222
First Financial Corp. Indiana	1,760	73,216
First Financial Northwest Inc.	1,367	22,897
First Foundation Inc. (a)	4,294	79,611
First Guaranty Bancshares Inc.	671	17,439
First Internet Bancorp	1,295	47,915
First Interstate BancSystem Inc.	4,174	165,082
First Merchants Corp.	6,699	279,348
First Mid-Illinois Bancshares Inc.	1,632	59,486
First Midwest Bancorp Inc.	16,238	399,292
First Northwest Bancorp (a)	1,746	29,490
First of Long Island Corp., The	3,788	103,981
FirstCash Inc.	7,337	596,131
Flagstar Bancorp Inc. (a)	3,450	122,130
Flushing Financial Corp.	4,577	123,396
FNB Bancorp	835	30,720
Franklin Financial Network Inc. (a)	1,928	62,853
Fulton Financial Corp.	26,865	476,854
Gain Capital Holdings Inc.	5,045	34,054
GAMCO Investors Inc.	766	19,020
Genworth Financial Inc. Class A (a)	80,676	228,313
German American Bancorp Inc.	3,388	112,990
Glacier Bancorp Inc.	12,506	479,980
Global Indemnity Ltd.	1,355	46,775
Granite Point Mortgage Trust Inc.	6,950	114,953
Great Ajax Corp.	2,858	38,726
Great Southern Bancorp Inc.	1,742	87,013
Great Western Bancorp Inc.	9,396	378,377
Green Bancorp Inc. (a)	3,784	84,194
Green Dot Corp. Class A (a)	7,330	470,293
Greene County Bancorp Inc.	388	14,240
Greenhill & Co. Inc.	3,604	66,674
Greenlight Capital Re Ltd. Class A (a)	4,947	79,399
Guaranty Bancorp	3,805	107,872
Guaranty Bancshares Inc.	1,158	38,573
Hallmark Financial Services Inc. (a)	2,453	21,881
Hamilton Lane Inc. Class A	2,318	86,299
Hancock Holding Co.	13,333	689,316
Hanmi Financial Corp.	5,153	158,455
Hannon Armstrong Sustainable Infrastructure Capital Inc.	8,032	156,624
HarborOne Bancorp Inc. (a)	2,088	36,874
HCI Group Inc.	1,317	50,257
Health Insurance Innovations Inc. Class A (a)	1,825	52,743
Heartland Financial USA Inc.	3,861	204,826
Heritage Commerce Corp.	5,857	96,523
Heritage Financial Corp.	4,720	144,432
Heritage Insurance Holdings Inc.	3,298	49,998
Hilltop Holdings Inc.	11,452	268,664
Hingham Institution for Savings	202	41,612
Home Bancorp Inc.	875	37,774
Home Bancshares Inc.	24,834	566,464
HomeStreet Inc. (a)	4,056	116,204
HomeTrust Bancshares Inc. (a)	2,837	73,904
Hope Bancorp Inc.	20,659	375,787

See accompanying notes to schedules of investments.	19

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Horace Mann Educators Corp.	6,389	$273,130
Horizon Bancorp	3,453	103,625
Houlihan Lokey Inc.	4,195	187,097
Howard Bancorp Inc. (a)	1,411	27,938
IBERIABANK Corp.	7,952	620,256
Impac Mortgage Holdings Inc. (a)	1,386	10,949
Independence Holding Co.	816	29,090
Independent Bank Corp.	4,382	313,532
Independent Bank Corp. (Michigan)	3,313	75,868
Independent Bank Group Inc.	3,127	221,079
Infinity Property & Casualty Corp.	1,670	197,728
International Bancshares Corp.	8,668	337,185
INTL FCStone Inc. (a)	2,465	105,206
Invesco Mortgage Capital	17,805	291,646
Investar Holding Corp.	1,325	34,251
Investment Technology Group Inc.	5,186	102,372
Investors Bancorp Inc.	40,544	553,020
Investors Title Co.	227	45,377
James River Group Holdings Ltd.	3,749	132,977
Kearny Financial Corp.	11,671	151,723
Kemper Corp.	6,244	355,908
Kingstone Companies Inc.	1,471	24,713
Kinsale Capital Group Inc.	2,360	121,139
KKR Real Estate Finance Trust Inc.	2,175	43,631
Ladder Capital Corp.	12,321	185,801
Ladenburg Thalmann Financial Services Inc.	17,002	55,597
Lakeland Bancorp Inc.	7,273	144,369
Lakeland Financial Corp.	3,842	177,616
LCNB Corp.	1,299	24,681
LegacyTexas Financial Group Inc.	7,531	322,477
LendingClub Corp. (a)	51,831	181,409
LendingTree Inc. (a)	1,008	330,775
Live Oak Bancshares Inc.	3,581	99,552
Luther Burbank Corp.	2,041	24,512
Macatawa Bank Corp.	4,121	42,323
Maiden Holdings Ltd.	10,151	65,982
MainSource Financial Group Inc.	4,007	162,885
Malvern Bancorp Inc. (a)	1,026	26,676
Marlin Business Services Corp.	1,319	37,394
MB Financial Inc.	12,762	516,606
MBIA Inc. (a)	14,022	129,844
MBT Financial Corp.	2,828	30,401
Medley Management Inc. Class A	1,008	5,746
Mercantile Bank Corp.	2,644	87,913
Merchants Bancorp	1,018	21,887
Meridian Bancorp Inc.	7,530	151,730
Meta Financial Group Inc.	1,456	158,995
Metropolitan Bank Holding Corp. (a)	572	24,087
MGIC Investment Corp. (a)	58,657	762,541
Middlefield Banc Corp.	421	20,671
Midland States Bancorp Inc.	2,484	78,395
MidSouth Bancorp Inc.	2,223	28,121
MidWestOne Financial Group Inc.	1,807	60,155
Moelis & Co.	4,968	252,623
MTGE Investment Corp.	7,273	130,187

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
MutualFirst Financial Inc.	809	$29,326
National Bank Holdings Corp. Class A	4,030	133,998
National Bankshares Inc.	1,023	46,086
National Commerce Corp. (a)	1,863	81,134
National General Holdings Corp.	7,512	182,617
National Western Life Group Inc. Class A	368	112,196
Nationstar Mortgage Holdings Inc. (a)	4,793	86,082
Navigators Group Inc., The	3,238	186,671
NBT Bancorp Inc.	6,544	232,181
Nelnet Inc. Class A	3,033	158,960
New York Mortgage Trust Inc.	17,827	105,714
NI Holdings Inc. (a)	1,678	28,023
Nicolet Bankshares Inc. (a)	1,458	80,292
NMI Holdings Inc. Class A (a)	8,893	147,179
Northeast Bancorp	992	20,336
Northfield Bancorp Inc.	7,062	110,238
Northrim BanCorp Inc.	1,050	36,278
Northwest Bancshares Inc.	15,022	248,764
Norwood Financial Corp.	913	27,472
OceanFirst Financial Corp.	6,381	170,692
Ocwen Financial Corp. (a)	17,237	71,016
OFG Bancorp	6,698	69,994
Ohio Valley Banc Corp.	644	26,951
Old Line Bancshares Inc.	1,298	42,834
Old National Bancorp	21,355	360,900
Old Point Financial Corp.	570	15,037
Old Second Bancorp Inc.	4,807	66,817
On Deck Capital Inc. (a)	7,800	43,602
Oppenheimer Holdings Inc. Class A	1,622	41,767
Opus Bank	3,143	88,004
Orchid Island Capital Inc.	7,631	56,240
Oritani Financial Corp.	6,491	99,637
Orrstown Financial Services Inc.	1,094	26,420
Owens Realty Mortgage Inc.	1,575	22,964
Pacific Mercantile Bancorp (a)	2,339	22,337
Pacific Premier Bancorp Inc. (a)	6,378	256,396
Park National Corp.	2,121	220,075
Parke Bancorp Inc.	914	19,011
PCSB Financial Corp. (a)	2,945	61,786
Peapack-Gladstone Financial Corp.	2,618	87,415
Penns Woods Bancorp Inc.	803	33,975
PennyMac Financial Services Inc. Class A (a)	2,351	53,250
PennyMac Mortgage Investment Trust	9,356	168,689
Peoples Bancorp Inc.	2,697	95,609
Peoples Bancorp of North Carolina Inc.	740	22,733
Peoples Financial Services Corp.	1,148	52,406
People’s Utah Bancorp	2,076	67,055
PHH Corp. (a)	5,076	53,095
Piper Jaffray Companies Inc.	2,289	190,101
PJT Partners Inc. Class A	2,902	145,390
PRA Group Inc. (a)	7,087	269,306
Preferred Bank	2,115	135,783
Premier Financial Bancorp Inc.	1,439	26,780
Primerica Inc.	7,019	678,035

20	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Provident Bancorp Inc. (a)	658	$17,470
Provident Financial Holdings Inc.	1,004	18,162
Provident Financial Services Inc.	9,830	251,550
Prudential Bancorp Inc.	1,270	23,038
Pzena Investment Management Inc. Class A	2,576	28,671
QCR Holdings Inc.	1,906	85,484
Radian Group Inc.	34,294	652,958
RBB Bancorp	1,181	31,143
Redwood Trust Inc.	12,163	188,162
Regional Management Corp. (a)	1,610	51,262
Reliant Bancorp Inc.	1,103	25,137
Renasant Corp.	6,930	294,941
Republic Bancorp Inc. Class A	1,659	63,540
Republic First Bancorp Inc. (a)	7,896	68,695
Resource Capital Corp.	5,059	48,111
Riverview Bancorp Inc.	3,056	28,543
RLI Corp.	6,133	388,771
S&T Bancorp Inc.	5,501	219,710
Safeguard Scientifics Inc. (a)	3,262	39,960
Safety Insurance Group Inc.	2,418	185,823
Sandy Spring Bancorp Inc.	5,108	197,986
Seacoast Banking Corporation of Florida (a)	6,507	172,240
Selective Insurance Group Inc.	9,162	556,133
ServisFirst Bancshares Inc.	7,368	300,762
Shore Bancshares Inc.	1,949	36,758
SI Financial Group Inc.	1,654	23,818
Sierra Bancorp	2,017	53,733
Silvercrest Asset Management Group Inc. Class A	1,050	15,960
Simmons First National Corp.	13,004	369,964
SmartFinancial Inc. (a)	1,146	27,000
South State Corp.	5,737	489,366
Southern First Bancshares Inc. (a)	907	40,362
Southern Missouri Bancorp Inc.	897	32,830
Southern National Bancorp of Virginia Inc.	3,334	52,811
Southside Bancshares Inc.	4,508	156,608
State Auto Financial Corp.	2,535	72,425
State Bank Financial Corp.	5,892	176,819
Sterling Bancorp	33,821	762,664
Sterling Bancorp Inc.	2,435	32,897
Stewart Information Services Corp.	3,285	144,343
Stifel Financial Corp.	10,537	624,107
Stock Yards Bancorp Inc.	3,640	127,764
Summit Financial Group Inc.	1,755	43,893
Sutherland Asset Management Corp.	2,800	42,420
Territorial Bancorp Inc.	1,261	37,401
Texas Capital Bancshares Inc. (a)	7,881	708,502
Third Point Reinsurance Ltd. (a)	13,667	190,655
Timberland Bancorp Inc.	982	29,853
Tiptree Inc.	4,735	30,067
Tompkins Financial Corp.	2,322	175,915
TowneBank	10,139	289,975
TPG RE Finance Trust Inc.	3,130	62,256
Trico Bancshares	3,223	119,960

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Tristate Capital Holdings Inc. (a)	3,684	$85,653
Triumph Bancorp Inc. (a)	2,823	116,308
Trupanion Inc. (a)	3,667	109,607
Trustco Bank Corp. NY	15,315	129,412
Trustmark Corp.	10,715	333,879
Two River Bancorp	1,146	20,685
UMB Financial Corp.	7,144	517,154
Umpqua Holdings Corp.	34,942	748,108
Union Bankshares Corp.	8,941	328,224
Union Bankshares Inc.	589	29,921
United Bankshares Inc.	15,878	559,700
United Community Banks Inc.	11,519	364,576
United Community Financial Corp.	7,542	74,364
United Financial Bancorp Inc.	8,238	133,456
United Fire Group Inc.	3,400	162,724
United Insurance Holdings Corp.	3,218	61,593
United Security Bancshares	2,059	22,134
Unity Bancorp Inc.	1,215	26,730
Universal Insurance Holdings Inc.	4,960	158,224
Univest Corp. of Pennsylvania	4,423	122,517
Valley National Bancorp	41,005	510,922
Veritex Holdings Inc. (a)	2,328	64,416
Virtu Financial Inc. Class A	3,928	129,624
Virtus Investment Partners Inc.	1,092	135,190
Waddell & Reed Financial Inc. Class A	12,723	257,132
Walker & Dunlop Inc.	4,385	260,557
Washington Federal Inc.	13,602	470,629
Washington Trust Bancorp Inc.	2,424	130,290
Waterstone Financial Inc.	3,940	68,162
WesBanco Inc.	6,681	282,606
West Bancorporation	2,667	68,275
Westamerica Bancorporation	3,996	232,088
Western Asset Mortgage Capital Corp.	6,956	67,404
Western New England Bancorp Inc.	4,419	47,062
Westwood Holdings Group Inc.	1,333	75,301
Wintrust Financial Corp.	8,767	754,400
WisdomTree Investments Inc.	18,060	165,610
WMIH Corp. (a)	33,065	46,952
World Acceptance Corp. (a)	959	100,983
WSFS Financial Corp.	4,772	228,579

		59,505,166

Health Care (16.39%)
AAC Holdings Inc. (a)	1,632	18,735
Abaxis Inc.	3,496	246,879
Abeona Therapeutics Inc. (a)	4,595	65,938
Accelerate Diagnostics Inc. (a)	4,228	96,610
Acceleron Pharma Inc. (a)	5,921	231,511
Accuray Inc. (a)	12,960	64,800
Aceto Corp.	4,780	36,328
Achaogen Inc. (a)	5,460	70,707
Achillion Pharmaceuticals Inc. (a)	21,270	78,912
Aclaris Therapeutics Inc. (a)	3,641	63,790
Acorda Therapeutics Inc. (a)	6,836	161,671
Adamas Pharmaceuticals Inc. (a)	2,699	64,506

See accompanying notes to schedules of investments.	21

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Addus HomeCare Corp. (a)	1,220	$59,353
Aduro Biotech Inc. (a)	7,400	68,820
Advaxis Inc. (a)	6,329	10,696
Aerie Pharmaceuticals Inc. (a)	5,303	287,688
Agenus Inc. (a)	12,282	57,848
Aileron Therapeutics Inc. (a)	759	6,171
Aimmune Therapeutics Inc. (a)	5,712	181,813
Akcea Therapeutics Inc. (a)	2,372	60,747
Akebia Therapeutics Inc. (a)	7,192	68,540
Alder Biopharmaceuticals Inc. (a)	10,002	127,025
Allena Pharmaceuticals Inc. (a)	802	8,838
Allscripts Healthcare Solutions Inc. (a)	28,829	356,038
Almost Family Inc. (a)	2,075	116,200
AMAG Pharmaceuticals Inc. (a)	5,453	109,878
Amedisys Inc. (a)	4,526	273,099
American Renal Associates Holdings Inc. (a)	1,439	27,125
Amicus Therapeutics Inc. (a)	29,316	440,913
AMN Healthcare Services Inc. (a)	7,461	423,412
Amphastar Pharmaceuticals Inc. (a)	5,857	109,819
Analogic Corp.	1,983	190,170
AnaptysBio Inc. (a)	2,853	296,940
Anavex Life Sciences Corp. (a)	5,360	14,794
Angiodynamics Inc. (a)	5,917	102,068
ANI Pharmaceuticals Inc. (a)	1,231	71,669
Anika Therapeutics Inc. (a)	2,238	111,273
Antares Pharma Inc. (a)	23,245	51,139
Apellis Pharmaceuticals Inc. (a)	1,634	36,128
Aratana Therapeutics Inc. (a)	6,581	29,022
Ardelyx Inc. (a)	5,362	27,078
Arena Pharmaceuticals Inc. (a)	7,572	299,094
ARMO BioSciences Inc. (a)	1,068	39,954
Array Biopharma Inc. (a)	31,314	511,044
Arsanis Inc. (a)	688	15,748
Assembly Biosciences Inc. (a)	2,563	125,946
Asterias Biotherapeutics (a)	3,503	5,079
Atara Biotherapeutics Inc. (a)	5,191	202,449
Athenex Inc. (a)	1,032	17,554
Athersys Inc. (a)	16,463	30,127
AtriCure Inc. (a)	5,146	105,596
Atrion Corp.	221	139,517
Audentes Therapeutics Inc. (a)	3,156	94,838
AveXis Inc. (a)	4,460	551,167
AxoGen Inc. (a)	4,423	161,440
Axovant Sciences Ltd. (a)	5,333	7,093
Bellicum Pharmaceutical Inc. (a)	4,413	28,949
BioCryst Pharmaceuticals Inc. (a)	15,235	72,671
Biohaven Pharmaceutical Holding Company Ltd. (a)	5,006	128,955
BioScrip Inc. (a)	17,839	43,884
BioSpecifics Technologies Corp. (a)	954	42,300
BioTelemetry Inc. (a)	4,958	153,946
BioTime Inc. (a)	13,380	35,992
Bluebird Bio Inc. (a)	7,737	1,321,093
Blueprint Medicines Corp. (a)	6,722	616,407
Calithera Biosciences Inc. (a)	4,967	31,292
Calyxt Inc. (a)	767	10,063

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Cambrex Corp. (a)	5,135	$268,561
Cantel Medical Corp.	5,765	642,279
Capital Senior Living Corp. (a)	4,049	43,527
Cara Therapeutics Inc. (a)	4,357	53,940
Cardiovascular Systems Inc. (a)	5,019	110,067
Castlight Health Inc. Class B (a)	10,392	37,931
Catalent Inc. (a)	21,142	868,091
Catalyst Pharmaceuticals Inc. (a)	13,738	32,834
Celcuity Inc. (a)	605	9,970
Celldex Therapeutics Inc. (a)	19,611	45,694
Cerus Corp. (a)	19,966	109,414
Chemed Corp.	2,476	675,601
ChemoCentryx Inc. (a)	3,984	54,182
Chimerix Inc. (a)	7,277	37,840
Civitas Solutions Inc. (a)	2,482	38,223
Clearside Biomedical Inc. (a)	3,345	35,892
Clovis Oncology Inc. (a)	7,047	372,082
Codexis Inc. (a)	6,447	70,917
Coherus Biosciences Inc. (a)	6,227	68,808
Collegium Pharmaceutical Inc. (a)	3,962	101,229
Community Health Systems Inc. (a)	15,514	61,435
Computer Programs & Systems Inc.	1,814	52,969
Conatus Pharmaceuticals Inc. (a)	4,164	24,443
Concert Pharmaceuticals Inc. (a)	2,874	65,815
ConforMis Inc. (a)	10,704	15,521
Conmed Corp.	4,294	271,939
Corbus Pharmaceuticals Holdings Inc. (a)	8,215	50,112
Corcept Therapeutics Inc. (a)	14,414	237,110
Corindus Vascular Robotics Inc. (a)	13,544	18,555
Corium International Inc. (a)	3,221	36,945
Corvel Corp. (a)	1,483	74,966
Corvus Pharmaceuticals Inc. (a)	1,348	15,542
Cotiviti Holdings Inc. (a)	5,788	199,339
Cross Country Healthcare Inc. (a)	5,747	63,849
CryoLife Inc. (a)	5,125	102,756
Cue BioPharma Inc. (a)	1,367	19,206
Curis Inc. (a)	17,654	11,533
Cutera Inc. (a)	2,070	104,018
Cytokinetics Inc. (a)	6,747	48,578
CytomX Therapeutics Inc. (a)	4,705	133,857
Deciphera Pharmaceuticals Inc. (a)	1,256	25,170
Denali Therapeutics Inc. (a)	2,502	49,264
DepoMed Inc. (a)	9,335	61,518
Dermira Inc. (a)	6,197	49,514
Diplomat Pharmacy Inc. (a)	7,754	156,243
Dova Pharmaceuticals Inc. (a)	993	26,930
Durect Corp. (a)	21,922	46,913
Dyax Corp. Contingent Value Rights (a)(b)	23,324	25,890
Dynavax Technologies Corp. (a)	9,763	193,796
Eagle Pharmaceuticals Inc. (a)	1,346	70,921
Edge Therapeutics Inc. (a)	3,072	3,625
Editas Medicine Inc. (a)	5,855	194,093
Emergent Biosolutions Inc. (a)	5,237	275,728
Enanta Pharmaceuticals Inc. (a)	2,454	198,553
Encompass Health Corp.	15,699	897,512

22	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Endologix Inc. (a)	13,356	$56,496
Ensign Group Inc., The	7,673	201,800
Enzo Biochem Inc. (a)	6,419	35,176
Epizyme Inc. (a)	7,698	136,640
Esperion Therapeutics Inc. (a)	2,741	198,257
Evolent Health Inc. Class A (a)	9,400	133,950
Exact Sciences Corp. (a)	18,596	749,977
Fate Therapeutics Inc. (a)	7,581	73,991
FibroGen Inc. (a)	11,005	508,431
Five Prime Therapeutics Inc. (a)	5,155	88,563
Flexion Therapeutics Inc. (a)	5,214	116,846
Fluidigm Corp. (a)	6,641	38,783
Fonar Corp. (a)	988	29,442
Fortress Biotech Inc. (a)	5,274	23,997
Foundation Medicine Inc. (a)	2,285	179,944
G1 Therapeutics Inc. (a)	2,121	78,583
Genesis Healthcare Inc. (a)	5,731	8,654
GenMark Diagnostics Inc. (a)	8,083	43,972
Genocea Biosciences Inc. (a)	12,171	12,780
Genomic Health Inc. (a)	3,070	96,060
Geron Corp. (a)	23,473	99,760
Glaukos Corp. (a)	4,663	143,760
Global Blood Therapeutics Inc. (a)	6,153	297,190
Globus Medical Inc. Class A (a)	11,177	556,838
Haemonetics Corp. (a)	8,476	620,104
Halozyme Therapeutics Inc. (a)	18,777	367,841
Halyard Health Inc. (a)	7,406	341,268
HealthEquity Inc. (a)	8,099	490,313
HealthStream Inc.	3,972	98,625
Heron Therapeutics Inc. (a)	8,552	236,035
Heska Corp. (a)	1,033	81,679
HMS Holdings Corp. (a)	13,243	223,012
Horizon Pharma PLC (a)	25,796	366,303
ICU Medical Inc. (a)	2,415	609,546
Idera Pharmaceuticals Inc. (a)	23,753	43,706
Immune Design Corp. (a)	5,369	17,718
ImmunoGen Inc. (a)	15,822	166,447
Immunomedics Inc. (a)	16,154	236,010
Impax Laboratories Inc. (a)	11,728	228,110
Innoviva Inc. (a)	11,840	197,373
Inogen Inc. (a)	2,768	340,021
Inovalon Holdings Inc. Class A (a)	10,179	107,897
Inovio Pharmaceuticals Inc. (a)	12,853	60,538
Insmed Inc. (a)	12,097	272,424
Insulet Corp. (a)	9,271	803,610
Insys Therapeutics Inc. (a)	3,805	22,982
Integer Holdings Corp. (a)	4,915	277,943
Integra LifeSciences Holdings Corp. (a)	10,110	559,487
Intellia Therapeutics Inc. (a)	2,628	55,425
Intersect ENT Inc. (a)	4,185	164,471
Intra-Cellular Therapies Inc. (a)	6,621	139,372
Invacare Corp.	5,262	91,559
Invitae Corp. (a)	6,302	29,556
Iovance Biotherapeutics Inc. (a)	11,628	196,513
iRhythm Technologies Inc. (a)	2,246	141,386
Ironwood Pharmaceuticals Inc. (a)	21,176	326,746

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Jounce Therapeutics Inc. (a)	2,248	$50,243
K2M Group Holdings Inc. (a)	6,577	124,634
Kala Pharmaceuticals Inc. (a)	2,215	35,063
Karyopharm Therapeutics Inc. (a)	5,466	73,354
Keryx Biopharmaceuticals Inc. (a)	14,416	58,961
Kindred Biosciences Inc. (a)	4,119	35,629
Kindred Healthcare Inc.	13,294	121,640
Kura Oncology Inc. (a)	3,417	64,069
La Jolla Pharmaceutical Co. (a)	2,839	84,545
Lannett Company Inc. (a)	4,575	73,429
Lantheus Holdings Inc. (a)	4,789	76,145
LeMaitre Vascular Inc.	2,442	88,474
Lexicon Pharmaceuticals Inc. (a)	7,130	61,104
LHC Group Inc. (a)	2,470	152,053
Ligand Pharmaceuticals Inc. Class B (a)	3,254	537,431
LivaNova PLC (a)	7,676	679,326
Loxo Oncology Inc. (a)	3,612	416,716
Luminex Corp.	6,621	139,504
MacroGenics Inc. (a)	5,358	134,807
Madrigal Pharmaceuticals Inc. (a)	745	87,009
Magellan Health Inc. (a)	3,811	408,158
Masimo Corp. (a)	7,158	629,546
Matinas BioPharma Holdings Inc. (a)	8,557	6,544
Medicines Co., The (a)	10,996	362,208
MediciNova Inc. (a)	6,057	61,903
Medidata Solutions Inc. (a)	8,957	562,589
Medpace Holdings Inc. (a)	1,458	50,899
Melinta Therapeutics Inc. (a)	2,319	17,161
Menlo Therapeutics Inc. (a)	995	37,392
Meridian Bioscience Inc.	6,851	97,284
Merit Medical Systems Inc. (a)	7,716	349,921
Merrimack Pharmaceuticals Inc.	2,010	16,181
Mersana Therapeutics Inc. (a)	1,703	26,856
MiMedx Group Inc. (a)	16,856	117,486
Minerva Neurosciences Inc. (a)	4,067	25,419
Miragen Therapeutics Inc. (a)	2,991	20,967
Molina Healthcare Inc. (a)	7,289	591,721
Momenta Pharmaceuticals Inc. (a)	11,933	216,584
MyoKardia Inc. (a)	3,079	150,255
Myriad Genetics Inc. (a)	10,219	301,971
NanoString Technologies Inc. (a)	3,450	25,910
NantHealth Inc. (a)	2,817	8,592
NantKwest Inc. (a)	4,937	19,205
Natera Inc. (a)	5,086	47,147
National Healthcare Corp.	1,724	102,802
National Research Corp. Class A	1,572	45,981
Natus Medical Inc. (a)	4,924	165,693
Nektar Therapeutics (a)	23,785	2,527,394
Neogen Corp. (a)	7,994	535,518
NeoGenomics Inc. (a)	8,824	72,004
Neos Therapeutics Inc. (a)	4,198	34,843
Nevro Corp. (a)	4,432	384,121
NewLink Genetics Corp. (a)	4,970	36,033
Novavax Inc. (a)	49,080	103,068
Novelion Therapeutics Inc. (a)	2,390	8,365

See accompanying notes to schedules of investments.	23

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Novocure Ltd. (a)	9,380	$204,484
NuVasive Inc. (a)	8,041	419,821
NxStage Medical Inc. (a)	10,210	253,821
Nymox Pharmaceutical Corp. (a)	4,564	19,306
Obalon Therapeutics Inc. (a)	1,362	4,672
Ocular Therapeutix Inc. (a)	4,465	29,067
Odonate Therapeutics Inc. (a)	1,000	21,180
Omeros Corp. (a)	7,251	80,994
Omnicell Inc. (a)	5,862	254,411
Optinose Inc. (a)	644	12,893
OraSure Technologies Inc. (a)	8,831	149,156
Organovo Holdings Inc. (a)	14,405	14,837
Orthofix International NV (a)	2,667	156,766
OrthoPediatrics Corp. (a)	572	8,614
Otonomy Inc. (a)	4,568	19,186
Ovid Therapeutics Inc. (a)	1,840	13,009
Owens & Minor Inc.	9,497	147,678
Oxford Immunotec Global PLC (a)	4,142	51,568
Pacific Biosciences of California Inc. (a)	18,590	38,110
Pacira Pharmaceuticals Inc. (a)	6,395	199,204
Paratek Pharmaceuticals Inc. (a)	4,292	55,796
PDL BioPharma Inc. (a)	24,833	73,009
Penumbra Inc. (a)	4,641	536,732
PetIQ Inc. (a)	1,072	28,515
Phibro Animal Health Corp. Class A	3,086	122,514
Pieris Pharmaceuticals Inc. (a)	6,468	44,112
Portola Pharmaceuticals Inc. (a)	9,122	297,925
PRA Health Sciences Inc. (a)	7,832	649,743
Prestige Brands Holdings Inc. (a)	8,494	286,418
Progenics Pharmaceuticals Inc. (a)	11,461	85,499
Protagonist Therapeutics Inc. (a)	1,886	16,201
Prothena Corp. PLC (a)	6,239	229,034
Providence Service Corp. (a)	1,796	124,175
PTC Therapeutics Inc. (a)	6,444	174,375
Pulse Biosciences Inc. (a)	1,476	19,970
Puma Biotechnology Inc. (a)	4,639	315,684
Quality Systems Inc. (a)	8,455	115,411
Quanterix Corp. (a)	756	12,882
Quidel Corp. (a)	4,631	239,932
Quotient Ltd. (a)	4,295	20,229
R1 RCM Inc. (a)	15,563	111,120
Ra Pharmaceuticals Inc. (a)	1,904	10,110
Radius Health Inc. (a)	6,051	217,473
RadNet Inc. (a)	5,901	84,974
Reata Pharmaceuticals Inc. Class A (a)	1,813	37,185
Recro Pharma Inc. (a)	2,169	23,881
REGENXBIO Inc. (a)	4,466	133,310
Repligen Corp. (a)	6,044	218,672
resTORbio Inc. (a)	962	9,216
Retrophin Inc. (a)	5,975	133,601
Revance Therapeutics Inc. (a)	4,235	130,438
Rhythm Pharmaceuticals Inc. (a)	1,277	25,412
Rigel Pharmaceuticals Inc. (a)	23,208	82,156
Rockwell Medical Inc. (a)	7,927	41,300
RTI Surgical Inc. (a)	8,149	37,485

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Sage Therapeutics Inc. (a)	6,658	$1,072,404
Sangamo Therapeutics Inc. (a)	13,301	252,719
Sarepta Therapeutics Inc. (a)	9,660	715,709
scPharmaceuticals Inc. (a)	1,083	13,429
Select Medical Holdings Corp. (a)	16,703	288,127
Selecta Biosciences Inc. (a)	2,436	24,823
Seres Therapeutics Inc. (a)	2,927	21,484
Sienna Biopharmaceuticals Inc. (a)	2,341	43,964
Sientra Inc. (a)	2,269	21,919
Simulations Plus Inc.	1,738	25,636
Solid Biosciences Inc. (a)	1,402	10,515
Spark Therapeutics Inc. (a)	4,344	289,267
Spectrum Pharmaceuticals Inc. (a)	13,842	222,718
Spero Therapeutics Inc. (a)	999	14,236
STAAR Surgical Co. (a)	6,555	97,014
Stemline Therapeutics Inc. (a)	3,764	57,589
Strongbridge Biopharma PLC (a)	4,367	38,648
Supernus Pharmaceuticals Inc. (a)	7,576	346,981
Surgery Partners Inc. (a)	3,070	52,651
SurModics Inc. (a)	2,214	84,243
Syndax Pharmaceuticals Inc. (a)	2,072	29,485
Syneos Health Inc. (a)	8,618	305,939
Synergy Pharmaceuticals Inc. (a)	40,150	73,475
Syros Pharmaceuticals Inc. (a)	2,570	33,359
Tabula Rasa HealthCare Inc. (a)	1,920	74,496
Tactile Systems Technology Inc. (a)	2,008	63,854
Teladoc Inc. (a)	9,180	369,954
Teligent Inc. (a)	6,748	22,673
Tenet Healthcare Corp. (a)	12,871	312,122
Tetraphase Pharmaceuticals Inc. (a)	8,084	24,818
TG Therapeutics Inc. (a)	8,290	117,718
TherapeuticsMD Inc. (a)	26,369	128,417
Theravance Biopharma Inc. (a)	6,781	164,439
Tivity Health Inc. (a)	5,767	228,662
Tocagen Inc. (a)	2,703	32,031
Trevena Inc. (a)	7,309	11,987
Triple-S Management Corp. Class B (a)	3,520	92,013
U.S. Physical Therapy Inc.	1,933	157,153
Ultragenyx Pharmaceutical Inc. (a)	7,023	358,103
Utah Medical Products Inc.	570	56,345
Vanda Pharmaceuticals Inc. (a)	6,814	114,816
Varex Imaging Corp. (a)	5,942	212,605
VBI Vaccines Inc. (a)	6,250	21,875
Veracyte Inc. (a)	3,799	21,122
Versartis Inc. (a)	5,443	8,981
ViewRay Inc. (a)	4,732	30,427
Viveve Medical Inc. (a)	2,422	8,865
Vocera Communications Inc. (a)	4,554	106,655
Voyager Therapeutics Inc. (a)	2,564	48,178
vTv Therapeutics Inc. Class A (a)	1,291	5,254
WaVe Life Sciences Ltd. (a)	1,923	77,112
Wright Medical Group NV (a)	16,701	331,348
XBiotech Inc. (a)	2,857	15,285
Xencor Inc. (a)	5,978	179,220
ZIOPHARM Oncology Inc. (a)	21,341	83,657
Zogenix Inc. (a)	5,413	216,791
Zynerba Pharmaceuticals Inc. (a)	1,857	16,137

		55,056,609

24	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (15.05%)
Aaon Inc.	6,623	$258,296
AAR Corp.	5,073	223,770
ABM Industries Inc.	8,759	293,251
Acacia Research Corp. (a)	8,391	29,369
Acco Brands Corp.	16,613	208,493
Actuant Corp. Class A	9,412	218,829
Advanced Disposal Services Inc. (a)	7,882	175,611
Advanced Drainage Systems Inc.	5,733	148,485
Aegion Corp. (a)	5,112	117,116
Aerojet Rocketdyne Holdings Inc. (a)	10,944	306,104
Aerovironment Inc. (a)	3,396	154,552
Air Transport Services Group Inc. (a)	9,330	217,576
Aircastle Ltd.	7,540	149,744
Alamo Group Inc.	1,531	168,257
Albany International Corp. Class A	4,553	285,473
Allegiant Travel Co.	2,003	345,618
Allied Motion Technologies Inc.	969	38,518
Altra Industrial Motion Corp.	4,514	207,418
Ameresco Inc. Class A (a)	2,741	35,633
American Railcar Industries Inc.	1,123	42,011
American Woodmark Corp. (a)	2,212	217,771
Apogee Enterprises Inc.	4,430	192,041
Applied Industrial Technologies Inc.	6,070	442,503
Aqua Metals Inc. (a)	2,704	7,003
ARC Document Solutions Inc. (a)	6,566	14,445
ArcBest Corp.	4,213	135,027
Argan Inc.	2,366	101,620
Armstrong Flooring Inc. (a)	3,358	45,568
Astec Industries Inc.	3,339	184,246
Astronics Corp. (a)	3,305	123,277
Atkore International Group Inc. (a)	5,342	106,039
Atlas Air Worldwide Holdings Inc. (a)	3,675	222,154
Avis Budget Group Inc. (a)	11,492	538,285
Axon Enterprise Inc. (a)	8,100	318,411
AZZ Inc.	4,003	174,931
Babcock & Wilcox Enterprises Inc. (a)	7,531	32,910
Babcock & Wilcox Enterprises Inc. Rights (a)(b)	7,531	0
Barnes Group Inc.	7,961	476,784
Barrett Business Services Inc.	1,197	99,207
Beacon Roofing Supply Inc. (a)	10,767	571,405
BG Staffing Inc.	1,131	21,478
Blue Bird Corp. (a)	1,811	42,921
BMC Stock Holdings Inc. (a)	10,299	201,345
Brady Corp.	7,379	274,130
Briggs & Stratton Corp.	6,452	138,137
Brink’s Co., The	7,315	521,925
Builders FirstSource Inc. (a)	17,252	342,280
CaesarStone Ltd.	3,693	72,567
CAI International Inc. (a)	2,528	53,745
Casella Waste Systems Inc. Class A (a)	6,210	145,190

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
CBIZ Inc. (a)	8,149	$148,719
CECO Environmental Corp.	4,803	21,373
Chart Industries Inc. (a)	4,872	287,594
Chicago Bridge & Iron Company N.V.	15,936	229,478
Cimpress NV (a)	3,890	601,783
CIRCOR International Inc.	2,602	111,001
Columbus McKinnon Corp.	3,533	126,623
Comfort Systems USA Inc.	5,881	242,591
Commercial Vehicle Group Inc. (a)	4,041	31,318
Continental Building Products Inc. (a)	5,923	169,102
Costamare Inc.	7,539	47,043
Covanta Holding Corp.	18,562	269,149
Covenant Transport Group Inc. Class A (a)	1,851	55,215
CRA International Inc.	1,261	65,938
CSW Industrials Inc. (a)	2,358	106,228
Cubic Corp.	3,949	251,156
Curtiss-Wright Corp.	6,974	941,978
Daseke Inc. (a)	5,140	50,321
Deluxe Corp.	7,567	560,034
DMC Global Inc.	2,248	60,134
Douglas Dynamics Inc.	3,486	151,118
Ducommun Inc. (a)	1,639	49,793
DXP Enterprises Inc. (a)	2,562	99,790
Dycom Industries Inc. (a)	4,825	519,315
Eagle Bulk Shipping Inc. (a)	6,131	30,348
Eastern Co., The	893	25,451
Echo Global Logistics Inc. (a)	4,098	113,105
EMCOR Group Inc.	9,281	723,268
Encore Wire Corp.	3,210	182,007
Energous Corp. (a)	3,067	49,164
Energy Recovery Inc. (a)	5,664	46,558
EnerSys	6,666	462,420
Engility Holdings Inc. (a)	2,800	68,320
Ennis Inc.	3,881	76,456
EnPro Industries Inc.	3,358	259,842
EnviroStar Inc.	557	21,862
ESCO Technologies Inc.	3,987	233,439
Essendant Inc.	6,233	48,617
Esterline Technologies Corp. (a)	4,139	302,768
Evoqua Water Technologies Corp. (a)	7,863	167,403
ExOne Co., The (a)	1,722	12,536
Exponent Inc.	4,077	320,656
Federal Signal Corp.	9,356	206,019
Forrester Research Inc.	1,671	69,263
Forward Air Corp.	4,740	250,556
Foundation Building Materials Inc. (a)	2,106	31,400
Franklin Covey Co. (a)	1,544	41,534
Franklin Electric Co. Inc.	7,353	299,635
Freightcar America Inc.	2,061	27,617
FTI Consulting Inc. (a)	5,910	286,103
GATX Corp.	6,121	419,227
Genco Shipping & Trading Ltd. (a)	1,183	16,822
Gencor Industries Inc. (a)	1,255	20,206
Generac Holdings Inc. (a)	9,531	437,568
General Cable Corp.	7,703	228,009

See accompanying notes to schedules of investments.	25

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Gibraltar Industries Inc. (a)	5,031	$170,299
Global Brass & Copper Holdings Inc.	3,485	116,573
GMS Inc. (a)	5,113	156,253
Gorman-Rupp Co., The	2,884	84,357
GP Strategies Corp. (a)	2,137	48,403
Graham Corp.	1,712	36,671
Granite Construction Inc.	6,302	352,030
Great Lakes Dredge & Dock Co. (a)	8,748	40,241
Greenbrier Companies Inc., The	4,336	217,884
Griffon Corp.	4,770	87,053
H&E Equipment Services Inc.	5,047	194,259
Hardinge Inc.	1,810	33,159
Harsco Corp. (a)	12,693	262,110
Hawaiian Holdings Inc.	8,000	309,600
HC2 Holdings Inc. (a)	6,890	36,241
Healthcare Services Group Inc.	11,347	493,368
Heartland Express Inc.	7,371	132,604
Heidrick & Struggles International Inc.	3,003	93,844
Herc Holdings Inc. (a)	3,826	248,499
Heritage-Crystal Clean Inc. (a)	2,188	51,527
Herman Miller Inc.	9,464	302,375
Hertz Global Holdings Inc. (a)	8,585	170,412
Hill International Inc. (a)	5,362	30,563
Hillenbrand Inc.	9,987	458,403
HNI Corp.	6,915	249,562
Hub Group Inc. (a)	5,127	214,565
Hudson Technologies Inc. (a)	5,958	29,433
Hurco Companies Inc.	970	44,523
Huron Consulting Group Inc. (a)	3,390	129,159
Huttig Building Products Inc. (a)	3,820	19,979
Hyster-Yale Materials Handling Inc.	1,674	117,063
ICF International Inc.	2,797	163,485
IES Holdings Inc. (a)	1,246	18,877
Innerworkings Inc. (a)	7,362	66,626
Insperity Inc.	5,760	400,608
Insteel Industries Inc.	2,831	78,221
Interface Inc.	9,434	237,737
JELD-WEN Holding Inc. (a)	10,667	326,624
John Bean Technologies Corp.	5,013	568,474
Kadant Inc.	1,775	167,738
Kaman Corp.	4,298	266,992
KBR Inc.	22,339	361,668
Kelly Services Inc. Class A	4,891	142,035
Kennametal Inc.	12,820	514,851
Keyw Holding Corp., The (a)	7,813	61,410
Kforce Inc.	3,565	96,433
Kimball International Inc. Class B	6,032	102,785
KLX Inc. (a)	7,971	566,419
Knight-Swift Transportation Holdings Inc.	19,885	914,909
Knoll Inc.	7,579	153,020
Korn/Ferry International	8,332	429,848
Kratos Defense & Security Solutions Inc. (a)	13,312	136,980
L.B. Foster Co. Class A (a)	1,317	31,015
Lawson Products Inc. (a)	1,004	25,351
Layne Christensen Co. (a)	2,841	42,388

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Lindsay Corp.	1,611	$147,310
LSC Communications Inc.	5,453	95,155
LSI Industries Inc.	4,010	32,521
Lydall Inc. (a)	2,766	133,460
Manitowoc Company Inc., The (a)	5,007	142,499
Marten Transport Ltd.	6,220	141,816
Masonite International Corp. (a)	4,442	272,517
MasTec Inc. (a)	10,522	495,060
Matson Inc.	6,678	191,258
Matthews International Corp. Class A	4,959	250,925
McGrath Rentcorp	3,712	199,297
Mercury Systems Inc. (a)	7,425	358,776
Meritor Inc. (a)	13,358	274,640
Milacron Holdings Corp. (a)	10,626	214,008
Miller Industries Inc.	1,840	46,000
Mistras Group Inc. (a)	2,854	54,055
Mobile Mini Inc.	6,868	298,758
Moog Inc. Class A (a)	4,994	411,556
MRC Global Inc. (a)	14,108	231,936
MSA Safety Inc.	5,272	438,841
Mueller Industries Inc.	8,956	234,289
Mueller Water Products Inc.	24,521	266,543
Multi-Color Corp.	2,153	142,206
MYR Group Inc. (a)	2,527	77,882
National Presto Industries Inc.	786	73,688
Navigant Consulting Inc. (a)	7,320	140,837
Navios Maritime Holdings Inc. (a)	14,235	12,782
Navistar International Corp. (a)	7,929	277,277
NCI Building Systems Inc. (a)	6,890	121,953
Nexeo Solutions Inc. (a)	4,197	44,908
NL Industries Inc. (a)	1,105	8,674
NN Inc.	4,446	106,704
Northwest Pipe Co. (a)	1,508	26,088
NOW Inc. (a)	16,843	172,135
NV5 Global Inc. (a)	1,207	67,290
Omega Flex Inc.	508	33,071
On Assignment Inc. (a)	7,955	651,355
Orion Group Holdings Inc. (a)	4,710	31,039
Park-Ohio Holdings Corp.	1,418	55,089
Patrick Industries Inc. (a)	3,951	244,369
PGT Innovations Inc. (a)	7,507	140,006
Plug Power Inc. (a)	36,348	68,698
Ply Gem Holdings Inc. (a)	3,357	72,511
Powell Industries Inc.	1,447	38,837
Preformed Line Products Co.	463	30,137
Primoris Services Corp.	6,188	154,576
Proto Labs Inc. (a)	3,898	458,210
Quad Graphics Inc.	4,860	123,201
Quanex Building Products Corp.	5,600	97,440
R.R. Donnelley & Sons Co.	10,873	94,921
Radiant Logistics Inc. (a)	6,422	24,853
Raven Industries Inc.	5,729	200,801
RBC Bearings Inc. (a)	3,709	460,658
Red Violet Inc. (a)	322	1,966
Resources Connection Inc.	4,600	74,520
REV Group Inc.	4,755	98,714

26	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Revolution Lighting Technologies Inc. (a)	1,947	$6,678
Rexnord Corp. (a)	16,470	488,830
Roadrunner Transportation Systems Inc. (a)	5,222	13,264
RPX Corp.	7,487	80,036
Rush Enterprises Inc. Class A (a)	4,826	205,057
Rush Enterprises Inc. Class B (a)	901	36,382
Safe Bulkers Inc. (a)	7,634	24,200
Saia Inc. (a)	4,110	308,867
Schneider National Inc. Class B	6,609	172,231
Scorpio Bulkers Inc.	9,517	67,095
Simpson Manufacturing Co. Inc.	6,448	371,340
SiteOne Landscape Supply Inc. (a)	5,372	413,859
SkyWest Inc.	8,049	437,866
Spartan Motors Inc.	5,314	91,401
Sparton Corp. (a)	1,625	28,291
SPX Corp. (a)	6,715	218,103
SPX FLOW Inc. (a)	6,597	324,506
Standard Plus Corp. (a)	2,835	100,926
Standex International Corp.	1,965	187,363
Steelcase Inc.	13,079	177,874
Sterling Construction Company Inc. (a)	4,138	47,421
Sun Hydraulics Corp.	4,337	232,290
Sunrun Inc. (a)	13,885	123,993
Team Inc. (a)	4,808	66,110
Tennant Co.	2,886	195,382
Tetra Tech Inc.	8,783	429,928
Textainer Group Holdings Ltd. (a)	4,403	74,631
Thermon Group Holdings Inc. (a)	5,195	116,420
Titan International Inc.	8,091	102,028
Titan Machinery Inc. (a)	3,104	73,130
TPI Composites Inc. (a)	1,743	39,130
Trex Co. Inc. (a)	4,661	506,977
TriMas Corp. (a)	7,234	189,893
TriNet Group Inc. (a)	6,549	303,350
Triton International Ltd. of Bermuda	7,423	227,144
Triumph Group Inc.	7,711	194,317
TrueBlue Inc. (a)	6,398	165,708
Tutor Perini Corp. (a)	5,801	127,912
Twin Disc Inc. (a)	1,346	29,262
UniFirst Corp.	2,418	390,870
Universal Forest Products Inc.	9,532	309,313
Universal Logistics Holdings Inc.	1,455	30,773
US Ecology Inc.	3,459	184,365
Vectrus Inc. (a)	1,844	68,671
Veritiv Corp. (a)	1,868	73,226
Viad Corp.	3,183	166,948
Vicor Corp. (a)	2,750	78,513
Vivint Solar Inc. (a)	3,395	12,392
VSE Corp.	1,318	68,167
Wabash National Corp.	9,213	191,723
WageWorks Inc. (a)	6,325	285,890
Watts Water Technologies Inc.	4,415	343,046
Werner Enterprises Inc.	7,548	275,502
Wesco Aircraft Holdings Inc. (a)	8,498	87,105
Willdan Group Inc. (a)	1,238	35,097

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Willis Lease Finance Corp. (a)	459	$15,735
Woodward Inc.	8,430	604,094
YRC Worldwide Inc. (a)	5,352	47,258

		50,548,447

Information Technology (17.28%)
2U Inc. (a)	7,606	639,132
3D Systems Corp. (a)	17,341	200,982
8x8 Inc. (a)	14,062	262,256
A10 Networks Inc. (a)	7,974	46,409
Acacia Communications Inc. (a)	3,012	115,842
ACI Worldwide Inc. (a)	18,533	439,603
Acxiom Corp. (a)	12,430	282,285
Adtran Inc.	7,594	118,081
Advanced Energy Industries Inc. (a)	6,357	406,212
Aerohive Networks Inc. (a)	5,096	20,588
Agilysys Inc. (a)	2,449	29,192
Akoustis Technologies Inc. (a)	1,371	7,993
Alarm.com Holdings Inc. (a)	3,297	124,429
Alpha & Omega Semiconductor Ltd. (a)	2,890	44,651
Alteryx Inc. Class A (a)	3,734	127,479
Ambarella Inc. (a)	5,158	252,690
Amber Road Inc. (a)	3,180	28,302
American Software Inc. Class A	4,191	54,483
Amkor Technology Inc. (a)	16,424	166,375
Anixter International Inc. (a)	4,595	348,071
AppFolio Inc. Class A (a)	1,490	60,867
Applied Optoelectronics Inc. (a)	2,917	73,100
Apptio Inc. Class A (a)	3,698	104,801
Aquantia Corp. (a)	1,009	15,841
Aspen Technology Inc. (a)	11,549	911,101
Avid Technology Inc. (a)	5,127	23,277
AVX Corp.	7,229	119,640
Axcelis Technologies Inc. (a)	4,964	122,114
AXT Inc. (a)	6,012	43,587
Badger Meter Inc.	4,427	208,733
Bel Fuse Inc.	1,475	27,878
Belden Inc.	6,699	461,829
Benchmark Electronics Inc.	7,902	235,875
Benefitfocus Inc. (a)	2,586	63,098
Blackbaud Inc.	7,553	768,971
Blackhawk Network Holdings Inc. (a)	8,728	390,142
BlackLine Inc. (a)	4,477	175,543
Blucora Inc. (a)	6,876	169,150
Bottomline Technologies Inc. (a)	6,327	245,171
Box Inc. Class A (a)	12,786	262,752
Brightcove Inc. (a)	4,964	34,500
Brooks Automation Inc.	10,995	297,745
Cabot Microelectronics Corp.	3,986	426,940
CACI International Inc. Class A (a)	3,876	586,633
CalAmp Corp. (a)	5,378	123,049
Calix Inc. (a)	7,040	48,224
Callidus Software Inc. (a)	10,705	384,845
Carbonite Inc. (a)	4,058	116,870
Cardlytics Inc. (a)	772	11,294

See accompanying notes to schedules of investments.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Cardtronics PLC Class A (a)	7,203	$160,699
Care.com Inc. (a)	2,203	35,843
Cars.com Inc. (a)	11,404	323,075
Casa Systems Inc. (a)	1,095	32,127
Cass Information Systems Inc.	1,839	109,439
CEVA Inc. (a)	3,517	127,315
ChannelAdvisor Corp. (a)	3,828	34,835
Ciena Corp. (a)	22,629	586,091
Cirrus Logic Inc. (a)	10,073	409,266
Clearfield Inc. (a)	1,960	25,284
Cloudera Inc. (a)	15,784	340,619
Cohu Inc.	4,254	97,034
CommerceHub Inc. Series A (a)	2,268	51,030
CommerceHub Inc. Series C (a)	4,679	105,231
CommVault Systems Inc. (a)	6,145	351,494
Comtech Telecommunications Corp.	3,627	108,411
Control4 Corp. (a)	3,969	85,254
Convergys Corp.	14,542	328,940
Cornerstone OnDemand Inc. (a)	8,335	325,982
Coupa Software Inc. (a)	5,103	232,799
CPI Card Group Inc.	774	2,334
Cray Inc. (a)	6,310	130,617
Cree Inc. (a)	15,515	625,410
CSG Systems International Inc.	5,340	241,849
CTS Corp.	5,130	139,536
CyberOptics Corp. (a)	1,118	20,124
Daktronics Inc.	5,306	46,746
DHI Group Inc. (a)	8,209	13,134
Diebold Nixdorf Inc.	11,898	183,229
Digi International Inc. (a)	4,021	41,416
Digimarc Corp. (a)	1,625	38,919
Diodes Inc. (a)	6,172	187,999
DSP Group Inc. (a)	3,748	44,226
Eastman Kodak Co. (a)	2,849	15,242
Ebix Inc.	3,812	283,994
Electro Scientific Industries Inc. (a)	5,072	98,042
Electronics for Imaging Inc. (a)	7,211	197,077
Ellie Mae Inc. (a)	5,360	492,798
EMCORE Corp. (a)	4,362	24,863
Endurance International Group Holdings Inc. (a)	9,008	66,659
Entegris Inc.	22,397	779,416
Envestnet Inc. (a)	6,882	394,339
EPAM Systems Inc. (a)	7,889	903,448
ePlus inc. (a)	2,090	162,393
Etsy Inc. (a)	19,104	536,058
Everbridge Inc. (a)	2,755	100,833
Everi Holdings Inc. (a)	10,316	67,776
EVERTEC Inc.	9,554	156,208
Exlservice Holdings Inc. (a)	5,154	287,439
Extreme Networks Inc. (a)	18,281	202,371
Fabrinet (a)	5,794	181,816
Fair Isaac Corp. (a)	4,724	800,104
FARO Technologies Inc. (a)	2,584	150,906
Finisar Corp. (a)	18,144	286,857
Fitbit Inc. Class A (a)	30,482	155,458

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Five9 Inc. (a)	8,464	$252,143
ForeScout Technologies Inc. (a)	887	28,774
Formfactor Inc. (a)	11,501	156,989
Gerber Scientific Inc. Escrow Shares (a)(b)(c)	4,900	0
Glu Mobile Inc. (a)	17,108	64,497
Gogo Inc. (a)	9,374	80,898
GrubHub Inc. (a)	13,590	1,378,977
GSI Technology Inc. (a)	2,270	16,821
GTT Communications Inc. (a)	4,907	278,227
Hackett Group Inc., The	3,608	57,944
Harmonic Inc. (a)	12,645	48,051
Hortonworks Inc. (a)	8,153	166,077
HubSpot Inc. (a)	5,536	599,549
Ichor Holdings Ltd. (a)	2,741	66,360
II-VI Inc. (a)	9,510	388,959
Immersion Corp. (a)	4,497	53,739
Imperva Inc. (a)	5,451	236,028
Impinj Inc. (a)	2,934	38,201
Infinera Corp. (a)	23,189	251,833
Information Services Group Inc. (a)	5,071	21,197
Inphi Corp. (a)	6,639	199,834
Insight Enterprises Inc. (a)	5,591	195,294
Instructure Inc. (a)	3,454	145,586
Integrated Device Technology Inc. (a)	21,115	645,274
InterDigital Inc.	5,501	404,874
Internap Corp. (a)	3,235	35,585
Intevac Inc. (a)	3,128	21,583
Iteris Inc. (a)	3,745	18,575
Itron Inc. (a)	5,413	387,300
j2 Global Inc.	7,410	584,797
Kemet Corp. (a)	8,732	158,311
Kimball Electronics Inc. (a)	4,325	69,849
Knowles Corp. (a)	13,893	174,913
Kopin Corp. (a)	9,119	28,451
KVH Industries Inc. (a)	2,582	26,724
Lattice Semiconductor Corp. (a)	19,768	110,108
Leaf Group Ltd. (a)	1,853	13,064
Limelight Networks Inc. (a)	14,270	58,650
Liquidity Services Inc. (a)	4,213	27,385
Littelfuse Inc.	3,824	796,080
LivePerson Inc. (a)	8,559	139,940
Lumentum Holdings Inc. (a)	9,776	623,709
MACOM Technology Solutions Holdings Inc. (a)	6,280	104,248
Majesco (a)	949	4,802
ManTech International Corp. Class A	4,068	225,652
MAXIMUS Inc.	10,166	678,479
MaxLinear Inc. Class A (a)	9,804	223,041
Maxwell Technologies Inc. (a)	5,060	30,006
Meet Group Inc., The (a)	10,954	22,894
Mesa Laboratories Inc.	510	75,704
Methode Electronics Inc.	5,659	221,267
MicroStrategy Inc. (a)	1,501	193,614
Microvision Inc. (a)	10,974	12,401
MINDBODY, Inc. Class A (a)	6,740	262,186

28	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Mitek Systems Inc. (a)	4,839	$35,809
MKS Instruments Inc.	8,533	986,841
MobileIron Inc. (a)	8,883	43,971
Model N Inc. (a)	3,658	66,027
MoneyGram International Inc. (a)	4,673	40,281
Monolithic Power Systems Inc.	6,325	732,245
Monotype Imaging Holdings Inc.	6,677	149,899
MTS Systems Corp.	2,779	143,535
MuleSoft Inc. Class A (a)	3,831	168,487
Nanometrics Inc. (a)	3,954	106,363
Napco Security Technologies Inc. (a)	1,880	21,996
NeoPhotonics Corp. (a)	5,049	34,586
NETGEAR Inc. (a)	4,900	280,280
NetScout Systems Inc. (a)	13,194	347,662
New Relic Inc. (a)	4,865	360,594
NIC Inc.	10,132	134,756
Novanta Inc. (a)	5,029	262,262
Nutanix Inc. Class A (a)	17,351	852,108
NVE Corp.	790	65,657
Oclaro Inc. (a)	26,265	251,093
Okta Inc. (a)	3,051	121,582
Ominto Inc. (a)	2,271	6,518
OSI Systems Inc. (a)	2,839	185,302
Park City Group Inc. (a)	2,134	18,673
Park Electrochemical Corp.	2,913	49,055
Paycom Software Inc. (a)	7,805	838,179
Paylocity Holding Corp. (a)	4,224	216,396
PC Connection Inc.	1,843	46,075
PCM Inc. (a)	1,617	13,421
PDF Solutions Inc. (a)	4,406	51,374
Pegasystems Inc.	5,799	351,709
Perficient Inc. (a)	5,294	121,338
Photronics Inc. (a)	10,609	87,524
Pixelworks Inc. (a)	4,597	17,790
Plantronics Inc.	5,219	315,071
Plexus Corp. (a)	5,276	315,135
Power Integrations Inc.	4,538	310,172
Presidio Inc. (a)	4,922	76,980
Progress Software Corp.	7,285	280,108
Proofpoint Inc. (a)	6,897	783,844
PROS Holdings Inc. (a)	4,171	137,685
Pure Storage Inc. Class A (a)	15,148	302,203
Q2 Holdings Inc. (a)	5,095	232,077
QAD Inc. Class A	1,587	66,099
Qualys Inc. (a)	5,107	371,534
Quantenna Communications Inc. (a)	3,437	47,087
Quantum Corp. (a)	4,513	16,427
QuinStreet Inc. (a)	5,956	76,058
Quotient Technology Inc. (a)	11,973	156,846
Radisys Corp. (a)	5,791	3,712
Rambus Inc. (a)	17,104	229,707
Rapid7 Inc. (a)	4,333	110,795
Realnetworks Inc. (a)	3,704	11,334
RealPage Inc. (a)	9,318	479,877
Reis Inc.	1,438	30,845
Ribbon Communications Inc. (a)	8,115	41,387

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
RingCentral Inc. Class A (a)	10,293	$653,606
Rogers Corp. (a)	2,864	342,363
Rosetta Stone Inc. (a)	2,557	33,625
Rubicon Project Inc., The (a)	7,269	13,084
Rudolph Technologies Inc. (a)	4,897	135,647
SailPoint Technologies Holdings Inc. (a)	3,142	65,008
Sanmina Corp. (a)	11,092	290,056
ScanSource Inc. (a)	3,822	135,872
Science Applications International Corp.	6,773	533,712
SecureWorks Corp. Class A (a)	944	7,628
Semtech Corp. (a)	10,293	401,942
SendGrid Inc. (a)	1,448	40,747
ServiceSource International Inc. (a)	12,263	46,722
Shutterstock Inc. (a)	2,881	138,720
Sigma Designs Inc. (a)	5,575	34,565
Silicon Laboratories Inc. (a)	6,676	600,172
SMART Global Holdings Inc. (a)	1,500	74,760
SPS Commerce Inc. (a)	2,649	169,721
Stamps.com Inc. (a)	2,579	518,508
StarTek Inc. (a)	1,703	16,655
Stratasys Ltd. (a)	7,883	159,079
SunPower Corp. (a)	9,685	77,286
Super Micro Computer Inc. (a)	6,031	102,527
Sykes Enterprises Inc. (a)	6,148	177,923
Synaptics Inc. (a)	5,452	249,320
Synchronoss Technologies Inc. (a)	6,988	73,723
SYNNEX Corp.	4,615	546,416
Syntel Inc. (a)	5,225	133,394
Systemax Inc.	1,932	55,159
Tech Data Corp. (a)	5,587	475,621
TechTarget (a)	2,971	59,063
TeleNav Inc. (a)	4,426	23,900
Tintri Inc. (a)	2,132	3,646
TiVo Corp.	19,119	259,062
Trade Desk Inc., The Class A (a)	3,782	187,663
Travelport Worldwide Ltd.	19,671	321,424
TrueCar Inc. (a)	11,005	104,107
TTEC Holdings Inc.	2,302	70,671
TTM Technologies Inc. (a)	14,605	223,310
Tucows Inc. Class A (a)	1,458	81,648
Twilio Inc. Class A (a)	9,832	375,386
Ubiquiti Networks Inc. (a)	3,590	246,992
Ultra Clean Holdings Inc. (a)	5,966	114,846
Unisys Corp. (a)	7,955	85,516
Upland Software Inc. (a)	1,170	33,684
USA Technologies Inc. (a)	7,607	68,463
Varonis Systems Inc. (a)	3,113	188,337
VASCO Data Security International Inc. (a)	5,031	65,151
Veeco Instruments Inc. (a)	7,471	127,007
VeriFone Systems Inc. (a)	17,420	267,920
Verint Systems Inc. (a)	10,000	426,000
Veritone Inc. (a)	382	5,317
ViaSat Inc. (a)	8,595	564,863
Viavi Solutions Inc. (a)	36,223	352,088

See accompanying notes to schedules of investments.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Virnetx Holding Corp. (a)	8,291	$32,749
Virtusa Corp. (a)	4,265	206,682
Vishay Intertechnology Inc.	20,576	382,714
Vishay Precision Group Inc. (a)	1,674	52,145
Web.com Group Inc. (a)	6,248	113,089
Workiva Inc. (a)	4,041	95,772
Xcerra Corp. (a)	8,975	104,559
XO Group Inc. (a)	3,766	78,145
Xperi Corp.	7,694	162,728
Yelp Inc. (a)	12,612	526,551
Yext Inc. (a)	3,486	44,098
Zendesk Inc. (a)	15,812	756,920
Zix Corp. (a)	9,173	39,169

		58,023,790

Materials (4.24%)
A. Schulman Inc.	4,509	193,887
Advanced Emissions Solutions Inc.	685	7,823
AdvanSix Inc. (a)	4,709	163,779
AgroFresh Solutions Inc. (a)	3,481	25,585
AK Steel Holding Corp. (a)	49,788	225,540
Allegheny Technologies Inc. (a)	19,872	470,569
American Vanguard Corp.	4,472	90,334
Ampco-Pittsburgh Corp.	1,352	12,033
Balchem Corp.	5,023	410,630
Boise Cascade Co.	6,067	234,186
Carpenter Technology Corp.	7,326	323,223
Century Aluminum Co. (a)	8,005	132,403
Chase Corp.	1,122	130,657
Clearwater Paper Corp. (a)	2,646	103,459
Cleveland-Cliffs Inc. (a)	47,133	327,574
Coeur Mining Inc. (a)	29,286	234,288
Commercial Metals Co.	18,340	375,236
Compass Minerals International Inc.	5,360	323,208
Core Molding Technologies Inc.	1,187	21,164
Ferro Corp. (a)	13,272	308,176
Ferroglobe Representation & Warranty Insurance Trust - Beneficial Interest Units(a)(b)(c)	10,979	0
Flotek Industries Inc. (a)	9,338	56,962
Forterra Inc. (a)	2,652	22,065
FutureFuel Corp.	4,237	50,802
GCP Applied Technologies Inc. (a)	11,330	329,137
Gold Resource Corp.	8,157	36,788
Greif Inc. Class A	3,991	208,530
Greif Inc. Class B	911	53,066
Hawkins Inc.	1,600	56,240
Haynes International Inc.	2,019	74,925
HB Fuller Co.	7,994	397,542
Hecla Mining Co.	62,194	228,252
Ingevity Corp. (a)	6,764	498,439
Innophos Holdings Inc.	3,218	129,396
Innospec Inc.	3,801	260,749
Intrepid Potash Inc. (a)	15,282	55,626
Kaiser Aluminum Corp.	2,615	263,854
Kapstone Paper and Packaging Corp.	13,840	474,850

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Klondex Mines Ltd. (a)	28,505	$66,987
KMG Chemicals Inc.	2,092	125,415
Koppers Holdings Inc. (a)	3,330	136,863
Kraton Corp. (a)	4,743	226,289
Kronos Worldwide Inc.	3,556	80,366
Louisiana-Pacific Corp.	23,055	663,292
LSB Industries Inc. (a)	3,573	21,902
Materion Corp.	3,141	160,348
Minerals Technologies Inc.	5,558	372,108
Myers Industries Inc.	3,622	76,605
Neenah Inc.	2,612	204,781
Olympic Steel Inc.	1,518	31,134
Omnova Solutions Inc. (a)	6,773	71,117
P. H. Glatfelter Co.	6,905	141,760
PolyOne Corp.	12,705	540,217
PQ Group Holdings Inc. (a)	4,460	62,306
Quaker Chemical Corp.	2,034	301,296
Ramaco Resources Inc. (a)	928	6,672
Rayonier Advanced Materials Inc.	7,825	168,003
Ryerson Holding Corp. (a)	2,354	19,185
Schnitzer Steel Industries Inc. Class A	4,099	132,603
Schweitzer-Mauduit International Inc.	4,726	185,023
Sensient Technologies Corp.	6,869	484,814
Stepan Co.	3,156	262,516
Summit Materials Inc. Class A (a)	17,466	528,870
SunCoke Energy Inc. (a)	9,974	107,320
TimkenSteel Corp. (a)	6,359	96,593
Trecora Resources (a)	3,288	44,717
Tredegar Corp.	4,051	72,715
Trinseo SA	6,966	515,832
Tronox Ltd. Class A	14,243	262,641
UFP Technologies Inc. (a)	1,014	29,913
United States Lime & Minerals Inc.	328	24,003
US Concrete Inc. (a)	2,483	149,973
Valhi Inc.	3,278	19,865
Verso Corp. Class A (a)	5,523	93,007
Warrior Met Coal Inc.	5,225	146,352
Worthington Industries Inc.	6,862	294,517

		14,238,897

Real Estate (6.23%)
Acadia Realty Trust	13,020	320,294
Agree Realty Corp.	4,345	208,734
Alexander & Baldwin Inc.	10,731	248,208
Alexander’s Inc.	331	126,187
Altisource Portfolio Solutions SA (a)	1,705	45,285
American Assets Trust Inc.	6,446	215,361
Americold Realty Trust	8,130	155,120
Armada Hoffler Properties Inc.	7,420	101,580
Ashford Hospitality Prime Inc.	4,178	40,610
Ashford Hospitality Trust Inc.	12,864	83,101
Bluerock Residential Growth REIT Inc.	3,904	33,184
CareTrust REIT Inc.	11,749	157,437
CatchMark Timber Trust Inc. Class A	6,295	78,499

30	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
CBL & Associates Properties Inc.	26,378	$109,996
Cedar Realty Trust Inc.	13,688	53,931
Chatham Lodging Trust	7,080	135,582
Chesapeake Lodging Trust	9,425	262,109
City Office REIT Inc.	4,962	57,361
Clipper Realty Inc.	2,456	20,802
Community Healthcare Trust Inc.	2,618	67,387
Consolidated-Tomoka Land Co.	619	38,904
CorEnergy Infrastructure Trust Inc.	1,846	69,299
Cousins Properties Inc.	66,730	579,216
DiamondRock Hospitality Co.	31,831	332,316
Easterly Government Properties Inc.	6,495	132,498
EastGroup Properties Inc.	5,416	447,687
Education Realty Trust Inc.	12,018	393,590
Farmland Partners Inc.	5,391	45,015
First Industrial Realty Trust Inc.	18,982	554,844
Forestar Group Inc. (a)	1,497	31,662
Four Corners Property Trust Inc.	10,003	230,969
Franklin Street Properties Corp.	16,695	140,405
Front Yard Residential Corp.	8,142	81,827
FRP Holdings Inc. (a)	1,034	57,904
Geo Group Inc., The	19,464	398,428
Getty Realty Corp.	4,730	119,291
Gladstone Commercial Corp.	4,090	70,921
Global Medical REIT Inc.	2,526	17,556
Global Net Lease Inc.	11,005	185,764
Government Properties Income Trust	12,985	177,375
Gramercy Property Trust	25,370	551,290
Griffin Industrial Realty Inc.	166	6,230
Healthcare Realty Trust Inc.	19,395	537,435
Hersha Hospitality Trust	6,099	109,172
HFF Inc. Class A	5,784	287,465
Independence Realty Trust Inc.	13,061	119,900
Industrial Logistics Properties Trust (a)	3,048	61,996
InfraREIT Inc. (a)	6,661	129,423
Investors Real Estate Trust	19,774	102,627
iStar Inc. (a)	10,602	107,822
Jernigan Capital Inc.	2,014	36,453
Kennedy-Wilson Holdings Inc.	19,121	332,705
Kite Realty Group Trust	13,090	199,361
LaSalle Hotel Properties	17,906	519,453
Lexington Realty Trust	34,634	272,570
LTC Properties Inc.	6,341	240,958
Mack-Cali Realty Corp.	14,200	237,282
Marcus & Millichap Inc. (a)	2,391	86,219
Maui Land & Pineapple Company Inc. (a)	1,072	12,489
MedEquities Realty Trust Inc.	4,784	50,280
Monmouth Real Estate Investment Corp. Class A	11,848	178,194
National Health Investors Inc.	6,385	429,647
National Storage Affiliates Trust	7,892	197,931
New Senior Investment Group Inc.	12,767	104,434
Newmark Group Inc. Class A (a)	3,458	52,527
NexPoint Residential Trust Inc.	2,909	72,260
NorthStar Realty Europe Corp.	8,967	116,750

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
One Liberty Properties Inc.	2,390	$52,819
Pebblebrook Hotel Trust	10,923	375,205
Pennsylvania Real Estate Investment Trust	10,807	104,288
Physicians Realty Trust	28,371	441,736
PotlatchDeltic Corp.	9,527	495,880
Preferred Apartment Communities Inc. Class A	6,011	85,296
PS Business Parks Inc.	3,144	355,398
QTS Realty Trust Inc. Class A	7,737	280,234
Quality Care Properties Inc. (a)	14,943	290,342
Rafael Holdings Inc. Class B (a)	1,341	6,501
RAIT Financial Trust	13,513	2,182
Ramco-Gershenson Properties Trust	12,214	150,965
RE/MAX Holdings Inc. Class A	2,800	169,260
Redfin Corp. (a)	9,189	209,785
Retail Opportunity Investments Corp.	17,266	305,090
Rexford Industrial Realty Inc.	12,422	357,629
RLJ Lodging Trust	26,989	524,666
RMR Group Inc., The Class A	1,154	80,722
Ryman Hospitality Properties Inc.	7,013	543,157
Sabra Health Care REIT Inc.	28,219	498,065
Safety, Income & Growth Inc.	1,413	22,594
Saul Centers Inc.	1,825	93,020
Select Income REIT	10,064	196,047
Seritage Growth Properties Class A	3,953	140,529
St. Joe Co., The (a)	6,744	127,124
STAG Industrial Inc.	14,589	348,969
Stratus Properties Inc. (a)	965	29,143
Summit Hotel Properties Inc.	16,688	227,124
Sunstone Hotel Investors Inc.	35,813	545,074
Tejon Ranch Co. (a)	2,733	63,160
Terreno Realty Corp.	8,566	295,613
Tier REIT Inc.	7,826	144,624
Transcontinental Realty Investors Inc. (a)	242	9,828
Trinity Place Holdings Inc. (a)	3,513	22,835
UMH Properties Inc.	4,571	61,297
Universal Health Realty Income Trust	2,044	122,844
Urban Edge Properties	16,276	347,493
Urstadt Biddle Properties Inc. Class A	4,421	85,325
Washington Prime Group Inc.	29,342	195,711
Washington Real Estate Investment Trust	12,587	343,625
Whitestone REIT	6,141	63,805
Xenia Hotels & Resorts Inc.	17,132	337,843

		20,931,959

Telecommunication Services (0.59%)
ATN International Inc.	1,722	102,664
Boingo Wireless Inc. (a)	5,795	143,542
Cincinnati Bell Inc. (a)	6,379	88,349
Cogent Communications Holdings Inc.	6,652	288,697
Consolidated Communications Holdings Inc.	10,625	116,450
Frontier Communications Corp.	12,792	94,917

See accompanying notes to schedules of investments.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Globalstar Inc. (a)	89,083	$61,245
Hawaiian Telcom Holdco Inc. (a)	1,056	28,174
IDT Corp. Class B	2,681	16,810
Intelsat SA (a)	6,128	23,041
Iridium Communications Inc. (a)	13,094	147,308
Ooma Inc. (a)	2,755	30,030
Orbcomm Inc. (a)	10,651	99,800
pdvWireless Inc. (a)	1,462	43,641
Shenandoah Telecommunications Co.	7,296	262,656
Spok Holdings Inc.	3,410	50,979
Vonage Holdings Corp. (a)	32,555	346,711
Windstream Holdings Inc.	30,113	42,459

		1,987,473

Utilities (3.24%)
ALLETE Inc.	8,069	582,984
American States Water Co.	5,774	306,368
AquaVenture Holdings Ltd. (a)	1,861	23,114
Artesian Resources Corp. Class A	1,217	44,396
Atlantic Power Corp. (a)	20,150	42,315
Avista Corp.	10,340	529,925
Black Hills Corp.	8,414	456,880
Cadiz Inc. (a)	3,363	45,401
California Water Service Group	7,621	283,882
Chesapeake Utilities Corp.	2,563	180,307
Connecticut Water Service Inc.	1,803	109,136
Consolidated Water Co. Ltd. Ordinary Shares	2,504	36,433
Dynegy Inc. (a)	20,354	275,186
El Paso Electric Co.	6,441	328,491
Genie Energy Ltd. Class B	1,922	9,591
Global Water Resources Inc.	1,267	11,365
Idacorp Inc.	8,105	715,428
MGE Energy Inc.	5,667	317,919
Middlesex Water Co.	2,585	94,870
New Jersey Resources Corp.	13,707	549,651
Northwest Natural Gas Co.	4,490	258,849
NorthWestern Corp.	7,758	417,380
NRG Yield Inc. Class A	5,895	96,914
NRG Yield Inc. Class C	9,928	168,776
ONE Gas Inc.	8,253	544,863
Ormat Technologies Inc.	6,439	363,031
Otter Tail Corp.	6,262	271,458
Pattern Energy Group Inc.	12,469	215,589
PNM Resources Inc.	12,554	480,191
Portland General Electric Co.	14,148	573,135
Pure Cycle Corp. (a)	2,648	25,024
RGC Resources Inc.	1,038	26,365
SJW Group	2,575	135,728
South Jersey Industries Inc.	12,744	358,871
Southwest Gas Holdings Inc.	7,545	510,268
Spark Energy Inc. Class A	1,626	19,268
Spire Inc.	7,426	536,900
TerraForm Power Inc. Class A	7,226	77,535
Unitil Corp.	2,266	105,165

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
WGL Holdings Inc.	8,198	$685,763
York Water Co., The	2,058	63,798

		10,878,513

Total Common Stocks
(cost $235,198,494)		331,121,519

Short-term Investments (1.25%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.58%(d)	4,195,083	4,195,083

Total Short-term Investments
(cost $4,195,083)		4,195,083

TOTAL INVESTMENTS (99.84%)
(cost $239,393,577)		335,316,602
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (0.16%)		546,890

NET ASSETS (100.00%)		$335,863,492

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	Security was valued using significant unobservable inputs.

(d)	Rate shown is the 7-day yield as of March 31, 2018.

(e)	At March 31, 2018, cash in the amount of $219,400 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

32	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

OPEN FUTURES CONTRACTS

	Contracts		Notional	Market	Unrealized
Description	Purchased	Expiration	Value	Value	Gain (Loss)
Russell 2000 Mini Index	62	June 2018	$4,912,681	$4,746,720	$(165,961)

See accompanying notes to schedules of investments.	33

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (a) (98.46%)
Australia (6.55%)
AGL Energy Ltd.	14,700	$246,381
Alumina Ltd.	54,688	100,342
Amcor Ltd.	24,063	263,498
AMP Ltd.	60,273	232,607
APA Group	26,683	162,472
Aristocrat Leisure Ltd.	11,060	206,496
ASX Ltd.	4,386	190,078
Aurizon Holdings Ltd.	45,360	148,812
AusNet Services	36,202	46,826
Australia & New Zealand Banking Group Ltd.	64,153	1,335,238
Bank of Queensland Ltd.	8,650	73,424
Bendigo and Adelaide Bank Ltd.	9,875	75,187
BGP Holdings PLC (b)(c)(d)	253,848	0
BHP Billiton Ltd.	69,727	1,545,533
BlueScope Steel Ltd.	12,807	150,677
Boral Ltd.	26,287	151,631
Brambles Ltd.	34,696	267,778
Caltex Australia Ltd.	6,118	148,613
Challenger Ltd.	11,958	107,094
CIMIC Group Ltd.	1,957	67,355
Coca-Cola Amatil Ltd.	13,053	87,407
Cochlear Ltd.	1,225	172,050
Commonwealth Bank of Australia	37,929	2,121,057
Computershare Ltd.	10,387	139,294
Crown Resorts Ltd.	8,586	84,324
CSL Ltd.	9,942	1,197,797
Dexus	21,324	153,548
Domino’s Pizza Enterprises Ltd.	1,384	44,596
Flight Centre Travel Group Ltd.	1,134	49,921
Fortescue Metals Group Ltd.	35,894	120,915
Goodman Group	40,027	260,260
GPT Group	38,305	140,388
Harvey Norman Holdings Ltd.	13,901	39,745
Healthscope Ltd.	39,125	58,621
Incitec Pivot Ltd.	40,008	108,883
Insurance Australia Group Ltd.	52,953	306,594
James Hardie Industries PLC	9,491	168,442
LendLease Group	11,677	156,554
Macquarie Group Ltd.	7,232	576,659
Medibank Private Ltd.	64,241	144,191
Mirvac Group	86,117	143,117
National Australia Bank Ltd.	58,873	1,299,711
Newcrest Mining Ltd.	17,517	264,201
Oil Search Ltd.	30,677	170,402
Orica Ltd.	8,751	120,454
Origin Energy Ltd. (c)	39,234	264,774
QBE Insurance Group Ltd.	29,102	217,122
Ramsay Health Care Ltd.	2,962	142,703
REA Group Ltd.	1,076	66,063
Rio Tinto Ltd.	9,003	510,040
Santos Ltd. (c)	41,234	162,628
Scentre Group	111,960	330,383
Seek Ltd.	7,827	112,892
Sonic Healthcare Ltd.	8,775	155,267
South32 Ltd.	119,074	299,254

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Stockland	53,807	$166,958
Suncorp Group Ltd.	28,857	297,615
Sydney Airport	25,709	133,295
Tabcorp Holding Ltd.	42,399	143,779
Telstra Corp. Ltd.	93,104	225,373
TPG Telecom Ltd.	6,552	27,838
Transurban Group	48,556	428,196
Treasury Wine Estates Ltd.	16,551	216,243
Vicinity Centres	77,400	143,863
Wesfarmers Ltd.	24,503	785,194
Westfield Corp.	44,156	289,625
Westpac Banking Corp.	74,943	1,659,945
Woodside Petroleum Ltd.	20,787	471,393
Woolworths Group Ltd.	28,336	575,137

		21,474,753

Austria (0.26%)
Andritz AG	1,628	91,034
Erste Group Bank AG	6,580	330,798
OMV AG	3,294	192,129
Raiffeisen Bank International AG (c)	2,781	108,319
VoestAlpine AG	2,521	132,244

		854,524

Belgium (1.12%)
Ageas	4,159	214,623
Anheuser-Busch InBev SA/NV	16,783	1,845,236
Colruyt SA	1,370	75,829
Groupe Bruxelles Lambert SA	1,747	199,810
KBC Group NV	5,577	485,639
Proximus SA	3,471	107,921
Solvay SA	1,649	229,177
Telenet Group Holding NV (c)	1,205	80,548
UCB SA	2,709	220,616
Umicore SA	3,943	208,881

		3,668,280

Denmark (1.81%)
A.P. Moller-Maersk A/S Class A	87	128,171
A.P. Moller-Maersk A/S Class B	142	221,602
Carlsberg A/S Class B	2,393	285,711
Chr. Hansen Holding A/S	2,161	187,030
Coloplast A/S Class B	2,539	215,350
Danske Bank A/S	16,502	618,301
DSV A/S	4,109	324,399
Genmab A/S (c)	1,284	276,631
H. Lundbeck A/S	1,547	86,889
ISS A/S	3,768	139,942
Novo Nordisk A/S Class B	41,044	2,018,784
Novozymes A/S B Shares	5,186	269,984
Orsted A/S (e)	3,946	256,734
Pandora A/S	2,187	236,625
TDC A/S (c)	19,120	158,439
Tryg A/S	2,530	58,947
Vestas Wind Systems A/S	4,814	344,451
William Demant Holding A/S (c)	2,670	99,458

		5,927,448

34	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Finland (1.01%)
Elisa OYJ	3,022	$136,683
Fortum OYJ	9,501	204,110
Kone Corp. OYJ Class B	7,593	378,950
Metso OYJ	2,533	79,917
Neste OYJ	2,871	199,836
Nokia OYJ	127,471	703,909
Nokian Renkaat OYJ	2,215	100,593
Orion OYJ Class B	2,307	70,623
Sampo OYJ A Shares	9,979	555,957
Stora Enso OYJ R Shares	12,578	231,264
UPM-Kymmene OYJ	11,684	433,171
Wartsila OYJ Class B	9,483	209,530

		3,304,543

France (10.77%)
Accor SA	4,093	221,124
Aeroports de Paris (ADP)	670	145,967
Air Liquide SA	9,371	1,149,986
Airbus SE	12,689	1,468,849
Alstom SA	3,480	156,956
Amundi SA (e)	1,149	92,273
ArcelorMittal (c)	14,857	471,892
Arkema	1,522	198,695
AtoS	2,115	289,774
AXA SA	42,602	1,132,489
BioMerieux	730	60,123
BNP Paribas SA	24,746	1,835,180
Bollore	20,469	109,190
Bouygues SA	4,634	232,340
Bureau Veritas SA	6,094	158,408
Capgemini SE	3,581	446,815
Carrefour SA	12,671	262,795
Casino Guichard Perrachon SA	1,331	65,191
CNP Assurances	4,035	101,860
Compagnie de Saint-Gobain	10,938	577,581
Compagnie Generale des Etablissements Michelin	3,826	566,411
Credit Agricole SA	25,267	411,979
Danone	13,203	1,070,529
Dassault Aviation SA	51	97,431
Dassault Systemes SA	2,809	382,005
Edenred	4,993	173,669
Eiffage SA	1,548	176,304
Electricite de France	12,340	178,665
Engie	38,128	636,679
Essilor International SA	4,630	624,590
Eurazeo SA	1,024	94,287
Eurofins Scientific SE	246	129,635
Eutelsat Communications	3,625	71,849
Faurecia	1,427	115,467
Fonciere des Regions	716	78,988
Gecina SA	1,060	183,943

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Getlink SE	11,022	$157,348
Hermes International	712	422,039
ICADE	798	77,473
Iliad SA	589	121,937
Imerys SA	864	83,967
Ingenico Group	1,300	105,517
Ipsen SA	841	130,721
JC Decaux SA	1,551	53,937
Kering	1,660	796,164
Klepierre SA	4,698	189,363
Lagardere SCA	2,775	79,265
Legrand SA	5,965	468,018
L’Oreal SA	5,530	1,248,998
LVMH Moet Hennessy Louis Vuitton SE	6,137	1,891,259
Natixis SA	21,249	174,354
Orange SA	44,786	761,265
Pernod Ricard SA	4,733	788,083
Peugeot SA	12,166	292,950
Publicis Groupe	4,548	316,685
Remy Cointreau SA	547	78,026
Renault SA	3,969	481,629
Rexel SA	6,337	107,347
Safran SA	7,123	755,961
Sanofi	25,094	2,013,543
Schneider Electric SE (Paris)	12,581	1,107,900
SCOR SE	3,627	148,073
SEB SA	508	97,165
SES	8,191	110,873
Societe BIC SA	636	63,222
Societe Generale	16,956	920,886
Sodexo	2,043	205,624
STMicroelectronics NV	13,967	310,818
Suez	8,222	119,136
Teleperformance	1,092	169,344
Thales SA	2,380	289,940
Total SA	52,239	2,994,320
UbiSoft Entertainment SA (c)	1,277	108,075
Unibail-Rodamco SE (Amsterdam)	2,199	502,303
Valeo SA	5,199	343,914
Veolia Environnement	10,767	255,796
Vinci SA	11,206	1,103,735
Vivendi	23,144	600,235
Wendel	683	106,502

		35,323,629

Germany (9.05%)
1&1 Drillisch AG	1,121	75,636
adidas AG	4,127	1,004,095
Allianz SE Reg.	9,792	2,213,551
Axel Springer SE	996	83,319
BASF SE	20,164	2,044,977
Bayer AG Reg.	18,111	2,041,720
Bayerische Motoren Werke (BMW) AG	7,253	788,907
Beiersdorf AG	2,283	258,727
Brenntag AG	3,407	202,826

See accompanying notes to schedules of investments.	35

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Commerzbank AG (c)	23,267	$302,059
Continental AG	2,462	680,032
Covestro AG (e)	3,573	351,823
Daimler AG Registered Shares	21,237	1,809,393
Deutsche Bank AG Reg.	45,418	633,602
Deutsche Boerse AG	4,289	586,320
Deutsche Lufthansa AG Reg.	5,099	163,002
Deutsche Post AG	21,128	925,391
Deutsche Telekom AG	73,210	1,197,767
Deutsche Wohnen SE	7,718	360,121
E.ON SE	49,364	548,536
Evonik Industries AG	3,667	129,311
Fraport AG	916	90,402
Fresenius Medical Care AG & Co. KGaA	4,669	476,858
Fresenius SE & Co. KGaA	9,230	705,770
GEA Group AG	3,975	169,044
Hannover Rueck SE	1,339	182,682
HeidelbergCement AG	3,346	328,718
Henkel AG & Co. KGaA	2,257	284,345
Hochtief AG	426	79,632
Hugo Boss AG	1,417	123,445
Infineon Technologies AG	25,359	681,985
Innogy SE (e)	3,127	148,217
K+S AG Reg.	4,396	126,965
KION Group AG	1,588	148,257
Lanxess AG	1,938	148,560
Linde AG Tender Shares (c)	4,077	861,507
MAN AG	640	74,630
Merck KGaA	2,852	273,643
Metro AG	3,815	67,488
MTU Aero Engines AG	1,095	184,549
Muenchener Rueckversicherungs- Gesellschaft AG Reg.	3,391	788,547
Osram Licht AG	2,130	156,741
ProSiebenSat.1 Media SE	5,053	175,018
QIAGEN NV (c)	4,794	154,982
RTL Group SA	864	71,733
RWE AG (c)	11,474	283,617
SAP SE	21,694	2,277,474
Siemens AG Reg.	16,862	2,151,545
Siemens Healthineers AG (c)(e)	3,291	135,190
Symrise AG	2,828	227,709
Telefonica Deutschland Holding AG	16,784	78,866
ThyssenKrupp AG	9,131	238,430
Uniper SE	4,277	130,342
United Internet AG Reg.	2,732	172,145
Volkswagen AG	728	145,709
Vonovia SE	10,430	517,221
Wirecard AG	2,552	302,518
Zalando SE (c)(e)	2,489	135,821

		29,701,420

Hong Kong (3.57%)
AIA Group Ltd.	265,754	2,271,845
ASM Pacific Technology Ltd.	5,900	83,121

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Bank of East Asia Ltd., The	26,825	$107,485
BOC Hong Kong Holdings Ltd.	81,500	399,821
CK Asset Holdings Ltd.	58,159	490,808
CK Hutchison Holdings Ltd.	58,159	698,796
CK Infrastructure Holdings Ltd.	15,000	122,944
CLP Holdings Ltd.	36,783	375,040
First Pacific Company Ltd.	58,500	31,793
Galaxy Entertainment Group Ltd.	51,000	468,113
Hang Lung Group Ltd.	20,000	65,590
Hang Lung Properties Ltd.	45,000	105,616
Hang Seng Bank Ltd.	17,074	396,707
Henderson Land Development Co. Ltd.	26,477	173,612
HK Electric Investments (e)	60,000	58,027
HKT Trust and HKT Ltd.	85,100	107,075
Hong Kong & China Gas Co. Ltd.	187,095	385,558
Hong Kong Exchanges & Clearing Ltd.	25,807	850,006
Hongkong Land Holdings Ltd.	22,000	151,998
Hysan Development Co. Ltd.	13,000	68,989
Jardine Matheson Holdings Ltd.	4,800	295,806
Jardine Strategic Holdings Ltd.	5,000	192,218
Kerry Properties Ltd.	14,000	63,308
Kingston Financial Group Ltd.	86,000	38,796
Li & Fung Ltd.	132,000	65,073
Link REIT	47,000	402,871
Melco Resorts & Entertainment Ltd. ADR	5,544	160,665
MGM China Holdings Ltd.	23,600	61,381
Minth Group Ltd.	14,000	64,233
MTR Corporation Ltd.	32,500	175,440
New World Development Company Ltd.	125,445	178,791
NWS Holdings Ltd.	38,254	69,678
PCCW Ltd.	101,000	58,617
Power Assets Holdings Ltd.	30,500	272,468
Sands China Ltd.	52,400	284,759
Shangri-La Asia Ltd.	26,960	54,741
Sino Land Co. Ltd.	73,311	118,826
SJM Holdings Ltd.	48,000	42,052
Sun Hung Kai Properties Ltd.	32,000	507,935
Swire Pacific Ltd. Class A	11,000	111,392
Swire Properties Ltd.	26,400	92,854
Techtronic Industries Company Ltd.	30,500	179,007
WH Group Ltd. (e)	181,000	193,939
Wharf Holdings Ltd., The	26,953	93,319
Wharf Real Estate Investment Co. (c)	26,953	176,175
Wheelock and Co. Ltd.	18,000	132,031
Wynn Macau Ltd.	34,800	127,550
Yue Yuen Industrial Holdings Ltd.	18,500	74,120

		11,700,989

Ireland (0.46%)
AIB Group PLC	17,140	103,164
Bank of Ireland Group PLC (c)	20,765	181,961
CRH PLC (Dublin)	18,033	610,812

36	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Ireland (Cont.)
Kerry Group PLC Class A (Dublin)	3,483	$353,180
Paddy Power Betfair PLC	1,839	188,894
Ryanair Holdings PLC (c)	3,546	69,871

		1,507,882

Israel (0.45%)
Azrieli Group Ltd.	1,155	55,522
Bank Hapoalim B.M.	21,862	150,343
Bank Leumi Le-Israel	33,941	205,019
Bezeq The Israeli Telecommunication Corporation Ltd.	43,210	55,382
Check Point Software Technologies Ltd. (c)	2,958	293,848
Elbit Systems Ltd.	529	63,697
Frutarom Industries Ltd.	861	79,167
Israel Chemicals Ltd.	10,564	44,847
Mizrahi Tefahot Bank Ltd.	2,895	55,456
NICE Ltd. (c)	1,258	117,543
Teva Pharmaceutical Industries Ltd. Sponsored ADR	20,359	347,935

		1,468,759

Italy (2.48%)
Assicurazioni Generali SpA	27,040	519,769
Atlantia SpA	10,158	314,759
CNH Industrial NV	21,818	269,605
Davide Campari-Milano SpA	10,584	80,129
Enel SpA	177,784	1,087,898
Eni SpA	56,446	994,310
EXOR NV	2,361	168,066
Ferrari NV (Italy)	2,743	329,741
Fiat Chrysler Automobiles NV (Italy) (c)	23,923	487,940
Intesa Sanpaolo	292,027	1,063,271
Intesa Sanpaolo RSP	21,892	82,923
Leonardo SpA	8,953	103,543
Luxottica Group SpA	3,821	237,378
Mediobanca SpA	12,371	145,438
Poste Italiane SpA (e)	11,781	107,612
Prysmian SpA	4,308	135,280
Recordati SpA	2,339	86,298
Snam SpA	50,835	233,679
Telecom Italia SpA (c)	256,367	243,419
Telecom Italia SpA RSP	135,587	112,886
Tenaris SA	10,447	180,587
Terna - Rete Elettrica Nationale SpA	31,470	183,907
UniCredit SpA (c)	44,769	935,722
UnipolSai SpA	21,345	50,753

		8,154,913

Japan (24.36%)
ABC-Mart Inc.	600	39,506
ACOM Co. Ltd. (c)	10,300	46,253
Aeon Co. Ltd.	13,700	243,654
Aeon Credit Service Co. Ltd.	2,100	48,693
Aeon Mall Co. Ltd.	2,800	58,891
Air Water Inc.	3,000	58,640

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Aisin Seiki Co. Ltd.	4,000	$218,292
Ajinomoto Co. Inc.	12,000	217,923
Alfresa Holdings Corp.	4,000	90,323
All Nippon Airways Co. Ltd.	2,700	104,625
Alps Electric Co. Ltd.	4,000	99,017
Amada Holdings Co. Ltd.	7,900	96,028
Aozora Bank Ltd.	2,400	96,327
Asahi Glass Co. Ltd.	4,600	192,773
Asahi Group Holdings Ltd.	8,700	467,874
Asahi Kasei Corp.	27,300	364,887
ASICS Corp.	3,600	67,053
Astellas Pharma Inc.	45,000	688,319
Bandai Namco Holdings Inc.	4,700	152,109
Bank of Kyoto Ltd., The	1,200	68,002
Benesse Holdings Inc.	1,700	61,845
Bridgestone Corp.	14,600	642,310
Brother Industries Ltd.	5,600	129,850
CALBEE Inc.	1,600	54,368
Canon Inc.	22,800	827,145
Casio Computer Co. Ltd.	4,300	64,052
Central Japan Railway Co.	3,200	610,696
Chiba Bank Ltd., The	16,000	130,815
Chubu Electric Power Co. Inc.	14,800	212,406
Chugai Pharmaceutical Co. Ltd.	5,000	253,842
Chugoku Electric Power Company Inc., The	6,500	79,407
Coca-Cola Bottlers Japan Inc.	2,800	115,633
Concordia Financial Group Ltd.	27,000	152,455
Credit Saison Co. Ltd.	3,200	53,560
Cyberdyne Inc. (c)	2,300	32,985
Dai Nippon Printing Co. Ltd.	6,000	124,686
Daicel Chemical Industries Ltd.	5,600	61,493
Daifuku Co. Ltd.	2,000	118,575
Dai-ichi Life Holdings Inc.	24,100	444,921
Daiichi Sankyo Co. Ltd.	12,713	426,468
Daikin Industries Ltd.	5,300	588,794
Daito Trust Construction Co. Ltd.	1,500	255,400
Daiwa House Industry Co. Ltd.	12,100	466,132
Daiwa House REIT Investment Co.	31	74,955
Daiwa Securities Group Inc.	36,000	231,692
DeNA Co. Ltd.	2,400	43,711
Denso Corp.	10,200	561,045
Dentsu Inc.	4,900	216,545
Disco Corp.	600	128,246
Don Quijote Holdings Co. Ltd.	2,800	160,469
East Japan Railway Co.	7,100	663,806
Eisai Co. Ltd.	6,000	386,319
Electric Power Development Co. Ltd.	3,280	84,545
FamilyMart UNY Holdings Co. Ltd.	1,900	158,302
Fanuc Corp.	4,300	1,106,618
Fast Retailing Co. Ltd.	1,100	441,906
Fuji Electric Co. Ltd.	13,000	89,566
FUJIFILM Holdings Corp.	9,200	367,390
Fujitsu Ltd.	44,000	267,385
Fukuoka Financial Group Inc.	18,000	98,607
Hachijuni Bank Ltd., The	10,000	54,347

See accompanying notes to schedules of investments.	37

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hakuhodo DY Holdings Inc.	4,800	$66,260
Hamamatsu Photonics KK	3,400	130,800
Hankyu Hanshin Holdings Inc.	5,200	194,761
Hikari Tsushin Inc.	400	64,522
Hino Motors Ltd.	6,000	78,027
Hirose Electric Co. Ltd.	735	101,539
Hisamitsu Pharmaceutical Co. Inc.	1,200	92,764
Hitachi Chemical Co. Ltd.	2,500	55,850
Hitachi Construction Machinery Co. Ltd.	2,400	93,161
Hitachi High-Technologies Corp.	1,500	71,308
Hitachi Ltd.	107,000	779,346
Hitachi Metals Ltd.	5,000	58,764
Honda Motor Co. Ltd.	37,400	1,294,660
Hoshizaki Corp.	1,100	98,066
Hoya Corp.	8,300	419,255
Hulic Company Ltd.	5,900	64,296
Idemitsu Kosan Co. Ltd.	2,800	107,130
IHI Corp.	3,200	99,837
Iida Group Holdings Co. Ltd.	3,000	56,078
INPEX Corp.	20,700	256,873
Isetan Mitsukoshi Holdings Ltd.	7,880	87,197
Isuzu Motors Ltd.	12,300	188,454
Itochu Corp.	32,800	640,491
J. Front Retailing Co. Ltd.	5,700	96,269
Japan Airlines Co. Ltd.	1,900	77,361
Japan Airport Terminal Co. Ltd.	1,000	38,826
Japan Exchange Group Inc.	11,600	217,200
Japan Post Bank Co. Ltd.	9,300	126,209
Japan Post Holdings Co. Ltd.	32,500	394,953
Japan Prime Realty Investment Corp.	19	69,027
Japan Real Estate Investment Corp.	28	145,550
Japan Retail Fund Investment Corp.	57	110,531
Japan Tobacco Inc.	23,600	674,181
JFE Holdings Inc.	11,300	227,936
JGC Corp.	5,000	108,863
JSR Corp.	3,900	87,773
JTEKT Corp.	5,100	75,147
JXTG Holdings Inc.	68,950	420,359
Kajima Corp.	20,000	188,027
Kakaku.com Inc.	3,100	54,862
Kamigumi Co. Ltd.	3,000	67,251
Kaneka Corp.	7,000	69,633
Kansai Electric Power Company Inc., The	15,500	202,656
Kansai Paint Co. Ltd.	4,600	107,517
Kao Corp.	10,700	803,286
Kawasaki Heavy Industries Ltd.	3,400	109,717
KDDI Corp.	39,400	1,014,726
Keihan Holdings Co. Ltd.	2,200	68,255
Keikyu Corp.	5,000	87,884
Keio Corp.	2,400	103,441
Keisei Electric Railway Co. Ltd.	3,000	92,344
Keyence Corp.	2,128	1,329,272
Kikkoman Corp.	3,000	121,627
Kintetsu Group Holdings Co. Ltd.	4,100	161,095
Kirin Holdings Co. Ltd.	19,400	516,468

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kobe Steel Ltd. (c)	7,200	$71,419
Koito Manufacturing Company Ltd.	2,600	181,569
Komatsu Ltd.	20,600	690,078
Konami Holdings Corp.	2,000	101,854
Konica Minolta Holdings Inc.	10,000	85,010
KOSE Corp.	700	147,156
Kubota Corp.	23,900	421,300
Kuraray Co. Ltd.	7,600	131,771
Kurita Water Industries Ltd.	2,400	77,479
Kyocera Corp.	7,100	402,556
Kyowa Hakko Kirin Co. Ltd.	5,900	128,134
Kyushu Electric Power Co. Inc.	10,000	120,775
Kyushu Financial Group Inc.	6,100	30,466
Kyushu Railway Co.	3,600	112,308
Lawson Inc.	1,100	75,198
LINE Corp. (c)	1,000	39,355
Lion Corp.	5,000	102,609
LIXIL Group Corp.	6,100	135,314
M3 Inc.	4,600	211,360
Mabuchi Motor Co. Ltd.	1,200	59,697
Makita Corp.	5,200	257,577
Marubeni Corp.	36,500	266,542
Marui Group Co. Ltd.	4,600	92,761
Maruichi Steel Tube Ltd.	1,100	33,522
Mazda Motor Corp.	12,300	164,498
McDonald’s Holdings Company (Japan) Ltd.	1,600	75,721
Mebuki Financial Group Inc.	21,180	82,271
Medipal Holdings Corp.	4,100	85,571
MEIJI Holdings Company Ltd.	2,600	199,724
Minebea Mitsumi Inc.	8,600	184,915
MISUMI Group Inc.	6,200	171,713
Mitsubishi Chemical Holdings Corp.	32,000	311,567
Mitsubishi Corp.	32,600	877,561
Mitsubishi Electric Corp.	43,000	697,914
Mitsubishi Estate Company Ltd.	28,000	469,040
Mitsubishi Gas Chemical Co. Inc.	4,100	98,944
Mitsubishi Heavy Industries Ltd.	7,200	277,625
Mitsubishi Materials Corp.	2,500	74,106
Mitsubishi Motors Corp.	14,400	102,982
Mitsubishi Tanabe Pharma Corp.	4,700	94,956
Mitsubishi UFJ Financial Group Inc.	261,560	1,738,227
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,600	69,490
Mitsui & Co. Ltd.	38,100	655,619
Mitsui Chemicals Inc.	4,000	126,997
Mitsui Fudosan Co. Ltd.	20,000	482,825
Mitsui OSK Lines Ltd.	2,500	70,994
mixi Inc.	800	29,932
Mizuho Financial Group Inc.	523,800	954,561
MS&AD Insurance Group Holdings Inc.	10,600	329,273
Murata Manufacturing Co. Ltd.	4,100	565,932
Nabtesco Corp.	2,400	93,476
Nagoya Railroad Co. Ltd.	4,000	102,068
NEC Corp.	5,600	157,410
Nexon Co. Ltd. (c)	9,000	152,583
NGK Insulators Ltd.	6,000	103,932

38	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
NGK Spark Plug Co. Ltd.	3,300	$79,517
NH Foods Ltd.	2,000	82,121
Nidec Corp.	5,200	800,325
Nikon Corp.	7,900	142,799
Nintendo Co. Ltd.	2,500	1,110,683
Nippon Building Fund Inc.	30	166,405
Nippon Electric Glass Co. Ltd.	2,000	57,976
Nippon Express Co. Ltd.	1,800	119,095
Nippon Paint Co. Ltd.	3,400	125,233
Nippon Prologis REIT Inc.	35	76,018
Nippon Steel Corp.	17,000	373,234
Nippon Telegraph & Telephone Corp.	14,900	695,131
Nippon Yusen KK	3,800	74,609
Nissan Chemical Industries Ltd.	2,800	116,316
Nissan Motor Co. Ltd.	51,900	535,719
Nisshin Seifun Group Inc.	4,400	87,432
Nissin Foods Holdings Co. Ltd.	1,200	83,257
Nitori Holdings Co. Ltd.	1,800	315,659
Nitto Denko Corp.	3,700	279,643
NOK Corp.	2,100	41,008
Nomura Holdings Inc.	81,300	474,086
Nomura Real Estate Holdings Inc.	2,700	63,399
Nomura Real Estate Master Fund Inc.	81	112,729
Nomura Research Institute Ltd.	2,970	140,330
NSK Ltd.	8,000	107,626
NTT Data Corp.	14,000	147,108
NTT DoCoMo Inc.	30,500	777,549
Obayashi Corp.	14,000	154,222
OBIC Co. Ltd.	1,100	92,695
Odakyu Electric Railway Co. Ltd.	6,500	132,415
Oji Paper Co. Ltd.	17,000	109,569
Olympus Corp.	6,700	256,202
OMRON Corp.	4,300	251,363
Ono Pharmaceutical Co. Ltd.	8,400	267,261
Oracle Corp. Japan	900	74,695
Oriental Land Co. Ltd.	4,900	501,354
Orix Corp.	29,500	528,668
Osaka Gas Co. Ltd.	8,600	171,045
OTSUKA Corp.	2,400	122,359
Otsuka Holdings Co. Ltd.	8,600	431,373
Panasonic Corp.	48,000	689,304
Park24 Co. Ltd.	2,000	54,575
Persol Holdings Co. Ltd.	3,200	92,981
Pola Orbis Holdings Inc.	2,000	83,374
Rakuten Inc.	21,300	176,015
Recruit Holdings Co Ltd.	24,200	606,540
Renesas Electronics Corp. (c)	11,200	112,591
Resona Holdings Inc.	49,400	265,523
Ricoh Co. Ltd.	15,100	149,170
RINNAI Corp.	800	76,083
Rohm Co. Ltd.	2,100	199,334
Ryohin Keikaku Co. Ltd.	500	167,045
Sankyo Co. Ltd.	1,000	34,982
Santen Pharmaceutical Co. Ltd.	8,100	135,642
SBI Holdings Inc.	4,345	102,090
Secom Co. Ltd.	4,700	350,080

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sega Sammy Holdings Inc.	4,068	$65,911
Seibu Holdings Inc.	3,900	68,377
Seiko Epson Corp.	6,200	107,445
Sekisui Chemical Co. Ltd.	9,100	159,586
Sekisui House Ltd.	13,100	239,701
Seven & I Holdings Co. Ltd.	16,040	687,031
Seven Bank Ltd.	14,000	44,913
Sharp Corp. (c)	3,400	101,827
Shimadzu Corp.	5,600	154,476
Shimamura Co. Ltd.	500	62,344
Shimano Inc.	1,500	216,459
Shimizu Corp.	12,000	107,049
Shin-Etsu Chemical Co. Ltd.	8,600	897,059
Shinsei Bank Ltd.	3,900	60,501
Shionogi & Co. Ltd.	6,700	348,892
Shiseido Co. Ltd.	8,100	520,158
Shizuoka Bank Ltd., The	12,000	115,398
Showa Shell Sekiyu KK	4,300	58,536
SMC Corp.	1,200	488,159
SoftBank Group Corp.	18,100	1,350,102
Sohgo Security Services Co. Ltd.	1,600	78,630
Sompo Holdings Inc.	8,000	322,344
Sony Corp.	27,800	1,367,769
Sony Financial Holdings Inc.	4,200	76,693
Stanley Electric Co. Ltd.	3,200	120,149
START TODAY Co. Ltd.	3,900	101,507
Subaru Corp.	13,800	456,818
SUMCO Corp.	5,000	130,588
Sumitomo Chemical Co. Ltd.	33,000	191,456
Sumitomo Corp.	25,900	433,891
Sumitomo Dainippon Pharma Co. Ltd.	3,700	61,810
Sumitomo Electric Industries Ltd.	16,900	258,291
Sumitomo Heavy Industries Ltd.	2,400	91,698
Sumitomo Metal Mining Co. Ltd.	5,500	227,489
Sumitomo Mitsui Financial Group Inc.	29,200	1,238,789
Sumitomo Mitsui Trust Holdings Inc.	6,900	282,066
Sumitomo Realty & Development Co. Ltd.	8,000	298,933
Sumitomo Rubber Industries Ltd.	3,700	68,218
Sundrug Co. Ltd.	1,600	74,889
Suntory Beverage & Food Ltd.	3,300	160,646
Suruga Bank Ltd.	4,000	56,136
Suzuken Co. Ltd.	1,800	75,741
Suzuki Motor Corp.	7,700	418,059
Sysmex Corp.	3,500	318,017
T&D Holdings Inc.	10,700	170,196
Taiheiyo Cement Corp.	2,600	93,390
Taisei Corp.	4,200	215,417
Taisho Pharmaceutical Holdings Co. Ltd.	700	69,207
Taiyo Nippon Sanso Corp.	3,000	45,456
Takashimaya Co. Ltd.	6,000	57,676
Takeda Pharmaceutical Company Ltd.	15,400	750,923
TDK Corp.	2,900	258,357
Teijin Ltd.	4,600	87,411
Terumo Corp.	7,200	374,485

See accompanying notes to schedules of investments.	39

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
THK Co. Ltd.	2,400	$99,840
Tobu Railway Co. Ltd.	4,400	134,439
Toho Co. Ltd.	2,700	89,869
Toho Gas Co. Ltd.	1,400	43,759
Tohoku Electric Power Co. Inc.	9,800	133,312
Tokio Marine Holdings Inc.	14,600	662,006
Tokyo Electric Power Company
Holdings Inc. (c)	33,600	131,610
Tokyo Electron Ltd.	3,500	647,469
Tokyo Gas Co. Ltd.	8,800	235,138
Tokyo Tatemono Co. Ltd.	5,000	75,685
Tokyu Corp.	12,000	188,967
Tokyu Fudosan Holdings Corp.	11,900	85,620
Toppan Printing Co. Ltd.	12,000	98,639
Toray Industries Inc.	33,000	313,911
Toshiba Corp. (c)	144,000	420,009
Tosoh Corp.	6,500	128,183
Toto Ltd.	3,000	157,292
Toyo Seikan Kaisha Ltd.	3,800	56,702
Toyo Suisan Kaisha Ltd.	2,000	79,033
Toyoda Gosei Co. Ltd.	1,600	37,055
Toyota Industries Corp.	3,700	223,681
Toyota Motor Corp.	57,100	3,707,597
Toyota Tsusho Corp.	4,800	162,214
Trend Micro Inc.	2,700	159,224
Tsuruha Holdings Inc.	800	115,138
Unicharm Corp.	8,700	250,939
United Urban Investment Corp.	64	100,256
USS Co. Ltd.	5,200	106,431
West Japan Railway Co.	3,500	248,139
Yahoo Japan Corp.	32,200	150,725
Yakult Honsha Co. Ltd.	2,000	149,918
Yamada Denki Co. Ltd.	10,100	61,375
Yamaguchi Financial Group Inc.	5,000	61,874
Yamaha Corp.	3,500	153,737
Yamaha Motor Co. Ltd.	6,000	178,512
Yamato Holdings Co. Ltd.	8,000	201,089
Yamazaki Baking Co. Ltd.	3,000	62,851
Yaskawa Electric Corp.	5,700	258,526
Yokogawa Electric Corp.	4,800	97,321
Yokohama Rubber Company Ltd., The	2,500	57,941

		79,895,055

Netherlands (3.63%)
ABN AMRO Group NV CVA (e)	9,430	284,346
Aegon NV	38,880	262,320
AerCap Holdings NV (c)	2,918	148,001
Akzo Nobel NV	5,633	532,222
Altice NV Class A (c)	12,539	103,628
ASML Holding NV	8,529	1,691,245
Coca-Cola European Partners PLC	4,879	203,259
Heineken Holding NV	2,568	264,785
Heineken NV	5,548	596,709
ING Groep NV	84,863	1,432,080
Koninklijke Ahold Delhaize NV	28,031	664,220
Koninklijke DSM NV	3,767	374,428

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
Koninklijke KPN NV	77,032	$231,634
Koninklijke Philips NV	20,480	784,220
Koninklijke Vopak NV	1,674	82,193
NN Group NV	6,881	305,722
NXP Semiconductors NV (c)	7,596	888,732
Randstad Holding NV	2,674	176,110
Reed Elsevier NV	21,605	447,848
Royal Boskalis Westminster NV	2,079	60,936
Unilever NV CVA	35,902	2,026,503
Wolters Kluwer CVA	6,339	337,139

		11,898,280

New Zealand (0.16%)
Auckland International Airport Ltd.	20,331	90,217
Fisher & Paykel Healthcare Corporation Ltd.	10,596	101,504
Fletcher Building Ltd.	16,252	71,259
Mercury NZ Ltd.	15,055	35,203
Meridian Energy Ltd.	27,088	56,028
Ryman Healthcare Ltd.	9,616	73,998
Spark New Zealand Ltd.	39,824	96,630

		524,839

Norway (0.68%)
DnB NOR ASA	21,437	422,249
Gjensidige Forsikring ASA	4,480	82,397
Marine Harvest ASA	8,627	174,382
Norsk Hydro ASA	30,366	180,122
Orkla ASA	17,579	189,449
Schibsted ASA Class B	2,281	58,382
Statoil ASA	25,334	599,604
Telenor ASA	16,469	374,523
Yara International ASA	3,972	169,724

		2,250,832

Portugal (0.16%)
Energias de Portugal SA	54,555	207,287
Galp Energia SGPS SA	10,889	205,352
Jeronimo Martins SGPS SA	5,630	102,402

		515,041

Singapore (1.35%)
Ascendas Real Estate Investment Trust	55,562	111,917
CapitaLand Commercial Trust Ltd.	50,138	70,283
Capitaland Ltd.	58,892	161,275
CapitaLand Mall Trust	58,000	92,325
City Developments Ltd.	8,331	83,012
Comfortdelgro Corp. Ltd.	47,000	73,781
DBS Group Holdings Ltd.	39,967	844,197
Genting Singapore PLC	136,500	113,216
Golden Agri-Resources Ltd.	166,702	44,690
Hutchison Port Holdings Trust	99,300	29,418
Jardine Cycle & Carriage Ltd.	2,083	55,025
Keppel Corp. Ltd.	33,202	198,522

40	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Oversea-Chinese Banking
Corporation Ltd.	68,935	$679,079
SATS Ltd.	15,200	59,731
Sembcorp Industries Ltd.	21,200	50,699
Singapore Airlines Ltd.	11,400	94,730
Singapore Exchange Ltd.	19,000	107,263
Singapore Press Holdings Ltd.	36,030	69,517
Singapore Technologies Engineering Ltd.	36,381	100,081
Singapore Telecommunications Ltd.	173,750	448,744
StarHub Ltd.	15,000	26,404
Suntec Real Estate Investment Trust	53,000	76,843
United Overseas Bank Ltd.	29,859	628,299
UOL Group Ltd.	11,046	72,425
Wilmar International Ltd.	35,800	87,282
Yangzijiang Shipbuilding Holdings Ltd.	48,000	44,706

		4,423,464

Spain (3.18%)
Abertis Infraestructuras SA	14,806	331,916
ACS Actividades de Construccion y Servicios SA	5,458	212,947
Aena SME SA (e)	1,431	288,552
Amadeus IT Group SA	9,465	700,439
Banco Bilbao Vizcaya Argentaria SA	147,042	1,164,508
Banco de Sabadell SA	118,931	243,265
Banco Santander SA	356,760	2,335,128
Bankia SA	22,540	101,113
Bankinter SA	15,383	158,373
CaixaBank SA	80,691	384,707
Enagas SA	4,514	123,614
Endesa SA	6,666	146,853
Ferrovial SA	11,219	234,564
Gas Natural SDG SA	7,857	187,531
Grifols SA	6,354	180,141
Iberdrola SA	127,810	939,837
Industria de Diseno Textil SA	23,909	751,666
International Consolidated Airlines Group SA	12,777	110,621
Mapfre SA	24,761	82,379
Red Electrica Corporacion SA	9,788	202,048
Repsol SA	27,482	488,510
Siemens Gamesa Renewable Energy SA	5,332	85,701
Telefonica SA	99,867	989,367

		10,443,780

Sweden (2.63%)
Alfa Laval AB	6,264	148,445
Assa Abloy AB Class B	22,416	485,877
Atlas Copco AB Class A	14,966	650,000
Atlas Copco AB Class B	8,203	320,291
Boliden AB	6,118	215,283
Electrolux AB Series B	4,848	153,097
Essity Aktiebolag Class B (c)	13,326	369,306
Getinge AB B Shares	5,224	59,489

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Hennes & Mauritz AB (H&M) B Shares	20,489	$306,088
Hexagon AB B Shares	5,817	347,211
Husqvarna AB B Shares	9,274	89,655
ICA Gruppen AB	1,730	61,334
Industrivarden AB C Shares	3,651	85,149
Investor AB B Shares	9,673	429,709
Kinnevik AB Class B	5,361	193,683
L E Lundbergforetagen AB B Shares	854	61,392
Lundin Petroleum AB (c)	4,059	102,542
Millicom International Cellular SA SDR	1,498	102,515
Nordea Bank AB	66,165	707,963
Sandvik AB	24,742	453,304
Securitas AB Class B	7,197	122,540
Skandinaviska Enskilda Banken AB Class A	33,969	356,888
Skanska AB Class B	7,668	157,216
SKF AB B Shares	7,485	153,346
Svenska Handelsbanken AB A Shares	34,118	427,049
Swedbank AB - A Shares	20,239	454,777
Swedish Match AB	4,229	191,649
Tele2 AB B Shares	7,142	86,006
Telefonaktiebolaget LM Ericsson B Shares	68,850	438,434
Telia Company AB	57,910	272,856
Volvo AB B Shares	34,395	629,579

		8,632,673

Switzerland (7.71%)
ABB Ltd. Reg.	40,403	960,710
Adecco Group AG Reg.	3,673	261,628
Baloise Holding AG Reg.	1,010	154,514
Barry Callebaut AG Reg.	52	101,699
Chocoladefabriken Lindt & Sprungli AG Reg.	2	145,585
Chocoladefabriken Lindt & Sprungli AG	22	136,493
Clariant AG Reg.	4,295	102,749
Compagnie Financiere Richemont SA Reg.	11,436	1,027,660
Credit Suisse Group AG Reg.	53,188	893,293
Dufry AG Reg. (c)	783	102,847
Ems-Chemie Holding AG Reg	173	109,442
Geberit AG Reg.	828	366,160
Givaudan SA Reg.	207	472,238
Julius Baer Group Ltd.	5,026	309,307
Kuehne & Nagel International AG Reg.	1,222	192,471
LafargeHolcim Ltd. Reg.	9,849	539,672
Lonza Group AG Reg.	1,674	394,795
Nestle SA Reg.	68,751	5,434,181
Novartis AG Reg.	48,753	3,943,185
Pargesa Holding SA	681	60,424
Partners Group Holding AG	392	291,697
Roche Holding AG	15,421	3,537,531
Schindler Holding AG	895	193,112

See accompanying notes to schedules of investments.	41

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Schindler Holding AG Reg.	476	$99,724
SGS SA Reg	121	297,651
Sika AG	47	368,675
Sonova Holding AG Reg.	1,149	182,671
Straumann Holding AG Reg.	213	134,391
Swatch Group AG Reg., The	1,247	104,576
Swatch Group AG, The	682	300,929
Swiss Life Holding AG Reg.	712	253,734
Swiss Prime Site AG Reg.	1,448	140,130
Swiss Re AG	6,931	707,424
Swisscom AG	571	283,277
UBS Group AG	79,906	1,407,857
Vifor Pharma AG	1,090	168,081
Zurich Insurance Group AG	3,330	1,098,442

		25,278,955

United Kingdom (17.07%)
3i Group PLC	21,674	261,604
Admiral Group PLC	4,312	111,605
Anglo American PLC	29,109	678,084
Antofagasta PLC	8,948	115,687
Ashtead Group PLC	11,166	304,460
Associated British Foods PLC	7,935	277,420
AstraZeneca PLC	27,823	1,912,588
Auto Trader Group PLC (e)	22,573	110,956
Aviva PLC	87,263	609,016
Babcock International Group PLC	5,898	55,362
BAE Systems PLC	70,653	578,061
Barclays PLC	373,698	1,091,985
Barratt Developments PLC	22,784	169,543
Berkeley Group Holdings PLC, The	2,931	155,811
BHP Billiton PLC	45,896	907,052
BP PLC	436,254	2,942,577
British American Tobacco PLC	50,307	2,908,090
British Land Company PLC	21,771	196,251
BT Group PLC	181,922	580,660
Bunzl PLC	7,625	224,223
Burberry Group PLC	9,560	227,877
Capita PLC	15,168	30,681
Carnival PLC	4,022	258,870
Centrica PLC	122,933	246,146
Cobham PLC (c)	56,275	96,974
Coca-Cola HBC AG CDI	3,830	141,736
Compass Group PLC	34,260	699,554
ConvaTec Group PLC (e)	26,189	73,066
Croda International PLC	2,979	191,375
DCC PLC	1,997	183,998
Diageo PLC	54,754	1,851,764
Direct Line Insurance Group PLC	29,969	160,469
easyJet PLC	3,283	74,005
Experian PLC	20,100	434,696
Ferguson PLC	5,427	408,164
Fresnillo PLC	4,520	80,709
G4S PLC	35,279	122,785
GKN PLC	38,488	249,474
GlaxoSmithKline PLC	108,268	2,102,677

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Glencore PLC	266,773	$1,325,657
GVC Holdings PLC	11,918	153,998
Hammerson PLC	18,272	137,739
Hargreaves Lansdown PLC	5,997	137,653
HSBC Holdings PLC	443,553	4,165,278
IMI PLC	6,391	96,946
Imperial Brands PLC	20,979	714,324
InterContinental Hotels Group PLC	4,028	241,328
Intertek Group PLC	3,564	233,293
Investec PLC	14,760	114,070
ITV PLC	81,824	165,634
J Sainsbury PLC	36,877	123,703
John Wood Group PLC	15,056	114,405
Johnson Matthey PLC	4,437	189,288
Kingfisher PLC	46,942	192,570
Land Securities Group PLC	15,245	200,578
Legal & General Group PLC	128,863	466,903
Lloyds Banking Group PLC	1,579,752	1,436,983
London Stock Exchange Group PLC	6,558	379,726
Marks & Spencer Group PLC	37,478	142,358
Mediclinic International PLC	8,340	70,366
Meggitt PLC	16,132	97,865
Merlin Entertainments PLC (e)	16,303	79,274
Micro Focus International PLC	9,772	136,452
Mondi PLC	8,140	218,788
National Grid PLC	74,456	838,113
Next PLC	3,204	214,184
Old Mutual PLC	109,420	368,187
Pearson PLC	17,306	182,455
Persimmon PLC	6,954	246,813
Prudential PLC	56,470	1,411,110
Randgold Resources Ltd.	2,005	166,567
Reckitt Benckiser Group PLC	14,725	1,242,905
Reed Elsevier PLC (London)	22,872	469,833
Rio Tinto PLC	26,672	1,353,446
Rolls-Royce Holdings PLC	37,165	454,384
Royal Bank of Scotland Group PLC (c)	77,132	280,593
Royal Dutch Shell PLC Class A	98,899	3,129,020
Royal Dutch Shell PLC Class B	82,157	2,643,685
Royal Mail PLC	20,294	154,027
RSA Insurance Group PLC	22,805	201,903
Sage Group PLC, The	22,996	206,629
Schroders PLC	2,734	122,670
SEGRO PLC	22,354	188,655
Severn Trent PLC	5,419	140,290
Shire PLC	19,819	986,388
Sky PLC	22,390	407,769
Smith & Nephew PLC	19,569	366,077
Smiths Group PLC	8,736	185,826
SSE PLC	21,194	380,207
St. James’s Place PLC	11,984	182,707
Standard Chartered PLC	73,213	733,767
Standard Life Aberdeen PLC	59,883	302,270
Taylor Wimpey PLC	68,536	177,556
Tesco PLC	211,782	612,941
Travis Perkins PLC	5,610	97,267

42	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
TUI AG (United Kingdom)	9,848	$211,177
Unilever PLC	27,110	1,503,590
United Utilities Group PLC	15,074	151,384
Vodafone Group PLC	583,993	1,597,823
Weir Group PLC, The	4,938	138,420
Whitbread PLC	4,175	216,712
William Morrison Supermarkets PLC	49,550	148,668
WPP PLC	27,460	436,384

		56,013,636

Total Common Stocks
(cost $263,491,992)		322,963,695

Preferred Stocks (a) (0.56%)
Germany (0.56%)
Bayerische Moteren Werke (BMW)
AG, 0.00%	1,238	116,173
Fuchs Petrolub SE, 0.00%	1,416	76,867
Henkel AG & Co. KGaA, 0.00%	3,834	503,991
Porsche Automobil Holding SE, 0.00%	3,312	276,083
Schaeffler AG, 0.00%	3,744	57,822
Volkswagen AG, 0.00%	4,078	812,802

		1,843,738

Total Preferred Stocks
(cost $886,525)		1,843,738

	Shares	Value
Short-term Investments (0.02%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.58% (f)	68,278	$68,278

Total Short-term Investments
(cost $68,278)		68,278

TOTAL INVESTMENTS (99.04%)
(cost $264,446,795)		324,875,711
CASH (g) AND OTHER ASSETS, NET OF LIABILITIES (0.96%)		3,136,013

NET ASSETS (100.00%)		$328,011,724

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Security was valued using significant unobservable inputs.

(c)	Non-income producing security.

(d)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(e)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of these securities amounted to $2,315,830 or 0.71% of net assets.

(f)	Rate shown is the 7-day yield as of March 31, 2018.

(g)	At March 31, 2018, foreign currencies in the amount of $179,852 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	43

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$105,976,038	32.62
Japanese Yen	79,895,055	24.59
British Pound	56,013,636	17.24
Swiss Franc	25,278,955	7.78
Australian Dollar	21,474,753	6.61
Hong Kong Dollar	10,900,302	3.36
Swedish Krona	8,632,673	2.66
Danish Krone	5,927,448	1.82
Singapore Dollar	4,394,046	1.35
United States Dollar	2,780,158	0.86
Norwegian Krone	2,250,832	0.69
Israeli Shekel	826,976	0.26
New Zealand Dollar	524,839	0.16

Total Investments	$324,875,711	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$68,578,341	20.91
Industrials	47,461,240	14.47
Consumer Discretionary	40,990,944	12.50
Consumer Staples	35,780,037	10.91
Health Care	32,966,814	10.05
Materials	26,018,192	7.93
Information Technology	21,287,940	6.49
Energy	17,287,071	5.27
Telecommunication Services	12,397,051	3.78
Real Estate	11,390,870	3.47
Utilities	10,648,933	3.24

Total Stocks	324,807,433	99.02
Short-term Investments	68,278	0.02
Cash and Other Assets, Net of Liabilities	3,136,013	0.96

Net Assets	$328,011,724	100.00%

OPEN FUTURES CONTRACTS

	Contracts		Notional	Market	Unrealized
Description	Purchased	Expiration	Value	Value	Gain (Loss)
ASX SPI 200 Index	3	June 2018	$335,502	$330,415	$(5,087)
Euro Stoxx 50 Index	27	June 2018	1,094,997	1,090,018	(4,979)
FTSE 100 Index	6	June 2018	592,472	588,713	(3,759)
Nikkei 225 Index	7	June 2018	699,984	697,993	(1,991)

Total					$(15,816)

44	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

	Shares	Value
Registered Investment Companies (99.87%)
State Farm Variable Product Trust
Bond Fund (a)	3,780,971	$37,431,616
State Farm Variable Product Trust
Large Cap Equity Index Fund (a)	2,691,250	59,745,753

Total Registered Investment Companies
(cost $70,124,288)		97,177,369

TOTAL INVESTMENTS (99.87%)
(cost $70,124,288)		97,177,369
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.13%)		130,113

NET ASSETS (100.00%)		$97,307,482

(a)	As of March 31, 2018, investments in issuers considered to be affiliates of the Stock and Bond Balanced Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

						For the period ended March 31, 2018
Security	Shares Held at December 31, 2017	Shares Purchased	Shares Sold	Shares held at March 31, 2018	Value at March 31, 2018	Change in Unrealized Appreciation (Depreciation)
State Farm Variable Product Trust Bond Fund	3,520,481	260,490	—	3,780,971	$37,431,616	$(782,828)
State Farm Variable Product Trust Large Cap Equity Index Fund	2,822,354	—	131,104	2,691,250	59,745,753	(892,304)

					$97,177,369	$(1,675,132)

See accompanying notes to schedules of investments.	45

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (76.17%)
Aerospace/Defense (2.22%)
Northrop Grumman Corp. 3.250%, 08/01/2023	$1,500,000	$1,489,953
Rockwell Collins Inc. 3.200%, 03/15/2024	500,000	485,997
Northrop Grumman Corp. 2.930%, 01/15/2025	1,000,000	958,831
Rockwell Collins Inc. 3.500%, 03/15/2027	500,000	482,398

		3,417,179

Agriculture, Foods, & Beverage (5.75%)
PepsiCo Inc. 5.000%, 06/01/2018	1,000,000	1,004,460
Campbell Soup Co. 4.250%, 04/15/2021	1,000,000	1,027,758
Kellogg Co. 3.125%, 05/17/2022	1,000,000	999,910
Sysco Corp. 2.600%, 06/12/2022	1,000,000	973,934
Kellogg Co. 2.750%, 03/01/2023	1,000,000	971,327
PepsiCo Inc. 2.750%, 03/01/2023	1,000,000	986,020
Mondelez International Inc. 4.000%, 02/01/2024	500,000	515,152
Danone SA (a) 2.947%, 11/02/2026	1,000,000	928,709
General Mills Inc. 3.200%, 02/10/2027	500,000	461,779
Sysco Corp. 3.250%, 07/15/2027	500,000	478,051
Campbell Soup Co. 4.150%, 03/15/2028	500,000	496,331

		8,843,431

Automotive (3.50%)
Toyota Motor Credit Corp. 2.100%, 01/17/2019	1,000,000	995,124
2.750%, 05/17/2021	1,000,000	993,815
Daimler Finance NA LLC (a) 2.000%, 07/06/2021	500,000	481,517
American Honda Finance Corp. 2.300%, 09/09/2026	1,000,000	922,993
BMW US Capital LLC (a) 3.300%, 04/06/2027	1,000,000	981,169
American Honda Finance Corp. 3.500%, 02/15/2028	1,000,000	1,007,011

		5,381,629

Banks (3.15%)
Bank of New York Mellon Corp. 2.200%, 03/04/2019	1,000,000	996,384
Wells Fargo & Co. 3.000%, 01/22/2021	500,000	497,503

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Toronto-Dominion Bank, The 1.800%, 07/13/2021	$500,000	$479,979
U.S. Bancorp 3.700%, 01/30/2024	500,000	509,207
Bank of New York Mellon Corp. 3.400%, 05/15/2024	500,000	499,560
Wells Fargo & Co. 3.000%, 02/19/2025	500,000	476,343
U.S. Bancorp 2.375%, 07/22/2026	1,000,000	908,039
Wells Fargo & Co. 3.000%, 10/23/2026	500,000	468,228

		4,835,243

Building Materials & Construction (0.31%)
CRH America Finance, Inc. (a) 3.400%, 05/09/2027	500,000	478,970

Chemicals (4.48%)
E.I. du Pont de Nemours and Co. 6.000%, 07/15/2018	500,000	504,622
Praxair Inc. 2.450%, 02/15/2022	1,000,000	980,008
Dow Chemical Co., The 3.000%, 11/15/2022	1,000,000	981,871
E.I. du Pont de Nemours and Co. 2.800%, 02/15/2023	1,000,000	976,897
Praxair Inc. 2.700%, 02/21/2023	500,000	490,140
International Flavors & Fragrances Inc. 3.200%, 05/01/2023	500,000	495,732
Potash Corporation of Saskatchewan Inc. 3.625%, 03/15/2024	1,000,000	997,160
Praxair Inc. 3.200%, 01/30/2026	500,000	494,226
Ecolab Inc. 2.700%, 11/01/2026	500,000	468,975
Potash Corporation of Saskatchewan Inc. 4.000%, 12/15/2026	500,000	499,396

		6,889,027

Commercial Service/Supply (0.65%)
Cintas Corp. No. 2 3.250%, 06/01/2022	1,000,000	997,237

Computer Software & Services (2.51%)
Automatic Data Processing Inc. 2.250%, 09/15/2020	500,000	493,977
Texas Instruments Inc. 2.750%, 03/12/2021	500,000	499,433
Automatic Data Processing Inc. 3.375%, 09/15/2025	500,000	502,618

46	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Computer Software & Services (Cont.)
Oracle Corp. 2.650%, 07/15/2026	$500,000	$467,503
Microsoft Corp. 2.400%, 08/08/2026	500,000	465,290
Analog Devices Inc. 3.500%, 12/05/2026	500,000	487,344
QUALCOMM Inc. 3.250%, 05/20/2027	1,000,000	947,964

		3,864,129

Computers (0.65%)
International Business Machines Corp. 3.450%, 02/19/2026	1,000,000	994,852

Consumer & Marketing (2.86%)
Unilever Capital Corp. 4.250%, 02/10/2021	1,000,000	1,037,635
Procter & Gamble Co., The 2.300%, 02/06/2022	1,000,000	980,626
Reckitt Benckiser Treasury Services PLC (a) 2.750%, 06/26/2024	1,500,000	1,430,201
Kimberly-Clark Corp. 2.750%, 02/15/2026	1,000,000	955,849

		4,404,311

Electronic/Electrical Manufacturing (0.63%)
Emerson Electric Co. 2.625%, 02/15/2023	1,000,000	973,838

Financial Services (2.93%)
JPMorgan Chase & Co. 2.200%, 10/22/2019	500,000	495,140
4.350%, 08/15/2021	1,000,000	1,035,769
General Electric Capital Corp. 3.100%, 01/09/2023	287,000	281,164
JPMorgan Chase & Co. 3.200%, 01/25/2023	500,000	495,265
3.625%, 05/13/2024	500,000	498,802
GE Capital International Funding Co. 3.373%, 11/15/2025	744,000	719,146
Visa Inc. 3.150%, 12/14/2025	1,000,000	980,799

		4,506,085

Health Care (9.99%)
GlaxoSmithKline Capital Inc. 5.650%, 05/15/2018	1,000,000	1,003,744
Thermo Fisher Scientific Inc. 2.400%, 02/01/2019	500,000	498,229
Pfizer Inc. 2.100%, 05/15/2019	500,000	498,157

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Amgen Inc. 2.200%, 05/22/2019	$500,000	$496,849
Gilead Sciences Inc. 2.550%, 09/01/2020	500,000	495,964
Medtronic Inc. 4.125%, 03/15/2021	1,000,000	1,029,927
Sanofi-Aventis 4.000%, 03/29/2021	1,000,000	1,027,550
GlaxoSmithKline Capital Inc. 2.800%, 03/18/2023	1,000,000	978,910
Pfizer Inc. 3.000%, 06/15/2023	1,000,000	996,690
Novartis Capital Corp. 3.400%, 05/06/2024	1,000,000	1,007,391
Pfizer Inc. 3.400%, 05/15/2024	500,000	504,177
Stryker Corp. 3.375%, 05/15/2024	1,000,000	1,000,206
Amgen Inc. 3.625%, 05/22/2024	500,000	503,374
Bayer U.S. Finance LLC (a) 3.375%, 10/08/2024	500,000	491,282
Thermo Fisher Scientific Inc. 3.650%, 12/15/2025	500,000	499,439
Gilead Sciences Inc. 3.650%, 03/01/2026	500,000	501,784
Roche Holdings Inc. (a) 2.625%, 05/15/2026	1,000,000	947,091
Baxter International Inc. 2.600%, 08/15/2026	500,000	455,282
Abbott Laboratories 3.750%, 11/30/2026	500,000	497,324
Bristol-Myers Squibb Co. 3.250%, 02/27/2027	500,000	494,835
AstraZeneca PLC 3.125%, 06/12/2027	1,000,000	958,016
Thermo Fisher Scientific Inc. 3.200%, 08/15/2027	500,000	473,265

		15,359,486

Machinery & Manufacturing (6.03%)
Danaher Corp. 2.400%, 09/15/2020	500,000	495,684
John Deere Capital Corp. 2.800%, 03/04/2021	500,000	498,103
Caterpillar Financial Services Corp. 2.850%, 06/01/2022	1,000,000	988,034
Deere & Co. 2.600%, 06/08/2022	1,000,000	976,300
Covidien International 3.200%, 06/15/2022	1,000,000	999,645
3M Co. 2.000%, 06/26/2022	500,000	483,045

See accompanying notes to schedules of investments.	47

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Caterpillar Financial Services Corp. 2.625%, 03/01/2023	$1,000,000	$969,712
Siemens Financieringsmaatschappij NV (a) 3.125%, 03/16/2024	1,000,000	987,452
Caterpillar Financial Services Corp. 3.250%, 12/01/2024	500,000	494,129
John Deere Capital Corp. 3.400%, 09/11/2025	500,000	498,150
Bemis Company Inc. 3.100%, 09/15/2026	1,000,000	935,774
Eaton Corp. 3.103%, 09/15/2027	1,000,000	940,793

		9,266,821

Media & Broadcasting (3.16%)
Time Warner Inc. 2.100%, 06/01/2019	500,000	495,501
Comcast Corp. 3.125%, 07/15/2022	1,000,000	997,641
Time Warner Inc. 3.550%, 06/01/2024	500,000	493,064
Thomson Reuters Corp. 3.850%, 09/29/2024	500,000	500,601
Walt Disney Co., The 3.150%, 09/17/2025	500,000	491,914
1.850%, 07/30/2026	500,000	445,385
S&P Global Inc. 2.950%, 01/22/2027	500,000	475,146
Moody’s Corp. (a) 3.250%, 01/15/2028	1,000,000	951,914

		4,851,166

Mining & Metals (0.67%)
Rio Tinto Finance USA PLC 3.500%, 03/22/2022	500,000	511,256
Barrick Gold Corp. 3.850%, 04/01/2022	500,000	511,234

		1,022,490

Oil & Gas (6.85%)
Apache Corp. 3.250%, 04/15/2022	1,000,000	988,579
Shell International Finance 2.375%, 08/21/2022	500,000	485,279
EOG Resources Inc. 2.625%, 03/15/2023	500,000	481,682
Chevron Corp. 3.326%, 11/17/2025	1,000,000	1,000,455
Devon Energy Corp. 5.850%, 12/15/2025	1,000,000	1,135,811
Trans-Canada Pipelines 4.875%, 01/15/2026	1,000,000	1,079,089

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Woodside Finance Ltd.(a) 3.700%, 09/15/2026	$1,000,000	$984,692
Occidental Petroleum Corp. 3.000%, 02/15/2027	500,000	479,310
Canadian Natural Resources Ltd. 3.850%, 06/01/2027	1,000,000	977,880
Baker Hughes, a GE Co., LLC / Baker Hughes Co-Obligor, Inc. 3.337%, 12/15/2027	1,000,000	956,250
Texas Eastern Transmission LP (a) 3.500%, 01/15/2028	500,000	477,402
Woodside Finance Ltd.(a) 3.700%, 03/15/2028	500,000	482,045
Southwest Gas Corp. 3.700%, 04/01/2028	1,000,000	1,007,289

		10,535,763

Retailers (4.84%)
CVS Caremark Corp. 2.250%, 12/05/2018	1,000,000	996,468
Home Depot Inc. 4.400%, 04/01/2021	1,000,000	1,039,099
TJX Companies Inc., The 2.750%, 06/15/2021	500,000	497,108
Walgreen Co. 3.100%, 09/15/2022	500,000	489,639
Home Depot Inc. 2.700%, 04/01/2023	1,000,000	980,603
Amazon.com Inc. (a) 2.800%, 08/22/2024	500,000	485,152
Home Depot Inc. 3.350%, 09/15/2025	500,000	498,015
Lowe’s Companies Inc. 3.375%, 09/15/2025	1,000,000	992,110
McDonald’s Corp. 3.500%, 03/01/2027	1,000,000	985,377
Amazon.com Inc. (a) 3.150%, 08/22/2027	500,000	482,422

		7,445,993

Telecom & Telecom Equipment (3.22%)
AT&T Inc. 4.450%, 05/15/2021	1,000,000	1,034,585
Vodafone Group PLC 2.950%, 02/19/2023	1,000,000	973,398
Verizon Communications Inc. 4.150%, 03/15/2024	1,000,000	1,026,351
AT&T Inc. 3.400%, 05/15/2025	500,000	481,774
Verizon Communications Inc. 2.625%, 08/15/2026	500,000	456,619
Deutsche Telekom International Finance BV (a) 3.600%, 01/19/2027	1,000,000	981,683

		4,954,410

48	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (3.51%)
Burlington Northern Santa Fe 3.000%, 03/15/2023	$1,500,000	$1,486,721
Norfolk Southern Corp. 3.850%, 01/15/2024	1,000,000	1,024,127
Canadian National Railway Co. 2.750%, 03/01/2026	1,000,000	952,219
FedEx Corp. 3.300%, 03/15/2027	500,000	485,082
CSX Corp. 3.250%, 06/01/2027	1,000,000	955,838
Kirby Corp. 4.200%, 03/01/2028	500,000	500,171

		5,404,158

Utilities & Energy (8.26%)
Public Service Electric and Gas Co. 5.300%, 05/01/2018	500,000	501,127
Florida Power Corp. 5.650%, 06/15/2018	500,000	502,971
Pacificorp 5.650%, 07/15/2018	500,000	505,262
Appalachian Power Co. 4.600%, 03/30/2021	500,000	521,556
Southern California Edison Co. 3.875%, 06/01/2021	1,000,000	1,025,829
Baltimore Gas & Electric Co. 2.800%, 08/15/2022	500,000	492,930
Northern States Power Co. 2.150%, 08/15/2022	500,000	480,041
Pacific Gas & Electric 2.450%, 08/15/2022	1,000,000	955,547
Indiana Michigan Power Co. 3.200%, 03/15/2023	1,000,000	988,767
Kansas City Power & Light Co. 3.150%, 03/15/2023	1,000,000	987,416
Public Service Company of Colorado 2.500%, 03/15/2023	1,000,000	971,337
Virginia Electric & Power Co. 3.450%, 02/15/2024	1,000,000	1,003,133
Commonwealth Edison Co. 2.550%, 06/15/2026	500,000	466,055
Arizona Public Service Co. 2.550%, 09/15/2026	1,000,000	922,607
Atmos Energy Corp. 3.000%, 06/15/2027	500,000	482,459
Boston Gas Co. (a) 3.150%, 08/01/2027	1,000,000	958,241

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Pennsylvania Electric Co. (a) 3.250%, 03/15/2028	$1,000,000	$941,181

		12,706,459

Total Corporate Bonds
(cost $118,854,022)		117,132,677

U.S. Treasury Obligations (21.95%)
U.S. Treasury Notes 2.750%, 02/15/2019	7,500,000	7,540,725
3.625%, 02/15/2020	6,000,000	6,147,186
1.375%, 08/31/2020	1,000,000	977,109
2.000%, 08/31/2021	1,000,000	984,961
2.000%, 02/15/2023	1,000,000	974,414
2.125%, 02/29/2024	1,000,000	971,992
2.375%, 08/15/2024	1,000,000	983,086
2.000%, 02/15/2025	5,000,000	4,784,180
2.250%, 02/15/2027	3,000,000	2,883,399
2.750%, 02/15/2028	7,500,000	7,503,810

Total U.S. Treasury Obligations
(cost $33,950,869)		33,750,862

	Shares	Value
Short-term Investments (1.35%)
JPMorgan U.S. Government Money Market Fund Capital Shares,. 1.56% (b)	2,083,580	$2,083,580

Total Short-term Investments
(cost $2,083,580)		2,083,580

TOTAL INVESTMENTS (99.47%)
(cost $154,888,471)		152,967,119
OTHER ASSETS, NET OF LIABILITIES (0.53%)		810,556

NET ASSETS (100.00%)		$153,777,675

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of these securities amounted to $13,471,123 or 8.76% of net assets.

(b)	Rate shown is the 7-day yield as of March 31, 2018.

See accompanying notes to schedules of investments.	49

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

	Principal amount	Value
Short-term Investments (100.14%)
Government Agency Securities (a) (51.93%)
Federal Home Loan Bank 1.430%, 04/24/2018	$3,000,000	$2,997,021
1.590%, 04/25/2018	2,625,000	2,621,986
1.490%, 05/04/2018	2,000,000	1,997,102
1.640%, 05/18/2018	1,045,000	1,042,667
1.700%, 05/31/2018	1,600,000	1,595,316
1.675%, 06/26/2018	2,000,000	1,991,811
Federal National Mortgage Association 1.550%, 04/23/2018	1,000,000	998,967
1.640%, 05/29/2018	1,500,000	1,495,900

		14,740,770

	Shares	Value
Registered Investment Companies (7.03%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.56% (b)	1,995,279	$1,995,279

	Principal amount	Value
U.S. Government Obligations (41.18%)
U.S. Treasury Bill 1.456%, 04/05/2018	$1,500,000	$1,499,636
1.639%, 04/12/2018	1,500,000	1,499,146
1.499%, 04/12/2018	1,200,000	1,199,317
1.522%, 04/19/2018	2,500,000	2,497,887
1.682%, 04/26/2018	1,500,000	1,498,108
1.530%, 05/03/2018	2,000,000	1,997,109
1.641%, 05/10/2018	1,500,000	1,497,197

		11,688,400

Total Short-term Investments
(cost $28,424,449)		28,424,449

TOTAL INVESTMENTS (100.14%)
(cost $28,424,449)		28,424,449
LIABILITIES, NET OF OTHER ASSETS (-0.14%)		(41,058)

NET ASSETS (100.00%)		$28,383,391

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that this entity continues to meet its obligations to holders of bonds it has issued or guaranteed.

(b)	Rate shown is the 7-day yield as of March 31, 2018.

50	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services - Investment Companies.” Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. For approximately one-half of the Fund’s portfolio, the Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small capitalization companies. For the remaining approximately one-half of the Fund’s portfolio, the Fund invests in shares of the iShares Core S&P Mid-Cap ETF.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)¹ by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)² by investing in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the MSCI Europe, Australasia and Far East Free Index® (the “EAFE Free”)³ by investing in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund typically invests 80% or more of its assets in investment grade bonds or bonds determined to be of comparable quality.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 5 Income Taxes.

Foreign Currency Translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2018. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Short Sales

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of corporate actions (e.g., corporate mergers or spin-offs) that no longer are included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

New Accounting Pronouncement

In March 2017, FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities. This update requires certain premiums on callable debt securities to be amortized to the earliest call date. The amendments will be applied on a modified-retrospective basis and are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, the Trust’s management is evaluating the impact this pronouncement may have on the Trust’s financial statements, if any.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•	Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’sown data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Spot and forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of March 31, 2018:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—
Common Stocks (a)	$79,545,987	$—	$—	$79,545,987
Short-term Investments	2,472,470	—	—	2,472,470
Small/Mid Cap Equity Fund					—	—	—
Common Stocks (a)	34,669,901	—	—	34,669,901
Registered Investment Companies	36,520,629	—	—	36,520,629
Short-term Investments	1,631,949	—	—	1,631,949
International Equity Fund					—	—	—
Common Stocks (a)	13,557,710	40,549,226	—	54,106,936
Preferred Stocks (a)	70,662	—	—	70,662
Short-term Investments	2,278,783	—	—	2,278,783
Large Cap Index Fund					(679,521)	—	—	(679,521)
Common Stocks (a)	679,923,438	—	—	679,923,438
Short-term Investments	12,918,941	—	—	12,918,941
Small Cap Index Fund					(165,961)	—	—	(165,961)
Common Stocks (a)	331,095,629	25,890	0	331,121,519
Short-term Investments	4,195,083	—	—	4,195,083
International Index Fund					(15,816)	—	—	(15,816)
Common Stocks (a)	2,177,630	320,786,065	0	322,963,695
Preferred Stocks (a)	—	1,843,738	—	1,843,738
Short-term Investments	68,278	—	—	68,278
Balanced Fund					—	—	—
Registered Investment Companies	97,177,369	—	—	97,177,369
Bond Fund					—	—	—
Corporate Bonds (a)	—	117,132,677	—	117,132,677
U.S. Treasury Obligations	—	33,750,862	—	33,750,862
Short-term Investments	2,083,580	—	—	2,083,580
Money Market Fund					—	—	—
Short-term Investments	1,995,279	26,429,170	—	28,424,449

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

On December 31, 2017, all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund (except for International Equity Fund’s holdings listed on the Sao Paulo Stock Exchange and International Index Fund’s holdings listed on the Tel-Aviv Stock Exchange which did not trade on the last day of the period because the exchanges were closed), were valued at last traded price because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. On March 31, 2018, the International Equity Fund and International Index Fund used data provided by an independent statistical fair value service to fair value common stocks and preferred stocks primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks valued on March 31, 2018 at $39,318,830 were transferred from Level 1 to Level 2 in the International Equity Fund and $321,648,830 of common stocks and preferred stocks were transferred from Level 1 to Level 2 in the International Index Fund.

For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of March 31, 2018 as compared to December 31, 2017.

The Small Cap Index Fund and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2017 or for the period ended March 31, 2018. The remaining Funds did not hold any Level 3 securities as of December 31, 2017, or for the period ended March 31, 2018.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 4 Derivative Instruments.

4.	Derivative Instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds, other than the Balanced Fund, entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds may engage in portfolio hedging with the objective to protect against variations in exchange rates. Portfolio hedging involves the selling of forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. These Funds bear the market risk that arise from changes in foreign currency rates and the potential for any credit risk should a counterparty fail to perform under a forward foreign currency contract, and as a result, might realize a loss. As of March 31, 2018, neither Fund has entered into a forward foreign currency contract.

For unrealized gain (loss) of derivative instruments held by the Funds, see the Schedules of Investments.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

5.	Income Taxes

As of March 31, 2018, each fund’s aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes for the Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$65,810,341	$18,230,647	$(2,022,531)	$16,208,116
Small/Mid Cap Equity Fund	66,496,460	8,801,249	(2,475,230)	6,326,019
International Equity Fund	45,860,204	12,543,392	(1,947,215)	10,596,177
Large Cap Index Fund	416,057,265	323,101,672	(46,996,079)	276,105,593
Small Cap Index Fund	239,359,513	129,476,169	(33,685,041)	95,791,128
International Index Fund	267,226,731	114,011,030	(56,377,866)	57,633,164
Balanced Fund	70,124,326	28,490,220	(1,437,177)	27,053,043
Bond Fund	154,888,471	880,162	(2,801,514)	(1,921,352)
Money Market Fund	28,424,449	—	—	—

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments may relate to one or more of the following: return of capital transactions, mark-to-market of Passive Foreign Investment Companies (“PFICs”), mark-to-market of non-PFICs, wash sales, open futures contracts unrealized gain (loss), partnership distributive share adjustments and deemed dividend distributions.

(1) The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and State Farm Variable Product Trust (together the “Licensees”). Standard & Poor’s®,S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Licensees. Licensees’ products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2) Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3) The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	May 18, 2018

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	May 18, 2018